SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933

Post-Effective Amendment No. 9

and/ or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 17

American National Variable Life Separate Account
(Exact Name of Registrant)

American National Insurance Company
(Name of Depositor)

One Moody Plaza, Galveston, Texas 77550
(Address of Depositor's Principal Executive Offices) (Zip Code)

(409)763-4661
(Depositor’s Telephone Number, Including Area Code)

Name and Address of Agent for service:	Please send copies of communications to:
Dwain Akins, Esq., Vice President	Jerry L. Adams
American National Insurance Company	Greer, Herz & Adams, L.L.P.
One Moody Plaza	One Moody Plaza
Galveston, TX 77550	Galveston, Texas 77550

Approximate Date of Proposed Pubic Offering

        It is proposed that this filing will become effective (check appropriate box):

Immediately upon filing pursuant to paragraph (b).

60 days after filing pursuant to paragraph (a)(1).

On May 1, 2005 pursuant to paragraph (b).

On (date) pursuant to paragraph (a)(1) of Rule 485.

                 If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS FOR

INVESTRAC ADVANTAGE VARIABLE UNIVERSAL LIFE

INDIVIDUAL FLEXIBLE PREMIUM

VARIABLE UNIVERSAL LIFE POLICY

ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

MAY 1, 2005

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

The Policy involves investment risks, including possible loss of principal.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with this Policy.

The Policy is not available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

For a full description of the Funds referenced in this prospectus, or such funds’ investment policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to our Home Office at American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.

Please read this prospectus and keep it for future reference.

Form 7992 Rev. 5-05

The value of your Policy will vary with the investment performance of investment options you choose. You can choose to have your net premium payments (premium payments less applicable charges) allocated to Subaccounts of the American National Variable Life Separate Account “Separate Account” and to our General Account. Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

American National Investment Accounts, Inc.
American National Money Market Portfolio
American National Growth Portfolio
American National Balanced Portfolio
American National Equity Income Portfolio
o American National High Yield Portfolio
American National International Stock Portfolio
American National Small-Cap/Mid-Cap Portfolio
American National Government Bond Portfolio

T. Rowe Price
Equity Income Portfolio
Mid-Cap Growth Portfolio*
International Stock Portfolio

* Not available for investment in Contracts issued on or after May 1, 2004.

Fidelity Variable Insurance Products Initial Class
VIP Money Market Portfolio
VIP Equity-Income Portfolio
VIP High Income Portfolio
VIP Growth Portfolio
VIP Overseas Portfolio
VIP Contrafund®Portfolio
VIP Asset Manager: Growth Portfolio
VIP Investment Grade Bond Portfolio
VIP Asset ManagerSM Portfolio
VIP Index 500 Portfolio
VIP Balanced Portfolio
VIP Growth and Income Portfolio
VIP Mid Cap Portfolio
VIP Growth Opportunities Portfolio

RISK/BENEFIT SUMMARY

(Glossary containing terms used in this prospectus immediately follow Risk/Benefit Summary provision of this prospectus).

Policy Benefits

The Policy

The Policy is a flexible premium variable universal life insurance Policy. In certain states, the Policy may be offered as a group Policy with individual ownership represented by certificates. The discussion of Policies in this prospectus applies equally to certificates under group Policies.

You do not have a fixed schedule for premium payments. You can establish a schedule of Planned Periodic Premiums, but you are not required to follow such schedule. (See the “Premium Flexibility,” provision in the “Payment and Allocation of Premiums” section of this prospectus.)

The Death Benefit under the Policy may, and the Accumulation Value will, reflect the investment performance of the investments you choose. (See the “Policy Benefits” section of this prospectus and “Accumulation Value,” provision in the “Duration of the Policy” section of this prospectus) You benefit from any increase in value and bear the risk that your chosen investment options may decrease in value. The amount and duration of the life insurance coverage provided by the Policy is not guaranteed, except under the Guaranteed Coverage Benefit provision. Further, the Accumulation Value is not guaranteed, except in the Fixed Account.

Issuance of a Policy

In order to purchase a Policy, you must submit an application to us. We review the application to determine whether the Policy can be issued in accordance with our underwriting standards. Once the underwriting process is completed, the Date of Issue is designated. You, however, must submit your initial premium for the Policy to have an Effective Date. Accordingly, the Date of Issue may be before the Effective Date. Your initial premium can be re-submitted if the underwriting review of the application is later completed.

Allocation of Premiums

You can allocate premiums to one or more of the Subaccounts and to the Fixed Account. (See the “Separate Account,” and “Fixed Account,” provisions in the “American National Insurance Company, the Separate Account, the Funds and the Fixed Account” section of this prospectus.) The assets of the various Subaccounts are invested in Portfolios. The prospectuses for the Portfolios accompany this prospectus.

Premium payments received before the Date of Issue are held in our General Account without interest. On the Date of Issue, premiums received on or before that date are allocated to the Subaccount that invests in the American National Money Market Portfolio.

Premium payments received within 15 days after the Date of Issue are also allocated to the Subaccounts that invests in American National Money Market Portfolio. After the 15-day period, premium payments and Accumulation Value are allocated among the Subacccounts in accordance with your instructions as contained in the application. The minimum percentage that you may allocate to any one Subaccount or to the Fixed Account is 10% of the premium, and fractional percentages may not be used.

Policy Benefits and Rights

Death Benefit. The Death Benefit is available in two options. (See the “Death Benefit Options,” provision in the “Policy Benefits” section of this prospectus.) The Death Benefit Proceeds may be paid in a lump sum or in accordance with an optional payment plan. (See the “Payment of Policy Benefits,” provision in the “Duration of the Policy” section of this prospectus.)

Adjustments to Death Benefit. You can adjust the Death Benefit by changing the Death Benefit option and by increasing or decreasing the Specified Amount. Changes in the Specified Amount or the Death Benefit option are subject to certain limitations. (See the “Death Benefit Options,” provision and “Change in Specified Amount,” provision in the “Policy Benefits” section of this prospectus.)

Accumulation Value and Surrender Value. The Accumulation Value reflects the investment performance of the chosen Subaccounts, the rate of interest paid on the Fixed Account, premiums paid, partial surrenders, and charges deducted from the Policy. There is no guaranteed minimum Accumulation Value. You can withdraw the entire Surrender Value. Subject to certain limitations, you can also withdraw a portion of the Surrender Value. Partial surrenders reduce both the Accumulation Value and the Death Benefit payable under the Policy. A surrender charge will be deducted from the amount paid upon a partial withdrawal. (See the “Partial Surrender Charge,” provision in the “Charges and Deductions” section of this prospectus. See the “Surrenders,” provision in the “Policy Rights” section of this prospectus.) Surrenders may have tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

Policy Loans. You can borrow money from us using the Policy as security for the loan. (See the “Loan Benefits,” provision in the “Policy Benefits” section of this prospectus.) Policy Loans may have tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

Free Look Period. You have a free look period in which to examine a Policy and return it for a refund. The length of the free look period varies among different states, but generally runs for 10 days after you receive your Policy. The date you receive your Policy will not necessarily be the date you submit your premium. (See the “Refund Privilege,” provision in the “Policy Benefits” section of this prospectus.)

Policy Lapse and Guaranteed Coverage Benefit. We will provide a Guaranteed Coverage Benefit so long as the Guaranteed Coverage Premium is paid and other Policy provisions are met. After the Guaranteed Coverage Benefit period, the Policy will lapse at any time the Surrender Value is insufficient to pay the Monthly Deductions and the grace period expires without sufficient additional premium payment. The grace period starts when written notice of lapse is mailed to your last known address and expires 61 days later. Unless the Guaranteed Coverage Benefit requirements have been met, lapse can occur even if Planned Periodic Premiums are paid. (See the “Payment and Allocation of Premiums,” section of this prospectus.)

Additional Benefits

There are a number of additional benefits you may add to your policy by way of riders.

Additional Insurance Benefits (Riders). Subject to certain requirements, certain additional optional benefits may be obtained. The cost of any such additional insurance benefits will be deducted as part of the Monthly Deduction. Riders in force during the time the Guaranteed Coverage Benefit is in effect will increase the Guaranteed Coverage Premium requirement.

Insured’s Level Term Rider. Provides level term insurance on the base Policy’s insured.

Spouse’s Term Rider. Provides level term insurance on the insured’s covered spouse. The covered spouse must be named in the application.

Children’s Level Term Rider. Provides level term insurance on each covered child. A child, stepchild or adopted child of the insured, can be a covered child if named in the application or born to the insured after the date of the application. Coverage on each child terminates at age 25.

Accidental Death Benefit Rider. Provides an additional death benefit if the insured’s death is caused by an accident.

Disability Waiver of Minimum Premium Benefit Rider. Provides for the waiver of the minimum premium or the monthly deductions, if greater, if the insured becomes totally disabled. The disability must have existed for six months.

Additional Insurance Option Rider. Provides that on each option date, the company will issue an additional life insurance policy on the life of the insured without requiring proof that the insured is insurable. The regular option dates are the policy anniversaries following the insured’s 25,28, 31, 34, 37 and 40th birthdays. Additional option dates are 90 days after (a) the insured’s first marriage, (b) the live birth of a child of the insured, (c) adoption of a child. Additional option dates must occur before the insured’s 40th birthday. If an additional option is exercised, the next regular option date will be cancelled.

Risks of the Policy

Investment Performance

The value of your Policy will fluctuate with the performance of the Subaccounts and Fixed Account you select. Your choices may decline in value or they may not perform to your expectations. You bear the investment risk of any Accumulation Value invested in your choices.

Suitability

Variable life insurance is designed for long-term financial planning. It is not suitable as a vehicle for short-term savings. You should not purchase the Policy if you will need the funds in a short period of time.

Termination

Your Policy could terminate if the value of the Policy becomes too low to support the Policy’s monthly charges. Before the Policy terminates, however, you will receive a grace period during which you will be notified in writing that your coverage may terminate unless you pay additional premium.

Limitations on Access to Cash Value

Withdrawals and Policy Loans are restricted. We will not allow a partial withdrawal that exceeds the Surrender Value of the Policy less an amount sufficient to cover the Monthly Deductions for three months. The minimum withdrawal is $100. The minimum loan is $100 and the maximum loan is 75% of the Surrender Value during the first three Policy Years and 90% of Surrender Value thereafter.

Limitations on Transfers

Transfers among the investment options are restricted. Transfers from the Fixed Account are generally limited to one per Policy Year and may not exceed 25% of the amount in the Fixed Account. Any transfer after the first twelve transfers in a Policy Year will be subject to a $10.00 transfer fee. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Policyowner’s transfer or transfer practices adversely affect any underlying Portfolios or other Policyowners. (See the “Transfers” provision in the “Policy Rights” section of this prospectus.)

Impact of Loans

Taking a loan from your Policy may increase the risk that your Policy will terminate. It will have a permanent effect on the Policy’s Surrender Value and will reduce the Death Benefit Proceeds. Also, Policy termination with an outstanding loan can result in adverse tax consequences.

Adverse Tax Consequences

Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your Policy may become a “modified endowment Policy” (MEC). Under federal tax law, loans, withdrawals, and other pre-death distributions received from a MEC Policy are taxed as income first and recovery of basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax. Existing tax laws that benefit this Policy may change at any time.

Additional Risks

The type of investments that a Portfolio makes will also create risk. A comprehensive discussion of the risks of each of the Portfolios may be found in that Portfolio’s prospectus. You should read the Portfolio’s prospectus carefully before investing.

Risk/Benefit Summary: Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value between investment options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Maximum Sales Charge Imposed on Premiums (Load)	None	None

Premium Taxes	Not applicable	None

Maximum Deferred Sales Charge (Load)	Upon Surrender, partial surrender if Option A or decrease in Specified Amount under either Option A or B.	$49.04 per $1000 of surrendered amount or decrease in Specified Amount

Other Surrender Fees	Upon partial surrender	$25 per partial surrender assessed on reduction of the face amount

Transfer Fees	Upon transfer	$10 per transfer[1]

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Cost of Insurance[2]	Monthly	See below

Minimum	Monthly	$0.5669 per $1000 of Net Amount at Risk

Maximum	Monthly	$31.5633 per $1000 of Net Amount at Risk

Charge for a Standard Male[2] Non Smoker, Issue Age 45	Monthly	$.28804 per $1000 of Net Amount at Risk

Policy Charge[2]	Monthly	$.31034 per $1000 of Specified Amount

Annual Maintenance Fee	Monthly	$7.50 per month

Mortality and Expense Risk Fees	Annual	1.25% of Accumulation Value in the Separate Account (.003% daily)

Administrative Fees	Not applicable	None

Loan Interest	Policy Anniversary	3% for Preferred Loans 5% for all others

RIDERS COST OF INSURANCE ("COI") RATES

Rider	When Charge is Deducted	Maximum Guaranteed

Children's Level Term	Monthly	Min COI $0.858 per $1000 of Specified Amount

Max COI $0.858 per $1000 of Specified Amount

Charge for a Standard Male[2] Non Smoker, Issue Age 45	Monthly	$0.058 per $1000 of Specified Amount

Accidental Death	Monthly	Min COI $0.06333 per $1000 of Specified Amount

Max COI $0.16833 per $1000 of Specified Amount

Charge for a Standard Male[2] Non Smoker, Issue age 45	Monthly	$0.08083 per $1000 of Specified Amount

Spouse's Level Term	Monthly	Min COI $0.717 per $1000 of Specified Amount

Max COI $31.56338 per $1000 of Specified Amount

Charge for a Standard Male[2] Non Smoker, Issue age 45	Monthly	$0.28804 per $1000 of Specified Amount

Level Term	Monthly	Min COI $0.717 per $1000 of Specified Amount

Max COI $31.56338 per $1000 of Specified Amount

Charge for a Standard Male[2] Non Smoker, Issue age 45	Monthly	$0.28804 per $1000 of Specified Amount

Additional Insurance Option	Monthly	Min COI $0.03417 per $1000 of Specified Amount

Max COI $0.16583 per $1000 of Specified Amount

Charge for a Standard Male[2] Non Smoker, Issue age 45	Monthly	N/A

Premium Waiver	Monthly	Min COI $0.034 per $1000 of Specified Amount

Max COI $0.193 per $1000 of Specified Amount

Charge for a Standard Male[2] Non Smoker, Issue age 45	Monthly	$0.204 per $1000 of Specified Amount

1The first 12 transfers of Accumulation Value in a Policy Year are free. Thereafter, a transfer charge of $10 will be deducted from the amount transferred. (See the “Transfer Charge,” provision in the “Charges and Deductions” section of this prospectus.)

2The cost of insurance varies based on individual characteristics. The cost of insurance charges shown in the table may not be representative of the charge that a particular Policyowner will pay. You can obtain information about your particular cost of insurance and any other charges that may apply to you by asking your sales representative or contact us at 1-800-306-2959.

The next table describes the Portfolio’s fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

Portfolio

	Minimum	Maximum
Total Expenses[1]
(before fee waivers or reimbursements)	0.34%	3.05%

1Expenses are shown as a percentage of an Portfolio’s average net assets as of December 31, 2004. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.28% and 1.12%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable

GLOSSARY

Accumulation Value — The total value of your Policy at any time during the Insured’s Lifetime.

Age at Issue — The age at the Insured’s last birthday before the Date of Issue.

Attained Age — Age at Issue plus the number of complete Policy Years.

Beneficiary — The Beneficiary designated in the application or the latest change, if any, filed and recorded with us.

Company – (“we”, “our”, “us”.) American National Insurance Company.

Daily Asset Charge — A charge equal to an annual rate of 1.25% of the average daily Accumulation Value of each Subaccount. This charge covers mortality and expense risk fees.

Date of Issue — The Date of Issue in the Policy and any riders to the Policy.

Death Benefit — The amount of insurance coverage provided under the selected Death Benefit option.

Death Benefit Proceeds — The proceeds payable upon death of the Insured.

Declared Rate — The rate at which interest is credited in the Fixed Account.

Effective Date — The later of the Date of Issue or the date on which:

•	the first premium, as shown on the Policy Data Page, has been paid; and

•	the Policy has been delivered during the Insured's lifetime and good health.

Any increase in Specified Amount, addition of a benefit rider, or reinstatement of coverage will take effect on the Monthly Deduction Date that coincides with or next follows the date we approve an application for such change or for reinstatement of the Policy.

Fund — An open –end management investment company, or mutual fund in which the Separate Account invests.

Fixed Account — A part of our General Account that accumulates interest at a fixed rate.

General Account — Includes all of our assets except assets segregated into Separate Accounts.

Guaranteed Coverage Benefit — Our agreement to keep the Policy in force if the Guaranteed Coverage Premium is paid and other Policy provisions are met.

Guaranteed Coverage Premium — A specified premium that, if paid in advance as required, will keep the Policy in force so long as other Policy provisions are met.

Insured — The person upon whose life the Policy is issued.

Monthly Deduction — The sum of (1) cost of insurance charge, (2) charge for any riders, and (3) monthly policy charge shown on the Policy Data Page.

Monthly Deduction Date — The same date in each succeeding month as the Date of Issue, except that whenever the Monthly Deduction Date falls on a date other than a Valuation Date, the Monthly Deduction Date will be deemed to be the next Valuation Date. The Date of Issue is the first Monthly Deduction Date.

Net Amount at Risk — Your Death Benefit minus your Accumulation Value.

Planned Periodic Premiums — Scheduled premiums selected by you.

Policy — The variable universal life insurance policy described in this prospectus.

Policy Data Page — The pages of the Policy so titled.

Policy Debt — The sum of all unpaid Policy loans and accrued interest thereon.

Policyowner (“You”) — The owner of the Policy, as designated in the application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policyowner. A collateral assignee is not the Policyowner.

Policy Year — The period from one Policy anniversary date until the next Policy anniversary date.

Portfolio — A series of a registered investment company designed to meet specific investment objectives.

Satisfactory Proof of Death — Submission of the following:

•	certified copy of the death certificate;

•	a claimant statement;

•	the Policy; and

•	any other information that we may reasonably require to establish the validity of the claim.

Specified Amount — The minimum Death Benefit under the Policy until the Insured reaches Attained Age of 95. The Specified Amount is an amount you select in accordance with Policy requirements.

Subaccount.— A subdivision of the Separate Account that invests in a corresponding portfolio of an open-end management investment company, or “mutual fund”.

Surrender Value — The Accumulation Value less Policy Debt and surrender charges.

Valuation Date — Each day the New York Stock Exchange (“NYSE”) is open for regular trading except for the day after Thanksgiving and December 23 and 26. Accumulation Values are calculated and redemptions, transfers, and purchases are made only on Valuation Dates.

Valuation Period — The close of business on one Valuation Date to the close of business on another.

POLICY BENEFITS

Purposes of the Policy

The Policy is designed to provide you:

•	life insurance protection,

•	Death Benefits which may and Accumulation Value which will vary with performance of your chosen investment options,

•	flexibility in the amount and frequency of premium payments,

•	flexibility in the level of life insurance protection, subject to certain limitations, and

•	a Guaranteed Coverage Benefit, if you pay the Guaranteed Coverage Premium and meet the other Policy requirements.

Death Benefit Proceeds

Death Benefits begin on the Effective Date of the Policy. We will, upon Satisfactory Proof of Death, pay the Death Benefit Proceeds in accordance with the Death Benefit option in effect when the Insured dies. The amount of the Death Benefit will be determined at the end of the Valuation Period in which the Insured dies. Death Benefit Proceeds equal:

•	the Death Benefit; plus

•	additional life insurance proceeds provided by riders; minus

•	Policy Debt; minus

•	unpaid Monthly Deduction.

Subject to the rights of any assignee, we will pay the Death Benefit Proceeds to:

•	the Beneficiary or Beneficiaries, or

•	if no Beneficiary survives the Insured, the Insured's estate will receive the proceeds.

The Death Benefit Proceeds may be paid to the Beneficiary in a lump sum or under one or more of the payment options in the Policy. (See the “Payment of Policy Benefits,” provision in the “Duration of the Policy” section of this prospectus.)

Death Benefit Options

You choose one of two Death Benefit options in the application. Until age 95, the Death Benefit under either option will equal or exceed the current Specified Amount of the Policy.

Option A. Until age 95, under Option A the Death Benefit is the Specified Amount or, if greater, the corridor percentage of Accumulation Value at the end of the Valuation Period that includes the date of death. The Death Benefit at age 95 and thereafter equals the Accumulation Value. The applicable percentage declines as the age of the Insured increases as shown in the following Corridor Percentage Table:

CORRIDOR PERCENTAGE TABLE

Attained Age	Corridor Percentage	Attained Age	Corridor Percentage	Attained Age	Corridor Percentage

40 or younger	250	54	157	68	117
41	243	55	150	69	116
42	236	56	146	70	115
43	229	57	142	71	113
44	222	58	138	72	111
45	215	59	134	73	109
46	209	60	130	74	107
47	203	61	128	75 to 90	105
48	197	62	126	91	104
49	191	63	124	92	103
50	185	64	122	93	102
51	178	65	120	94	101
52	171	66	119	95 and thereafter	100
53	164	67	118

OPTION A EXAMPLE

Assume that the Insured's Attained Age is between 0 and 40. A Policy with a $50,000 Specified Amount will generally pay $50,000 in Death Benefits. However, the Death Benefit will be the greater of $50,000 or 250% of Accumulation Value. Anytime the Accumulation Value exceeds $20,000, the Death Benefit will exceed the $50,000 Specified Amount. Each additional dollar added to Accumulation Value above $20,000 would increase the Death Benefit by $2.50. If the Accumulation Value exceeds $20,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy with an Accumulation Value of $30,000 will provide a Death Benefit of $75,000 ($30,000 x 250%); an Accumulation Value of $40,000 will provide a Death Benefit of $100,000 ($40,000 x 250%); and, an Accumulation Value of $50,000 will provide a Death Benefit of $125,000 ($50,000 x 250%).

Similarly, so long as Accumulation Value exceeds $20,000, each dollar decrease in Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $25,000 to $20,000 because of partial withdrawals, charges or negative investment performance, the Death Benefit will be reduced from $62,500 to $50,000.

Option B. Until age 95, the Death Benefit is the Specified Amount plus the Accumulation Value or, if greater, the applicable corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the Insured's date of death. The corridor percentage is the same as under Option A: 250% at Attained Age 40 or younger on the Policy anniversary before the date of death, and for an Attained Age over 40 on that Policy anniversary the percentage declines as shown in the Corridor Percentage Table. Accordingly, before age 95, the amount of the Death Benefit will always vary as the Accumulation Value varies but will never be less than the Specified Amount. The Death Benefit at age 95 and thereafter equals the Accumulation Value.

OPTION B EXAMPLE

Assume that the Insured is age 40 or younger. A Policy with a Specified Amount of $50,000 will generally provide a Death Benefit of $50,000 plus Accumulation Value. For example, for a Policy with Accumulation Value of $5,000, the Death Benefit will be $55,000 ($50,000 + $5,000); for an Accumulation Value of $10,000, the Death Benefit will be $60,000 ($50,000 + $10,000). The Death Benefit, however, must be at least 250% of Accumulation Value. As a result, if the Accumulation Value exceeds approximately $33,334, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $33,334 will increase the Death Benefit by $2.50. If the Accumulation Value exceeds $33,334 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. For a Policy with Accumulation Value of $20,000, the Death Benefit will be $70,000 (Specified Amount $50,000 plus $20,000 Accumulation Value); for an Accumulation Value of $30,000, the Death Benefit will be $80,000 (Specified Amount $50,000 plus $30,000); and for an Accumulation Value of $50,000, the Death Benefit will be $125,000 ($50,000 Accumulation Value x 250% is greater than $50,000 Specified Amount plus $50,000 Accumulation Value).

Similarly, any time Accumulation Value exceeds $33,334, each dollar taken out of Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $40,000 to $35,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $100,000 to $87,500. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

If you want favorable investment performance to:

increase your Death Benefit, you should:

•	choose Option A if your anticipated Accumulation Value times corridor percentage is greater than your Specified Amount, or

•	choose Option B if:

•	your anticipated Accumulation Value times corridor percentage is less than your Specified Amount, or

•	your anticipated Accumulation Value times corridor percentage is greater than your Specified Amount plus Accumulation Value keep your cost of insurance charges to a minimum, you should:

•	choose Option A if your anticipated Accumulation Value times corridor percentage is less than your Specified Amount, or

•	choose Option B if your Accumulation Value times corridor percentage is greater than your Specified Amount.

Change in Death Benefit Option. You may change the Death Benefit option at any time by sending us a written request. The effective date of a change will be the Monthly Deduction Date on or following the date we receive the written request. A change may have Federal Tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

If you change from Option A to Option B, the Specified Amount will equal the Specified Amount before the change minus the Accumulation Value on the effective date of the change. If you change from Option B to Option A, the Specified Amount after the change will equal the Death Benefit under Option B on the effective date of change. You cannot change your Death Benefit option if the Specified Amount remaining in force after the change would be less than the minimum Specified Amount shown in the following schedule:

MINIMUM SPECIFIED AMOUNT TABLE

During Policy Year	Minimum Specified Amount

1	$50,000
2	$45,000
3	$40,000
4	$35,000
5 and thereafter	$25,000

The minimum Specified Amount to maintain a preferred risk class is $100,000. (See the “Charges from Accumulation Value,” provision in the “Charges and Deductions” section of this prospectus.)

An increase in Specified Amount due to a Death Benefit option change will increase the Monthly Deduction and the Guaranteed Coverage Premium. A surrender charge may apply to a change in Death Benefit option. (See the “Surrender Charge,” provision in the “Charges and Deductions” section of this prospectus.)

A change in the Death Benefit option may affect subsequent cost of insurance charges, which vary with our Net Amount at Risk. In addition, a change may affect subsequent monthly policy charges. (See the “Charges and Deductions,” section of this prospectus.)

Change in Specified Amount. Subject to certain limitations, you may increase the Specified Amount of your Policy at any time and may decrease the Specified Amount at any time after the first three Policy Years. A change in Specified Amount may affect the cost of insurance rate and our Net Amount at Risk, both of which may affect your cost of insurance charge and have Federal Tax consequences. (See the “Cost of Insurance,” provision in the “Charges and Deductions” section of this prospectus and “Federal Income Tax Considerations,” section of this prospectus.)

The Specified Amount after a decrease may not be less than the minimum Specified Amount shown in the Minimum Specified Amount Table (See the “Change in Death Benefit Option,” provision in this section of this prospectus.)

If, following the decrease in Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited or a portion of Accumulation Value may be returned to you at your election, to the extent necessary to meet these requirements. A decrease in the Specified Amount will be applied first against increases in Specified Amount in order of the more recent increase first, and finally against the initial Specified Amount.

If your Specified Amount decreases under either Option A or Option B, we will deduct a surrender charge from the Accumulation Value. Such deduction will equal the sum of surrender charges computed separately for each portion of Specified Amount reduced in the above order. The surrender charge for each reduction is a pro rata portion of any surrender charge applicable to a full surrender of the related increase or initial Specified Amount. You cannot decrease the Specified Amount if the Insured’s Attained Age exceeds 94. A decrease in Specified Amount will take effect on the Monthly Deduction Date that coincides with or next follows the date we receive your written request.

If you want to increase the Specified Amount, you must submit a written supplemental application and provide evidence of insurability. You may have a different underwriting risk classification for the initial Specified Amount and each increase in Specified Amount. (See the “Charges from Accumulation Value”, provision in the “Charges and Deductions” section of this prospectus.) An additional premium may be required. (See the “Premiums Upon Increase in Specified Amount,” provision in the “Payment and Allocation of Premiums” section of this prospectus.) The minimum amount of any increase is $5,000. You cannot increase the Specified Amount if the Insured’s Attained Age is over 80. An increase in the Specified Amount will increase certain charges. Those charges will be deducted from the Accumulation Value on each Monthly Deduction Date. An increase in the Specified Amount may also increase surrender charges. An increase in the Specified Amount during the time the Guaranteed Coverage Benefit provision is in effect will increase the Guaranteed Coverage Premium requirement. (See the “Charges and Deductions,” section of this prospectus.)

You have a “free look period” for each increase in Specified Amount. The free look period will apply only to the increase in Specified Amount. (See the “Refund Privilege,” provision in the “Policy Rights” section of this prospectus.)

Methods of Affecting Insurance Protection. Your “pure insurance protection” will be the difference between your Death Benefit and your Accumulation Value. You may increase or decrease the pure insurance protection provided by a Policy as your insurance needs change. You can change the pure insurance protection by increasing or decreasing the Specified Amount, changing the level of premium payments, or making a partial surrender of the Policy. Some of these changes may have federal tax consequences. Although the consequences of each change will depend upon individual circumstances, they can be summarized as follows:

•	A decrease in Specified Amount will, subject to the applicable corridor percentage limitations, decrease insurance protection and cost of insurance charges.

•	An increase in Specified Amount may increase pure insurance protection, depending on the amount of Accumulation Value and the corridor percentage limitation. If insurance protection is increased, the Policy charges generally increase as well.

•	If Option A is in effect, increased premium payments may reduce pure insurance protection, until the corridor percentage of Accumulation Value exceeds the Specified Amount. Increased premiums should also increase the amount of funds available to keep the Policy in force.

•	If Option A is in effect, reduced premium payments generally will increase the amount of pure insurance protection, depending on the corridor percentage limitations. Reducing premium payments may also result in a reduced amount of Accumulation Value and increase the possibility that the Policy will lapse.

•	A partial surrender will reduce the Death Benefit. However, a partial surrender only affects the amount of pure insurance protection if the percentage from the Corridor Percentage Table is applicable in determining the Death Benefit. Otherwise, the decrease in Death Benefit is offset by the amount of Accumulation Value withdrawn. The primary use of a partial surrender is to withdraw Accumulation Value.

Guaranteed Coverage Benefit

We will keep the Policy in force for the period stipulated under the Guaranteed Coverage Benefit so long as the sum of premiums paid at any time during such period is at least:

•	the sum of Guaranteed Coverage Premium for each month from the start of the period, including the current month, plus

•	partial surrenders and Policy Debt.

The Guaranteed Coverage Benefit is based on Age at Issue according to the following table:

Age at Issue	Policy Years

0-20	First 7 Years
21-30	First 6 Years
31-40	First 5 Years
41-50	First 4 Years
50+	First 3 Years

An increase in Specified Amount does not start a new Guaranteed Coverage Benefit period, but does increase Guaranteed Coverage Premium.

DURATION OF THE POLICY

The Policy will remain in force so long as the Surrender Value is sufficient to pay the Monthly Deduction. The tax consequences associated with continuing the Policy beyond age 100 are unclear and a tax advisor should be consulted. Where, however, the Surrender Value is insufficient to pay the Monthly Deduction and the grace period expires without an adequate payment, the Policy will lapse and terminate without value. (See the “Grace Period and Reinstatement,” provision in the “Payment and Allocation of Premiums” section of this prospectus.)

Accumulation Value

Determination of Accumulation Value. On each Valuation Date, Accumulation Value is determined as follows:

•	the aggregate of the value in each Subaccount, determined by multiplying a Subaccount's unit value by the number of units in the Subaccount; plus

•	the value in the Fixed Account; plus

•	premiums (less premium taxes), plus

•	Accumulation Value securing Policy Debt; less

•	partial surrenders, and related charges, processed on that Valuation Date; less

•	any Monthly Deduction processed on that Valuation Date; less

•	any federal or state income taxes.

The number of Subaccount units allocated to the Policy is determined after any transfers among Subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other Policy transactions on the Valuation Date.

Determination of Unit Value. The unit value of each Subaccount is equal to:

•	the per share net asset value of the corresponding Portfolio on the Valuation Date, multiplied by

•	the number of shares held by the Subaccount, after the purchase or redemption of any shares on that date, minus

•	the Daily Asset Charge, and divided by

•	the total number of units held in the Subaccount on the Valuation Date, after any transfers among Subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other Policy transactions.

Payment of Policy Benefits

Death Benefit Proceeds will usually be paid within seven days after we receive Satisfactory Proof of Death. Policy loans and surrenders will ordinarily be paid within seven days after receipt of your written request. We may defer payment of any surrender, refund or Policy loan until a premium payment made by check clears the banking system. Payments may also be postponed in certain other circumstances. (See the “Postponement of Payments,” provision in the “Other Policy Provisions” section of this prospectus.) You can decide how benefits will be paid. During the Insured’s lifetime, you may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. These choices are also available if the Policy is surrendered. When Death Benefit Proceeds are payable in a lump sum and no election of an optional payment method is in force at the death of the Insured, the Beneficiary may select one or more of the optional payment methods. If you or the Beneficiary does not elect one of these options, we will pay the benefits in a lump sum.

An election or change of method of payment must be in writing. A change in Beneficiary revokes any previous election. Further, if the Policy is assigned, any amount due to the assignee will be paid first in a lump sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

Optional Methods of Payment. In addition to a lump sum payment of benefits under the Policy, any proceeds to be paid under the Policy may be paid in any of the following four methods:

•	Option 1. Equal Installments for a Fixed Number of Years. Installments will include interest at the effective rate of 2.5% per year or at a higher rate, at our option.

•	Option 2. Installments for Life with the Option to Choose a Period Certain. The fixed period certain may be 10 or 20 years.

•	Option 3. Equal Installments of a Fixed Amount Payable Annually, Semi-Annually, Quarterly, or Monthly. The sum of the installments paid in one year must be at least $40.00 for each $1,000.00 of proceeds. Installments will be paid until the total of the following amount is exhausted: (1) the net sum payable; plus (2) interest at the effective rate of 2.5% per year; plus (3) any additional interest that we may elect to pay. The final installment will be the balance of the proceeds payable plus interest.

•	Option 4. Interest Only. We will hold the proceeds and pay interest at the effective rate of 2.5% per year or at a higher rate, at our option. On interest due dates, the payee may withdraw an amount of at least $100.00 from the amount held.

Any amount left with us for payment under a payment option will be transferred to our General Account and will not be affected by the investment performance associated with the Separate Account. We may make other options available in the future.

When proceeds become payable in accordance with a payment option, the Policy will be exchanged for a supplementary contract specifying all rights and benefits. The effective date will be the date of the Insured’s death or other termination of the Policy.

Amounts under the supplementary contract remaining payable after the Beneficiary’s death will be paid to the estate of the Beneficiary or in any other manner provided for in the supplementary contract or as otherwise provided under applicable law.

General Provisions for Settlement Options. If the amount held falls below $2,000.00, we will pay the entire amount held to the payee. The first installment under Option 1, 2 or 3 will be paid the date the proceeds are available. With our consent, the first installment may be postponed for up to ten years. If payment is postponed, the proceeds will accumulate with compound interest at the effective rate of 2.5% per year.

To avoid paying installments of less than $20.00 each, we will:

•	change the installments to a quarterly, semi-annual or annual basis; and/or

•	reduce the number of installments.

If you elect an option, you may restrict the Beneficiary’s right to assign, encumber, or obtain the discounted present value of any unpaid amount.

Except as permitted by law, unpaid amounts are not subject to claims of a Beneficiary’s creditors.

At our discretion, a Beneficiary may be permitted to receive the discounted present value of installments, except under option 2. If the payee dies, under Option 1 or 2 we will pay the discounted present value of any unpaid fixed-period installments to the payee’s estate except Option 2 when lifetime payments have been elected. Under Option 3 or 4, we will pay any balance to the payee’s estate. The effective interest rate used to compute discounted present value is the interest rate used in computing the settlement option plus 1%. With our consent, the option elected may provide for payment in another manner.

Limitations. You must obtain our consent to have an option under which proceeds are payable to:

•	joint or successive payees, or

•	other than a natural person.

POLICY RIGHTS

Loan Benefits

Loan Privileges. You can borrow money from us using your Policy as security for the loan. The minimum loan amount is $100. Except as otherwise required by applicable state law or regulation:

•	during the first three Policy Years, you cannot borrow more than 75% of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received;

•	after the first three Policy Years, you can borrow up to 90% of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.

Preferred loans accrue interest at a lower rate. You cannot obtain a preferred loan until after the seventh Policy Year. We determine whether a loan is preferred at the time the loan is made.

The amount available for a preferred loan is equal to the lesser of:

•	the above-mentioned loan limits, or

•	the Accumulation Value less Policy Debt and less premiums paid (adjusted by partial surrenders).

The loan may be repaid in whole or in part during the Insured’s lifetime. Each loan repayment must be at least $10 or the full amount of Policy Debt, if less. Loans generally are funded within seven days after receipt of a written request. (See the “Postponement of Payments,” provision in the “Other Policy Provisions” section of this prospectus.) Loans may have tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

Interest. Loans will accrue interest on a daily basis at a rate of 5.0% per year, 3.0% on preferred loans. Interest is due and payable on each Policy anniversary date or when a loan payment is made if earlier. If unpaid, interest will be added to the amount of the loan and bear interest at the same rate.

Amounts held to secure Policy loans will earn interest at the annual rate of 3.0% credited on the Policy anniversary. The amount of interest earned on the collateral held in our General Account will be allocated to the Subaccounts and the Fixed Account on each Policy anniversary in the same proportion that premiums are being allocated to those Subaccounts and the Fixed Account at that time.

Effect of Policy Loans. When a loan is made, we transfer Accumulation Value equal to the loan amount from the Separate Account and the Fixed Account to our General Account as security for the Policy Debt. The Accumulation Value transferred will be deducted from the Subaccounts and the Fixed Account in accordance with your instructions. The minimum amount that can remain in a Subaccount or the Fixed Account as a result of a loan is $100. If you do not provide allocation instructions, the Accumulation Value transferred will be allocated among the Subaccounts and the Fixed Account pro-rata. If allocation instructions conflict with the $100 minimum described above, we may allocate the Accumulation Value transferred among the Subaccounts and the Fixed Account pro-rata. We will also transfer Accumulation Value from the Subaccounts and the Fixed Account to the General Account to secure unpaid loan interest. We will allocate this transfer among the Subaccounts and the Fixed Account as described above. We will not impose a charge for these transfers. A Policy loan may have tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

A Policy loan may permanently affect the Accumulation Value, even if repaid. As long as a loan is outstanding, We hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account’s investment performance. Amounts transferred from the Separate Account or the Fixed Account as collateral will affect the Accumulation Value, whether or not the loan is repaid, because we credit the amount of the collateral at an annual interest rate of 3% rather than a rate of return reflecting the investment performance of the Separate Account or the interest rate paid by the Fixed Account. Since your Death Benefit may be affected by Accumulation Value, a Policy loan may also affect the amount of the Death Benefit, even if repaid.

Policy Debt. Policy Debt reduces Death Benefit Proceeds and Surrender Value. If the Policy Debt exceeds the Accumulation Value less any surrender charge, you must pay the excess or your Policy will lapse. We will notify you of the amount that must be paid. (See the “Grace Period and Reinstatement,” provision in the “Payment and Allocation of Premiums” section of this prospectus.)

Repayment of Policy Debt. If we receive payments while a Policy loan is outstanding, those payments are treated as additional premiums, unless you request otherwise. As Policy Debt is paid, we will transfer Accumulation Value equal to the amount of the loan payment from the General Account to the Subaccounts and the Fixed Account. We will allocate the transfers among the Subaccounts and the Fixed Account in the same proportion that premiums are being allocated at the time of loan payment. We will make the allocation at the end of the Valuation Period during which the loan payment is received. If you do not pay the Policy Debt, we will deduct the amount of the Policy Debt from any amount payable under the Policy.

Surrenders

During the life of the Insured, you can surrender the Policy in whole or in part by sending us a written request. The maximum amount available for surrender is the Surrender Value at the end of the Valuation Period during which the surrender request is received at our Home Office. Surrenders will generally be paid within seven days of receipt of the written request. (See the “Postponement of Payments,” provision in the “Other Policy Provisions” section of this prospectus.) Any proceeds payable upon full surrender shall be paid in one sum unless an optional method of payment is elected. (See the “Payment of Policy Benefits,” provision in the “Duration of the Policy” section of this prospectus.) Surrenders may have tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

Full Surrenders. If the Policy is being fully surrendered, you must return the Policy to us with your request. Coverage under the Policy will terminate as of the date of a full surrender. We may deduct a surrender charge. (See the “Surrender Charge” provision in the “Charges and Deductions” section of this prospectus.)

Partial Surrenders. The amount of a partial surrender may not exceed the Surrender Value at the end of the Valuation Period during which the request is received less an amount sufficient to cover Monthly Deductions for three months. The minimum partial surrender is $100.

The Accumulation Value will be reduced by the amount of partial surrender and any applicable partial surrender charge. (See the “Partial Surrender Charge,” provision in the “Charges and Deductions” section of this prospectus.) This amount will be deducted from the Accumulation Value at the end of the Valuation Period during which the request is received. The deduction will be allocated to the Subaccounts and the Fixed Account according to your instructions, provided that the minimum amount remaining in a Subaccount as a result of the allocation is $100. If you do not provide allocation instructions or if your allocation instructions conflict with the $100 minimum described above, we will allocate the partial surrender among the Subaccounts and the Fixed Account pro-rata.

Partial surrenders reduce the Death Benefit by the amount the Accumulation Value is reduced. If Option A is in effect, the Specified Amount will be reduced by the amount of the partial surrender. Where increases in Specified Amount occurred, a partial surrender will reduce the increases in order of the more recent increase first, and finally the initial Specified Amount. Thus, partial surrenders may affect the cost of insurance charge and the Net Amount at Risk. If Option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

The Specified Amount remaining in force after a partial surrender may not be less than the minimum Specified Amount shown in the Minimum Specified Amount Table. (See the “Change in Death Benefit Option,” provision in the “Policy Benefits” section of this prospectus.)

The amount of any partial surrender will generally be paid within seven (7) days after receipt of your written request. (See the “Postponement of Payments,” provision in the “Other Policy Provisions” section of this prospectus.)

Transfers

Transfers from Fixed Account. During the thirty-day period following the Policy anniversary and each subsequent Policy anniversary, you may make one transfer from the Fixed Account to the Subaccounts. This transfer is free. The amount you can transfer from the Fixed Account to the Subaccounts is the greater of:

•	twenty-five percent of the amount in the Fixed Account, or

•	$1,000.

If we receive a request to transfer an amount out of the Fixed Account before the Policy anniversary, the transfer will be made at the end of the Valuation Period during which the Policy anniversary occurs. If we receive a proper transfer request within 30 days after the Policy anniversary, the transfer will be made as of the end of the Valuation Period in which we received the transfer request.

Transfers To and From Subaccounts. You can make transfers among the Subaccounts and to the Fixed Account subject to the following restrictions:

•	Requests for transfers must be in writing and must be received by our home office or may be made by telephone if a properly completed telephone authorization form is on file with us.

•	Transfers from Subaccounts must be at least $250, or the balance of the Subaccount, if less.

•	The first twelve (12) transfers in a Policy Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer.

We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We may revoke or modify the transfer privilege.

Market Timing. The Policy is not appropriate for market timing or any other kind of programmed, large, or frequent transfers. These types of transactions which result in frequent purchases and redemptions or other harmful trading in shares of the Portfolios are referred to as “Market Timing”. We discourage Market Timing. Market Timing can have adverse effects for other Policyowners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

•	When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This form of Market Timing is often referred to as “arbitrage,” and results in dilution of the value of the ownership interest of other investors in the Portfolio.

•	When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

•	When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Market Timing. If investors in a Portfolio engage in Market Timing, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

•	When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Market Timing. Market Timing often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.

In an attempt to protect the Policyowners and other investors in the Portfolios from the adverse effects of Market Timing, and without in any way limiting our ability to determine that other situations or practices adversely affect other Policyowners, a Portfolio, or any other investors in the Portfolio, if, within any 120-day period, you make more than one “Buy-Sell Transaction”, as defined below, we will refuse to honor such transfer, reverse such transfer and/or place restrictions on your transfer privileges. If we reverse a transfer, we will do so within two Valuation Dates. A “Buy-Sell Transaction” shall mean the transfer of units out of a Subaccount in which you made a purchase of units within the 60-day period prior to such transfer. Purchases and transfers made under any special programs, such as dollar cost averaging or rebalancing, are not included in the definition of a Buy-Sell Transaction.

We have implemented policies and procedures designed to deter Market Timing transfers. We will review transfer requests and transaction logs in an attempt to identify Buy-Sell Transactions. When we identify a Buy-Sell Transaction which violates the above standard, we will refuse to honor or process the transfer, reverse such transfer and/or place restrictions on your transfer privileges. If we reverse a transfer, we will do so within two Valuation Dates. We will attempt to inform you or your registered representative by telephone that the transfers have been deemed Market Timing or otherwise potentially harmful to others, that the transfer has not been honored, and/or that the transfer privileges have been restricted. If we do not succeed in reaching you or your registered representative by phone, we will send a letter by first class mail to your address of record.

We will apply our Market Timing policies and procedures consistently to all Policyowners without special arrangement, waiver, or exception. In our sole discretion, however, we may revise the Market Timing standards and procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter Market Timing, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on Market Timing, such as dollar or percentage limits on transfers. We may change our standards to monitor for a different number of transfers with different time periods, and we may include other factors, such as the size of transfers made by Policyowners within given periods of time, as well as the number of Buy-Sell Transactions into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential Market Timing and other potentially harmful activity, we may aggregate transfers made in two or more Policies that we believe are connected, such as two Policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control. We may vary our Market Timing policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Market Timing policies and procedures are currently the same for all Subaccounts. We may, however, not always apply Market Timing detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Market Timing or otherwise susceptible to harm by frequent transfers. We may also vary our Market Timing policies and procedures among our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. Since the Company retains the discretion to change its Market Timing policies and procedures at any time, you should be aware that the Company may even abandon such policies and procedures; however, it is the Company's present intention to maintain a diligent effort to discourage, detect and deter Market Timing.

We reserve the right to place restrictions on the transfer privileges of all Policyowners we believe may otherwise engage in Market Timing or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one or more of the Portfolios in the future.

Policyowners seeking to engage in Market Timing may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems, technological, human resource, and legal considerations. The identification of Policyowners determined to be engaged in Market Timing or other transfer activity that may adversely affect other Policyowners or other investors in the Portfolios involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing policies and procedures will detect all Market Timing.

In addition to the standards and procedures described in this prospectus, each of the Portfolios may have its own Market Timing policies and procedures with respect to transfers of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Market Timing policies and procedures of a Portfolio may be different, and more or less restrictive, than the Market Timing policies and procedures of other Portfolios and the Market Timing policies and procedures for the Policy described in this prospectus. You should be aware that we may not have the contractual obligation or the operational capability to fully monitor Policyowners’ transfer requests and apply the Market Timing policies and procedures of the Portfolios. Accordingly, you should assume that the sole protection you have against potential Market Timing harm is the protection, if any, provided by the Market Timing policies and procedures for the Policy described in this prospectus. Managers of the Portfolios may contact us if they believe or suspect that there is Market Timing or other potentially harmful trading, and, if so, we will take appropriate action in an attempt to protect others. To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the Portfolios available through the Separate Account as a result of the Portfolios’ policies and procedures on Market Timing activities or other potentially abusive transfers. Moreover, we may, and we reserve the right to, reverse a potentially harmful transfer. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

You should also be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios’ ability to apply their respective Market Timing policies and procedures. Since other insurance companies and/or retirement plans may invest in the Portfolios, we cannot guarantee that the Portfolios will not suffer harm from Market Timing in variable contracts issued by other insurance companies or among Portfolios available to retirement plan participants. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from Policyowners engaged in Market Timing, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy our contractual obligations to Policyowners.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever:

(1)	the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC;

(2)	the SEC by order permits postponement for the protection of the Policyowners; or

(3)	an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Telephone Transactions

You may make certain transactions under this Policy by telephoning us if you have executed and filed a telephone authorization form with us. Transactions that can be conducted over the telephone include:

•	transfers; and

•	changing how your premium payments are allocated.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

•	requiring callers to identify themselves and the Policyowner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information;

•	confirming telephone transactions in writing to you; and/or

•	recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We cannot guarantee that we will be available to accept telephone transaction instructions.

Refund Privilege

Under state law, you have a free look period in which to examine a Policy and return it for a refund. The length of the free look period varies among different states, but generally runs for 10 days after your receipt of the Policy. If the Policy is canceled during the free look period, you will receive a refund equal to premiums paid adjusted by investment gains during the 15-day period such premiums have been allocated to the Subaccount investing in the American National Money Market Portfolio. A free look period also applies to any increase in Specified Amount. If you cancel the increase, you will receive the amount premiums paid attributable to such increase in Specified Amount adjusted by investment gains or losses.

To cancel the Policy, you should mail or deliver the Policy to our Home Office or to the office of one of our agents. We may delay paying a refund of premiums paid by check until the check has cleared your bank. (See the “Postponement of Payments,” provision in the “Other Policy Provisions” section of this prospectus.)

Dollar Cost Averaging

Under the dollar cost averaging program, you can instruct us to automatically transfer, on a periodic basis, a predetermined amount or percentage from any one Subaccount or Fixed Account, to any Subaccount(s) or Fixed Account. The automatic transfers can occur monthly, quarterly, semi-annually or annually. The amount transferred each time must be at least $1,000. The minimum transfer to each Subaccount must be at least $100. At the time the program begins, you must have at least $10,000 Accumulation Value. Transfers under dollar cost averaging will be made, and values resulting from the transfers determined, at the end of the Valuation Period that includes the transfer date designated in your instructions.

Using dollar cost averaging, you purchase more units when the unit value is low, and fewer units when the unit value is high. There is no guarantee that the dollar cost averaging program will result in higher Accumulation Value or otherwise be successful.

You can specify that only a certain number of transfers will be made, in which case the program will terminate when that number of transfers has been made. In addition, the program will terminate if Accumulation Value is less than $5,000 on a transfer date.

You can increase or decrease the amount of transfers or discontinue the program by sending us written notice or, if a telephone transfer authorization form is on file with us, notifying us by phone. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers.

Rebalancing

Because the Subaccounts and the Fixed Account may have different investment results, your Accumulation Value may not stay in the same percentages as your initial allocation instructions. At your request, we will rebalance your Accumulation Value by allocating premiums and transferring Accumulation Value to ensure conformity with your allocation instructions. We will rebalance your allocation on a calendar quarter, semi-annual or annual basis according to your instructions. We will rebalance, and determine any values resulting from the rebalancing, at the end of the Valuation Period that includes the rebalancing date in your request. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers. At the time the program begins, you must have at least $10,000 of Accumulation Value. If the Accumulation Value is less than $5,000 on a rebalancing date, the program will be discontinued.

You can request participation in the rebalancing program at any time. You can discontinue the program by sending us written notice or, if a telephone transfer authorization form is on file, by calling by telephone.

PAYMENT AND ALLOCATION OF PREMIUMS

Issuance of a Policy

If you want to purchase a Policy, you must complete an application and submit it to our Home Office. We will only issue a Policy to individuals 80 years of age or less on their last birthday who supply satisfactory evidence of insurability. Acceptance is subject to our underwriting rules.

The Date of Issue is used to determine Policy anniversary dates, Policy Years and Policy months.

Premiums

You must pay the initial premium for the Policy to be in force. The initial premium must be at least 1/12th of the first year Guaranteed Coverage Premium. The initial premium and all other premiums are payable at our Home Office. Subject to certain limitations, you have flexibility in determining the frequency and amount of premiums since the Planned Periodic Premium schedule is not binding on you.

Premium Flexibility

You may make unscheduled premium payments at any time in any amount, subject to the premium limitations described herein.

Planned Periodic Premiums. At the time the Policy is issued, you can determine a Planned Periodic Premium schedule. The amounts and frequency of the Planned Periodic Premiums will be shown on the Policy Data Page. You are not required to pay premiums in accordance with the Planned Periodic Premium schedule. During the Guaranteed Coverage Benefit period, the premium paid to us must be at least equal to the Guaranteed Coverage Premium.

You can change the frequency and amount of Planned Periodic Premiums by sending a written request to our Home Office. We may limit any increase in premium to comply with applicable federal tax law. We will send premium payment notices annually, semi-annually, quarterly or monthly depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Policy will remain in force unless the Guaranteed Coverage Benefit provision is in effect.

Premium Limitations. Total premiums paid cannot exceed the current maximum premium limitations established by federal tax laws. If a premium is paid which would cause total premiums to exceed such maximum premium limitations, we will only accept that portion of the premium equal to the maximum. We will return any part of the premium in excess of that amount or apply it as otherwise agreed. No further premiums will be accepted until permitted under the laws prescribing maximum premium limitations. We may refuse to accept a premium or require additional evidence of insurability if the premium would increase Net Amount at Risk. We may also establish a minimum acceptable premium amount.

Premiums Upon Increase in Specified Amount. If you request an increase in the Specified Amount, we will notify you if any additional premium is required. Whether additional premium will be required will depend upon:

•	the Accumulation Value of the Policy at the time of the increase, and

•	the amount of the increase you request.

Allocation of Premiums and Accumulation Value

Allocation of Premiums. Premiums are allocated according to your instructions. You can change the allocation without charge by providing proper notification to our Home Office. Your notice must include the Policy number to which the instructions apply. Your revised allocation instructions will apply to premiums received by us on or after the date proper notification is received.

Accumulation Value. The value of Subaccounts will vary with the investment performance of these Subaccounts and you bear the risk that those investments might actually lose money. The performance of these investments affects the Policy’s Accumulation Value, and may affect the Death Benefit as well.

Grace Period and Reinstatement

Grace Period. If the Surrender Value is insufficient to pay the Monthly Deduction, you have a grace period of sixty-one days to pay an additional premium. The grace period begins on the date Surrender Value is insufficient to cover the Monthly Deduction. At the beginning of the grace period, we will mail you notice to your last known address we have on file advising you of the necessary additional premium. If you do not pay the additional premium during the grace period, the Policy will terminate. If the Policy terminates and is not reinstated as described below, the Policy will have no Accumulation Value, Surrender Value or Death Benefits. If the Insured dies during the grace period, any overdue Monthly Deductions and Policy Debt will be deducted from the Death Benefit Proceeds. No Loans, Partial Surrenders or Transfers are permitted during the Grace Period.

Reinstatement. A Policy may be reinstated any time within five years after termination. A Policy cannot be reinstated if it was surrendered. Reinstatement will be effected based on the Insured’s underwriting classification at the time of the reinstatement.

Reinstatement is subject to the following:

•	evidence of insurability satisfactory to us;

•	reinstatement or repayment of Policy Debt;

•	payment of Monthly Deductions not collected during the grace period;

•	payment of the premium sufficient to pay the Monthly Deduction for three months after the date of reinstatement. You must also make a premium payment in an amount that will provide a Surrender Value sufficient to pay the next Monthly Deduction after the date of reinstatement. This is necessary in order to avoid the Policy immediately going into another Grace Period. If you are still within the Guarantee Coverage Benefit period of time you may be able to restore the Guarantee Coverage Benefit if you pay a sufficient amount of premium.

The original Date of Issue, and the Effective Dates of increases in Specified Amount (if applicable), will be used for purposes of calculating Monthly Deductions and the surrender charge. If any Policy Debt was reinstated, an amount equal to the debt will be held in our General Account. During the lapse period, Policy Debt will accrue interest at a rate of 6%. Accumulation Value will then be calculated as described in the “Accumulation Value” provision in the “Duration of the Policy” section of this prospectus. The Effective Date of reinstatement will be the first Monthly Deduction Date on or next following the date of we approve the application for reinstatement.

CHARGES AND DEDUCTIONS

Premium Charges

No charges will be deducted from any premium payment before allocating such premiums among the Subaccounts and the Fixed Account.

Charges from Accumulation Value

The Accumulation Value of the Policy will be reduced by certain Monthly Deductions and Daily Asset Charges. On each Monthly Deduction Date the Accumulation Value is reduced by:

•	Cost of Insurance Charge. Because the cost of insurance depends upon several variables, the cost can vary from month to month. We will determine the monthly cost of insurance charges by multiplying the applicable cost of insurance rate by the Net Amount at Risk, as of the Monthly Deduction Date, for each Policy month.

The monthly cost of insurance rate is based on the Insured’s sex (if Policy is issued on a sex distinct basis), Attained Age, Specified Amount and underwriting risk class. The rate may vary if the Insured is a tobacco user or tobacco non-user, if the Insured is in a preferred or standard risk classification, or if the Insured is in a substandard risk classification and rated with a tabular extra rating.

For the initial Specified Amount, the cost of insurance rate will not exceed those in the Schedule of Monthly Guaranteed Maximum Cost of Insurance Rates shown on the Policy Data Page. These guaranteed rates are based on the Insured’s age last birthday. The current rates range between 24% and 68% of the guaranteed rates. Any change in the current cost of insurance rates will apply to all persons of the same age, sex, risk class and Specified Amount.

Guaranteed maximum cost of insurance rates for ages 15 and above are calculated based on the 1980 Commissioners Standard Ordinary (CSO) Smoker or Nonsmoker Mortality Tables (Age Last Birthday). For ages 0-14, the 1980 CSO Mortality Table (Age Last Birthday) was used through Attained Age 14 and the 1980 CSO Nonsmoker Mortality Table (Age Last Birthday) for Attained Ages 15 and above.

Policies issued in states that require “unisex” policies (currently Montana) and policies issued in conjunction with employee benefit plans provide for Policy values that do not vary by the sex of the Insured. References in this prospectus to sex-distinct and any values that vary by the sex of the Insured are not applicable to Policies issued in states that require “unisex” policies or to Policies issued in conjunction with employee benefit plans. Illustrations of the effect of these unisex rates on premiums, Accumulation Values and Death Benefits are available from us on request.

Guaranteed maximum cost of insurance rates for Policies issued on a non-sex distinct basis are calculated based on the 1980 CSO-SB and the 1980 CSO-NB Mortality Tables (Age Last Birthday) for issue or increase ages 15 and above. For ages 0-14, the 1980 CSO-B Mortality Table (Age Last Birthday) was used through attained age 14 and the 1980 CSO-NB Mortality Table (Age Last Birthday) for attained ages 15 and above.

The underwriting risk class for the initial Specified Amount and the Specified Amount for any increase may be different. As a result the cost of insurance rate for the initial Specified Amount and each increase in Specified Amount may be different. Decreases will also be reflected in the cost of insurance rate. (See the “Change in Specified Amount,” provision in the “Policy Benefits” section of this prospectus.)

The actual charges made during the Policy Year will be shown in the annual report delivered to you.

The rate class of an Insured may affect the cost of insurance rate. We currently place insureds into a preferred rate class, standard rate class, or substandard rate class that involves a higher mortality risk. In an otherwise identical Policy, an Insured in the standard rate class will typically have a lower cost of insurance than an Insured in a substandard rate class. Similarly, in an otherwise identical Policy, an Insured in a preferred rate class typically has a lower cost of insurance than one in a standard class. If a Policy is rated at issue with a tabular extra rating, the guaranteed rate is generally a multiple of the guaranteed rate for a standard issue.

Insureds may also be assigned a flat extra rating to reflect certain additional risks. The flat extra rating will not impact the cost of insurance rate but 1/12th of any annualized flat extra cost will be deducted as part of the Monthly Deduction.

•	Charge for the Cost of any Riders..

•	Monthly Policy Charge. The monthly policy charge, which will vary by Age at Issue and risk class, will be a maximum of $7.50 plus $.31034 per $1,000 of Specified Amount. The monthly policy charge is determined when the policy is issued.

Monthly Deduction. The Monthly Deduction is the sum of the cost of insurance charge, applicable charge for any riders, and the monthly policy charge. The Monthly Deduction compensates us for providing the insurance benefits and administering the Policy. We deduct the Monthly Deduction as of the Date of Issue and on each Monthly Deduction Date thereafter. We will allocate the deduction among the subaccounts and the Fixed Account pro-rata. The cost of insurance and the monthly policy charge are described in more detail below. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction itself may vary in amount from month to month.

We are currently charging less than the maximum monthly policy charges. We may reduce or increase the monthly policy charge. Any change will be on a uniform basis for all insureds with this Policy, for the same Specified Amount, and that have been in force the same time. A change in health or other risk factors after the Date of Issue will not affect the monthly policy charge. We will not reduce or increase the monthly policy charge more than once each Policy Year. We will notify you in writing before a new monthly policy charge is effective.

On each Valuation Date Accumulation Value is reduced, by a Daily Asset Charge not to exceed 1.25% annually of the average daily Accumulation Value in each Subaccount. (See the “Charges and Deductions,” section of this prospectus.) This charge is to compensate us for mortality and expense risks. The mortality risk is that Insureds may live for a shorter time than we assumed. If so, we will have to pay Death Benefits greater than we estimated. The expense risk is that expenses incurred in issuing and administering the Policies will exceed our estimates. We will deduct the daily charge from the Accumulation Value of the Separate Account on each Valuation Date. The deduction will equal the annual rate divided by 365 and multiplying the result by the number of days since the last Valuation Date. We will not deduct a Daily Asset Charge from the Fixed Account.

Surrender Charge. If You Surrender all or a Portion of Your Policy, We may assess a surrender charge. Surrender charges are intended to compensate us for the costs of distributing the Policy. The surrender charge for a full surrender is assessed based on a rate per $1,000 of Specified Amount, with the charges being calculated separately for the original Specified Amount and each increase, if any, in Specified Amount. The surrender charge for the initial Specified Amount is applicable until the 14th Policy anniversary. For an increase in Specified Amount, the surrender charge is applicable for 14 years after the Effective Date of such increase. Thereafter, there is no surrender charge.

The surrender charge varies by Age at Issue and risk class. In the first Policy Year, the surrender charge shall range from $14.07 per $1,000 of Specified Amount to $49.04 per $1,000 of Specified Amount. The rate is the same for the first five years since issue or increase, and reduces to zero after fourteen years.

We may also assess a surrender charge upon decreases in Specified Amount or upon Death Benefit option changes that result in a decrease in Specified Amount. (See the “Change in Specified Amount,” provision in the “Policy Benefits” section of this prospectus.)

The surrender charge is more substantial in early Policy Years. Accordingly, the Policy is more suitable for long-term purposes.

Partial Surrender Charge. We will impose a $25 fee for each partial surrender of any amount. In addition, if Death Benefit Option A is in effect, a partial surrender charge will be charged for the related decrease in Specified Amount. The partial surrender charge is in proportion to the surrender charge that would apply to a full surrender. (See the “Change in Specified Amount,” provision in the “Policy Benefits” section of this prospectus.)

Transfer Charge. We will make the first 12 transfers of Accumulation Value in any Policy Year without a transfer charge. A charge of $10 will be deducted from the amount transferred for each additional transfer among the Subaccounts or from the Subaccounts to the Fixed Account. This charge compensates us for the costs of effecting the transfer. The transfer charge cannot be increased.

We intend to recoup the cost of benefits, issue and underwriting costs, administrative costs commissions, taxes and other sales expenses primarily, but not exclusively, through:

•	the monthly policy charge fee;

•	the sales charge;

•	the deferred sales charge;

•	the daily asset charge (mortality and expense risk charge);

•	the cost of insurance charge;

•	revenues, including 12b-1 fees or a portion thereof if, any, received from the Portfolios or their managers; and

•	investment earning on amounts allocated under policies to the General Account.

Commissions paid on the Policy, including other incentives or payments, are not directly charged to the Policyowners or the Separate Account.

Fees and Expenses Incurred by Portfolios. In addition, the managers of the Portfolios will charge certain fees and expenses against the Portfolios. (See the “Annual Portfolio Company Operating Expenses” table in the “Risk/Benefit Summary: Fee Table” section of this prospectus. Also, see the Portfolios’ prospectuses.) No portfolio fees or expenses will be charged from the Fixed Account.

Taxes. Currently, we will not make a charge against the Separate Account for federal, state or local income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any Federal tax, or any significant state or local tax treatment of our Company changes. We would deduct such charges, if any, from the Separate Account and/or the Fixed Account. We would not realize a profit on such tax charges with respect to the Policies.

Exceptions to Charges

We may reduce the surrender charge, monthly policy charge, cost of insurance and daily asset charge for, or credit additional amounts on, sales of the Policy to a trustee, employer, or similar entity where we determine that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company or Securities Management and Research, Inc. may be permitted to purchase the Policy with substantial reductions of surrender charge, monthly policy charge, cost of insurance or Daily Asset Charge.

The Policy may be sold directly, without compensation, to: (1) a registered representative, (2) employees, officers, directors, and trustees of the Company and its affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and (3) employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Policy, and spouses and immediate family member of the foregoing. If sold under these circumstances, a Policy may be credited in part or in whole with any cost savings resulting from the sale being direct, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

AMERICAN NATIONAL INSURANCE COMPANY,

THE SEPARATE ACCOUNT, THE FUNDS AND

THE FIXED ACCOUNT

American National Insurance Company

Our home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550.

The Separate Account

The assets of the Separate Account are held exclusively for your benefit and the benefit of other people entitled to payments under variable life Policies we issue. Incomes, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of American National’s other assets. The assets of the Separate Account may not be used to pay any liabilities of American National other than those arising from the Policy. We are obligated to pay all amounts promised to the Policyowners under the Policy. We are the legal holders of the Separate Account’s assets. The assets are held separate and apart from the General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. We will at all times maintain assets in the Separate Account with a total market value at least equal to the reserve and other Policy liabilities of the Separate Account. Liabilities arising out of other aspects of our business cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, are credited to or charged against the Separate Account without regard to income, gains or losses arising out of other aspects of our business. If, however, the Separate Account’s assets exceed its liabilities, the excess shall be available to cover the liabilities of our General Account.

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

We will redeem shares in the Portfolios as needed to:

•	collect charges,

•	pay the Surrender Value,

•	secure loans,

•	provide benefits, or

•	transfer assets from one Subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include other Subaccounts that are not available under the Policy. We may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, we may redeem any shares in the corresponding Portfolio and substitute shares of another registered, open-end management company.

We may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. We would establish the terms upon which existing Policy Owners could purchase units in Subacccounts that purchase shares in such Portfolios.

If any of these substitutions or changes is made, we may change the Policy by sending an endorsement. We may:

•	operate the Separate Account as a management company,

•	de-register the Separate Account if registration is no longer required,

•	combine the Separate Account with other separate accounts,

•	restrict or eliminate any voting rights associated with the Separate Account, or

•	transfer the assets of the Separate Account relating to the Policies to another separate account.

We would, of course, not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Policyowners, the SEC, and state insurance regulatory authorities.

Since we are the legal holders of the Portfolio shares held by the Separate Account, we can vote on any matter that may be voted upon at a shareholder’s meeting. To the extent required by law, we will vote all shares of the Portfolios held in the Separate Account at shareholders’ meetings in accordance with instructions we receive from you and other Policyowners. The number of votes for which each Policyowner has the right to provide instructions will be determined as of the record date selected by the Fund’s Board of Directors. We will furnish Policyowners with the proper forms, materials, and reports to enable them to give us these instructions. We will vote Portfolio shares held in each Subaccount for which no timely instructions from Policyowners are received and shares held in each Subaccount which do not support Policyowner interests in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Portfolios. Other separate accounts, including those funding other variable life policies, variable annuity contracts, other insurance Policies and retirement plans, invest in certain of the Portfolios. We do not currently see any disadvantages to you resulting from the Portfolios selling shares to fund products other than the Policy. However, there is a possibility that a material conflict of interest may arise between the Policyowners and the owners of variable life insurance policies and the owners of variable annuity contracts whose values are allocated to another separate account investing in the Portfolios. In addition, there is a possibility that a material conflict may arise between the interests of Policyowners or owners of other policies and the retirement plans, which invest in the Portfolios or those plans participants. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any should be taken in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio.

The investment objectives of each Portfolio of the Funds are summarized below. The Portfolios may not achieve their stated objectives. You will be notified of any material change in the investment policy of any Portfolio in which you have an interest.

Each Portfolio’s total operating expenses may include fees for management, shareholder services, 12(b-1) fees, and other expenses, such as custodial, legal, and other miscellaneous fees. The prospectuses for the Portfolios contain more detailed information, including a description of investment objectives, restrictions, expenses and risks. You should carefully read those prospectuses and retain them for future reference.

You should periodically review your allocation to make sure that your investment choices are still appropriate in light of any market developments or changes in your personal financial situation.

American National Investment Accounts, Inc:

•	American National Money Market Portfolio seeks the highest current income consistent with the preservation of capital and maintenance of liquidity.

•	American National Growth Portfolio seeks to achieve long-term capital appreciation.

•	American National Balanced Portfolio seeks to conserve principal, produce current income, and achieve long-term capital appreciation.

•	American National Equity Income Portfolio seeks current income and long-term capital appreciation.

•	American National High Yield Portfolio seeks to provide a high level of current income. As a secondary investment objective, the portfolio seeks capital appreciation.

•	American National International Stock Portfolio seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S. companies.

•	American National Small-Cap/Mid-Cap Portfolio seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies.

•	American National Government Bond Portfolio seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Securities Management and Research, Inc. (“SM&R”), which is a subsidiary of American National Insurance Company, is the investment adviser to the Portfolios of American National Investment Accounts, Inc.. SM&R provides investment advisory and portfolio management services to us and other clients.

Fidelity® Variable Insurance Products Initial Class:

•	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

•	Fidelity VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

•	Fidelity VIP High Income Portfolio seeks a high level of current income while also considering growth of capital.

•	Fidelity VIP Asset ManagerSM Portfolio seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments.

•	Fidelity VIP Asset Manager: Growth® Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

•	Fidelity VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

•	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500 SM Index (S&P 500 ® ).

•	Fidelity VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.

•	Fidelity VIP Growth and Income Portfolio seeks high total return through a combination of current income and capital appreciation.

•	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.

•	Fidelity VIP Growth Opportunities Portfolio seeks to provide capital growth.

•	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.

•	Fidelity VIP Growth Portfolio seeks to achieve capital appreciation.

•	Fidelity VIP Overseas Portfolio seeks long-term growth of capital.

Fidelity Management and Research Company (“FMR”),is the investment adviser to the Portfolios of Fidelity Variable Insurance Products.

T. Rowe Price:

T. Rowe Price International Series, Inc. -

•	T. Rowe Price International Stock Portfolio The fund seeks long-term growth of capital through investments primarily in common stocks of established non-U.S. companies.

T. Rowe Price Equity Series, Inc. -

•	T. Rowe Price Mid-Cap Growth Portfolio* The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. *Not available in policies issued on or after May 1, 2004.

•	T. Rowe Price Equity Income Portfolio The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T.Rowe Price Associates, Inc. is the investment adviser to the Portfolios of T. Rowe Price Equity Series, Inc.. T. Rowe price International, Inc. is the investment adviser to the Portfolios of T. Rowe Price International Series, Inc.

We have entered into or may enter into agreements with the investment adviser or distributor for certain of the Portfolios. These agreements require us to provide administrative and other services. In return, we receive a fee based upon an annual percentage of the average net assets amount we invested on behalf of the Separate Account and our other separate accounts. Some advisers or distributions may pay us a greater percentage than others.

Fixed Account

You can allocate some or all of your premium payments to the Fixed Account. You can also, subject to certain limitations, transfer amounts from the Separate Account to the Fixed Account or from the Fixed Account to the Separate Account. (See the “Transfers” provision in the “Policy Rights” section of this prospectus.)

We establish the Declared Rate and may adjust the rate each month; however, we guarantee an effective annual rate of at least 3.0% compounded daily.

Payments allocated to the Fixed Account and transfers from the Separate Account to the Fixed Account are placed in our General Account, which supports insurance and annuity obligations. The General Account includes all of our assets, except those assets segregated in our separate accounts. We have discretion over the investment of assets of the General Account, subject to applicable law. We bear the risk that the investments in the General Account will lose money. You bear the risk that the Declared Rate will fall to a lower rate.

Interests in the General Account have not been registered with the SEC as securities and the General Account has not been registered as an investment company. Accordingly, neither the General Account nor any interest in the General Account is generally subject to the provisions of federal securities laws. The SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account portion of the Policy. However, disclosures regarding the Fixed Account portion of the Policy may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general and is not tax advice.

Introduction

The following summary provides a general description of the federal income tax considerations relating to the Policy. This summary is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). Because of the complexity of such laws and the fact that tax results will vary according to the factual status of the specific Policy involved, tax advice from a qualified tax advisor may be needed by a person contemplating the purchase of a Policy or the exercise of certain elections under the Policy. These comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Policy. Further, these comments do not take into account any federal estate tax and gift, state, or local tax considerations which may be involved in the purchase of a Policy or the exercise of certain elections under the Policy. For complete information on such federal and state tax considerations, a qualified tax advisor should be consulted. We do not make any guarantee regarding the tax status of any Policy, and the following summary is not tax advice.

Tax Status of the Policy

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements apply is limited. Nevertheless, we believe that Policies issued on a standard or preferred basis should satisfy the applicable requirements. There is less guidance, however, with respect to Policies issued on a sub-standard basis and it is not clear whether such Policies will in all cases satisfy the applicable requirements. We reserve the right to restrict Policy transactions and to make other modifications in order to bring the Policy into compliance with such requirements.

In certain circumstances, owners of variable life insurance contracts may be considered for federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the owners would be taxed on income and gains attributable to separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of a Policyowner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Policies do not give Policyowners investment control over Separate Account assets, we reserve the right to modify the Policies as necessary to prevent a Policyowner from being treated as the owner of the Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be “adequately diversified” in order for the Policies to be treated as life insurance contracts for federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance Policy for federal income tax purposes.

Tax Treatment of Policy Proceeds

In General. We believe that the Death Benefit Proceeds under a Policy will be excludable from the gross income of the Beneficiary.

Generally, the Policyowner will not be deemed to be in constructive receipt of the Accumulation Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a “Modified Endowment Policy.”

Depending on the circumstances, the exchange of a Policy, a change in the Policy’s Death Benefit option, a Policy loan, a partial or full surrender, the addition of the Accelerated Death Benefit, the continuation of the Policy beyond the Insured’s 100th birthday, a change in ownership, or an assignment of the Policy may have federal income tax consequences.

Modified Endowment Policies. Whether a Policy is treated as a Modified Endowment Policy depends upon the amount of premiums paid in relation to the Death Benefit provided under the Policy. The rules for determining whether a Policy is a Modified Endowment Policy are extremely complex. In general, however, a Policy will be considered to be a Modified Endowment Policy if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premium payments.

In addition, if a Policy is “materially changed,” it may cause such Policy to be treated as a Modified Endowment Policy. The material change rules for determining whether a Policy is a Modified Endowment Policy are also extremely complex. In general, however, the determination of whether a Policy will be a Modified Endowment Policy after a material change depends upon (i) the relationship of the Death Benefit at the time of change to the Accumulation Value at the time of such change, and (ii) the additional premiums paid in the seven Policy Years following the date on which the material change occurs.

The manner in which the premium limitation and material change rules should be applied to certain features of the Policy and its riders is unclear. If we determine that a Policyowner has made excessive premium payments that will cause a Policy to be considered a Modified Endowment Policy, we will notify the Policyowner of the tax consequences and give the Policyowner the option of having the excessive premiums refunded. If the Policyowner requests a refund within 30 days after receipt of such notice, we will refund the excessive premium payments to prevent the Policy from becoming a Modified Endowment Policy.

Due to the Policy’s flexibility, classification of a Policy as a Modified Endowment Policy will depend upon the individual circumstances of each Policy. Accordingly, a prospective Policyowner should contact a qualified tax advisor before purchasing a Policy to determine the circumstances under which the Policy would be a Modified Endowment Policy. In addition, a Policyowner should contact a tax advisor before making any change to a Policy, exchanging a Policy, or reducing Policy benefits, to determine whether such change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a Modified Endowment Policy.

If a Policy becomes a Modified Endowment Policy, distributions such as partial surrenders and Policy loans that occur during the Policy Year it becomes a Modified Endowment Policy and any subsequent Policy Year will be taxed as distributions from a Modified Endowment Policy. In addition, distributions from a Policy within two years before it becomes a Modified Endowment Policy will be taxed in this manner. This means that a distribution made from a Policy that is not a Modified Endowment Policy could later become taxable as a distribution from a Modified Endowment Policy.

Whether a Policy is or is not a Modified Endowment Policy, upon a complete surrender or a lapse or termination of a Policy, if the amount received plus the amount of any indebtedness exceeds the total investment in the policy (described below), the excess will generally be treated as ordinary income subject to tax.

Distributions Other Than Death Benefit Proceeds from Modified Endowment Policies. Policies classified as Modified Endowment Policies will be subject to the following tax rules:

1)	All distributions from such a Policy (including distributions upon partial or full surrender and benefits paid at maturity) are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the policy at such time.

2)	Loans taken from (or secured by) such a Policy are treated as distributions from such a Policy and taxed accordingly. This includes unpaid loan interest that is added to the principal of a loan.

3)	A 10 percent federal tax penalty is imposed on the portion of any distribution from such a Policy that is included in income. This includes any loan taken from or secured by such a Policy. This penalty tax does not apply if the distribution or loan:

a)	is made on or after the Policyowner reaches actual age 59½;

b)	is attributable to the Policyowner’s becoming disabled; or

c)	is part of a series of substantially equal periodic payments for (i) the life (or life expectancy) of the Policyowner, or (ii) the joint lives (or joint life expectancies) of the Policyowner and the Beneficiary.

Distributions Other Than Death Benefit Proceeds from Policies that are not Modified Endowment Policies. Distributions other than Death Benefit Proceeds from a Policy that is not classified as a Modified Endowment Policy generally are treated first as a recovery of the Policyowner’s investment in the policy. After the recovery of all investment in the policy, additional amounts distributed are taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance Policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Policy Loans. Loans from a Policy (or secured by a Policy) that is not a Modified Endowment Policy are generally not treated as distributions. Instead, such loans are treated as indebtedness of the Policyowner. However, the tax consequences associated with Policy loans that are outstanding after the first 15 Policy Years are less clear and a tax adviser should be consulted about such loans. Interest paid on a Policy loan generally is not tax-deductible. The Policyowner should consult a tax advisor regarding the deductibility of interest paid on a Policy loan.

Finally, neither distributions from nor loans from (or secured by) a Policy that is not a Modified Endowment Policy are subject to the 10 percent additional income tax.

Investment in the Policy. “Investment in the policy” means:

a)	the aggregate amount of any premium payments or other consideration paid for a Policy; minus

b)	the aggregate amount of distributions received under the Policy which is excluded from the gross income of the Policyowner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Policy, to the extent such amount is excluded from gross income, will be disregarded); plus

c)	the amount of any loan from, or secured by, a Policy that is a Modified Endowment Policy to the extent that such amount is included in the gross income of the Policyowner.

Multiple Policies. All Modified Endowment Policies that are issued by us (or our affiliates) to the same Policyowner during any calendar year are treated as one Modified Endowment Policy. This applies to determining the amount includible in the Policyowner’s income when a taxable distribution occurs.

Accelerated Benefits Rider. We believe that payments received under the Accelerated Death Benefit Rider should be fully excludable from the gross income of the Beneficiary if the Beneficiary is the Insured under the Policy. However, you should consult a tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.

Other Policyowner Tax Matters. The tax consequences of continuing the Policy beyond the Insured’s 100th year are unclear. You should consult a tax advisor if you intend to keep the Policy in force beyond the Insured’s 100th year.

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances.

If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policyowner or Beneficiary. A tax advisor should be consulted on these consequences.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Moreover, it is possible that any change could be retroactive (that is, effective prior to the date of change). Consult a tax adviser with respect to legislative developments and their effect on the Policy.

American National’s Income Taxes

American National is taxed as a life insurance company under the Code. Under current federal income tax law, American National is not taxed on the Separate Account’s operations. Thus, we currently do not deduct a charge from the Separate Account for federal income taxes. Nevertheless, we reserve the right in the future to make a charge for any such tax that we determine to be properly attributable to the Separate Account or to the Policies.

Under current laws in some states, we may incur state and local taxes (in addition to premium taxes for which a deduction from premium payments is currently made). At present, these taxes are not significant and we are not currently charging for them. However, we may deduct charges for such taxes in the future.

OTHER POLICY PROVISIONS

Control of Policy. Subject to the rights of any irrevocable Beneficiary and assignee of record, all rights, options, and privileges belong to the Policyowner, if living; otherwise to any contingent owner or owners, if living; otherwise to the estate of the last Policyowner to die. If the Policyowner is a minor, first the Applicant, then the Beneficiary, if living and legally competent, may exercise all rights of ownership.

Change of Beneficiary. Unless the Beneficiary designation is irrevocable, you can change the Beneficiary by written request on a Change of Beneficiary form at any time during the Insured’s lifetime. We may require that the Policy be returned to Our Home Office for endorsement of any change, or that other forms be completed. The change will take effect as of the date the change is recorded at Our Home Office. We will not be liable for any payment made or action taken before the change is recorded. There is no limit on the number of changes that may be made.

Change in Policyowner or Assignment. In order to change the Policyowner or assign Policy rights, an assignment of the Policy must be made in writing and filed at our Home Office. The change will take effect as of the date the change is recorded at our Home Office, and we will not be liable for any payment made or action taken before the change is recorded. Payment of proceeds is subject to the rights of any assignee of record. No partial or contingent assignment of the Policy will be permitted. A collateral assignment is not a change of ownership.

Postponement of Payments. Payment of any amount upon refund, full surrender, partial surrender, Policy loans, benefits payable at death, and transfers, which require valuation of a Subaccount, may be postponed whenever:

1)	the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

2)	the SEC by order permits postponement for the protection of Policyowners; or

3)	an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Surrenders, loans or partial surrenders from the Fixed Account may be deferred for up to 6 months from the date of written request.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been obtained and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

FINANCIAL STATEMENTS

We have included the consolidated financial statements of the Company and the financial statements of the Separate Account in the Statement of Additional Information. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Policies. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

OTHER INFORMATION

A Statement of Additional Information (“SAI”), which contains additional information about the American National Variable Life Separate Account, and a personalized illustration of death benefits, cash surrender values, and cash values, are available from us, without charge, upon request. You may request an SAI, a personalized illustration, or other information about the Policies, or make other inquiries by contacting us at: American National Insurance Company, One Moody Plaza, Galveston, Texas 77550 or (800) 306-2959.

Information about the American National Variable Life Separate Account, including the SAI, can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the American National Variable Life Separate Account are available on the Commission’s Internet site at http://www.sec.gov and copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File Number: 811-06160

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2005

INVESTRAC ADVANTAGE VARIABLE UNIVERSAL LIFE

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

(REGISTRANT)

AMERICAN NATIONAL INSURANCE COMPANY

(DEPOSITOR)

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Investrac Advantage Variable Universal Life Policy (“the Policy”). You may obtain a copy of the prospectus, dated May 1, 2005, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.

Terms used in the current prospectus for the Policy are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.

Form 7992-SAI 5-05

GENERAL INFORMATION AND HISTORY

American National Insurance Company

We are a stock life insurance company chartered under Texas law in 1905. We write life, health and accident insurance and annuities and are licensed to do life insurance business in 49 states, the District of Columbia, Puerto Rico, Guam, and American Samoa. The Moody Foundation, a charitable foundation established for charitable and educational purposes, owns approximately 23.3% of our stock and the Libbie S. Moody Trust, a private trust, owns approximately 37.5%.

We are subject to regulation by the Texas Department of Insurance. In addition, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. On or before March 1 of each year we must submit to the Texas Department of Insurance a filing describing our operations and reporting on our financial condition and that of the Separate Account as of December 31 of the preceding year. Periodically, the Department examines our liabilities, and reserves and those of the Separate Account and certifies their adequacy.

The Separate Account

We established the Separate Account under Texas law on July 30, 1987.

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

For more information about the Separate Account, see the prospectus.

Sale Of The Policies

We have entered into an agreement with Securities Management and Research, Inc. (“SM&R”), our wholly-owned subsidiary, pursuant to which SM&R serves as the distributor and principal underwriter of the Policies. SM&R, a Florida corporation organized in 1964, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934 (“1934 Act”) and is a member of the National Association of Securities Dealers. SM&R’s main offices are located at 2450 South Shore Boulevard, Suite 400, League City, Texas 77573.

SM&R offers the Policies on a continuous basis through: (i) selling agreements with other broker/dealers registered under the 1934 Act to sell the Policies; and (ii) its own registered representatives who are registered with the NASD and with the states in which they do business. Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

We pay commissions associated with the promotion and sale of the Policies to the registered representatives of SM&R and to the other broker/dealers. We may also pay other marketing related expensed associated with the promotion and sale of the Policies. The amount of commissions we pay may vary based on a number of factors.

Commission paid during the first 5 Policy Years is determined as a percentage of premium paid not to exceed the amount of premium that can be paid without the Policy becoming a modified endowment contract under the Internal Revenue Code. The maximum commission, however, will not exceed 16% of actual premium paid during the first 5 Policy Years. Trail commissions are paid in Policy Year 6 and thereafter at an annual rate of 0.25% of the Accumulation Value. At the end of the 25th Policy Month, a persistency commission of 10% of the target premium amount will be paid. Target premium for purposes of the 10% persistency commission is determined by using a number of factors including actual premium paid, Specified Amount and each Insured’s age, gender and underwriting class.

We have an agreement with SM&R pursuant to which we pay the commissions arising out of the sale of the Policies. When a Policy is sold through a registered representative of SM&R, for example, we pay the entire amount of the sales commission to the registered representative. Because registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards. We paid $5,234,639, $5,149,198, and $4,979,288, in 2004, 2003, and 2002, respectively, for the sale of variable life policies and variable annuity contracts to the registered representatives of SM&R. SM&R did not retain any of these commissions.

When a Policy is sold through another broker/dealer, we pay the entire sales commission directly to the selling broker/dealer; that broker/dealer may retain a portion of the commission before it pays the registered representative who sold the Policy.

We intend to recover commissions, marketing, administrative and other expenses and costs of Policies benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to your Accumulation Value.

The Policy

The Policy, the application, any supplemental applications, and any riders, amendments or endorsements make up the entire Policy. Only statements in the application attached to the Policy and any supplemental applications made a part of the Policy can be used to contest a claim or the validity of the Policy. Any changes must be approved in writing by the President, Vice President or Secretary of American National Insurance Company. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Policy or to waive any of its provisions. Differences in state laws may require us to offer a Policy in a state which has suicide, incontestability, refund provisions, surrender charges or other provisions more favorable than provisions in other states.

Beneficiary. You can name primary and contingent beneficiaries. The initial Beneficiary(ies) are specified in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Insured, payments will be made to any surviving Beneficiaries of the same class; otherwise to any Beneficiary(ies) of the next class; otherwise to the estate of the Insured.

Incontestability. The Policy is incontestable after it has been in force for two years from the Date of Issue during the lifetime of the Insured. An increase in the Specified Amount or addition of a rider after the Date of Issue shall be incontestable after such increase or addition has been in force for two years from its Policy Date during the lifetime of the Insured. However, this two year provision shall not apply to riders that provide disability or accidental death benefits. Any reinstatement of a Policy shall be incontestable during the lifetime of the Insured only after having been in force for two years after the Policy Date of the reinstatement.

Misstatement of Age or Sex. If the age or sex of the Insured or any person insured by rider has been misstated, the amount of the Death Benefit will be adjusted as provided for in the Policy.

Suicide. Suicide within two years after Date of Issue is not covered by the Policy unless otherwise provided by a state’s insurance law. If the Insured, while sane or insane, commits suicide within two years after the Date of Issue, we will pay only the premiums received less any partial surrenders and Policy Debt. If the Insured, while sane or insane, commits suicide within two years after the Policy Date of any increase in the Specified Amount, our liability with respect to such increase will only be the total cost of insurance applied to the increase. If the Insured, while sane or insane, commits suicide within two years from the Policy Date of reinstatement, our liability with respect to such reinstatement will only be for the return of cost of insurance and expenses, if any, paid on or after the reinstatement.

Dividends

The Policy is non-participating and therefore is not eligible for dividends and does not participate in any distribution of our surplus.

Performance Data

From time to time, we may quote performance information for the Subaccounts of the Separate Account in advertisements, sales literature, or reports to Policy Owners or prospective investors.

We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical Policy Owner’s Accumulation Value or death benefit. We also may present the yield or total return of the Subaccounts based on a hypothetical investment of $1,000 in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Separate Account, the Subaccount or the Portfolio in which it invests. The performance information shown may reflect the deduction of only some of the applicable charges to the Policy. We may, for example, exclude the deduction of one or more charges, such as the premium charge or surrender charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges. The performance information would be lower if these charges were included.

The “yield” of a Subaccount refers to the income generated by an investment in the Subaccount over the period specified in the advertisement, excluding realized and unrealized capital gains and losses in the corresponding Portfolio’s investments. This income is then “annualized” and shown as a percentage of the investment. We also may advertise the “effective yield” of the Subaccount investing in the American National Money Market Portfolio, which is calculated similarly, but, when annualized, the income earned by an investment in the Subaccount investing in the American National Money Market Portfolio is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment.

The “total return” of a Subaccount is the total change in value of an investment in the Subaccount over a period of time specified in the advertisement. “Average annual total return” is the rate of return that would produce that change in value over the specified period, if compounded annually. “Cumulative total return” is the total return over the entire specified period expressed as a percentage.

Neither yield nor total return figures reflect deductions for Policy charges such as the premium charge, surrender charges, administrative and maintenance fees, and cost of insurance charges. Yield and total return figures would be lower if Contract charges were included.

We may compare a Subaccount’s performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street Journal. We also may advertise ratings of American National Insurance Company’s financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

We may from time to time provide advertisements, sales literature or tools to assist you in choosing your investment options by defining your asset allocation strategy and appropriate risk tolerance.

Performance information for any Subaccount reflects the performance of a hypothetical investment of $1,000 in a Policy and are not illustrative of how actual investment performance would affect the benefits under your Policy. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.

Illustrations

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your Accumulation Values would vary over time based on different assumptions.

If you ask us, we’ll provide you with different kinds of illustrations.

•	Illustrations based on information you give us about the person to be insured by the Policy, their risk class, the death benefit and premium payments.

•	Illustrations that show the allocation of premium payments to specified Subaccounts. These will reflect the average expenses of the Portfolios.

LEGAL MATTERS

Greer, Herz and Adams, L.L.P., our general counsel, has reviewed various matters of Texas law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy.

EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004 and the financial statements of American National Life Separate Accounts as of December 31, 2004 and for each of the years or lesser periods in the two-year period then ended, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm , appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American National Insurance Company and Policy Owners of American National Variable Life Separate Account:

We have audited the accompanying statement of net assets of the American National Variable Life Separate Account (comprised of Alger American (AA) Small Capitalization, AA Growth, AA Income and Growth, AA Balanced, AA MidCap Growth, AA Leveraged AllCap, Federated Capital Income, Federated High Income Bond, Federated MidCap Growth Strategies, Federated Equity Income, Fidelity Growth and Income, Fidelity Equity Income, Fidelity Growth, Fidelity High Income, Fidelity Money Market, Fidelity Overseas, Fidelity Investment Grade Bond, Fidelity Asset Manager, Fidelity Index 500, Fidelity Contrafund, Fidelity Asset Manager: Growth, Fidelity Balanced Portfolio, Fidelity Growth Opportunities Portfolio, Fidelity MidCap Portfolio, Fidelity Aggressive Growth II, Fidelity Contrafund II, Fidelity Index 500 II, Fidelity Growth Opportunities II, Fidelity MidCap II, AIM V.I. Dynamics, AIM V.I. Health Sciences, AIM V.I. Technology, AIM V.I. Small Company Growth, AIM V.I. Real Estate, AIM V.I. Utilities, INVESCO VIF Telecommunications, AIM V.I. Financial Services, MFS Emerging Growth, MFS Capital Opportunities, MFS Research, MFS Investors Trust, T. Rowe Price (TRP) Equity Income, TRP International Stock, TRP Limited-Term Bond, TRP Mid-Cap Growth, American National (AN) Growth, AN Equity Income, AN Balanced, AN Money Market, AN Government Bond, AN High Yield Bond, AN Small/MidCap, and AN International Stock Subaccounts) (collectively, the Account) as of December 31, 2004, and the related statement of operations for the year then ended and the related statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004 and the results of its operations, changes in net assets for the two years then ended, and their financial highlights for each of the years in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Houston, Texas

April 22, 2005

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2004
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                                                                            Alger
                         Assets                             Alger Small                    Income and
                                                                Cap       Alger Growth      Growth
---------------------------------------------------------- -------------- -------------- -------------
12,747 shares at net asset value of $20.26                           258             --            --
(cost $222)
---------------------------------------------------------- -------------- -------------- -------------
15,815 shares at net asset value of $35.12                            --            555            --
(cost $486)
---------------------------------------------------------- -------------- -------------- -------------
26,242 shares at net asset value of $10.05                            --             --           264
(cost $229)
---------------------------------------------------------- -------------- -------------- -------------
                      Total Assets                                   258            555           264
---------------------------------------------------------- -------------- -------------- -------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- -------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- -------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Net assets applicable to policyholders'                              258            555           264
---------------------------------------------------------- -------------- -------------- -------------

---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Universal Life                           258            555           264
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Universal Life                       212,028        571,886       272,685
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Universal Life                          1.22           0.97          0.97
---------------------------------------------------------- -------------- -------------- -------------

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2004
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                                                                            Alger
                         Assets                                Alger        Alger Mid     Leveraged
                                                             Balanced      Cap Growth      All Cap
---------------------------------------------------------- -------------- -------------- -------------
37,533 shares at net asset value of $13.55                           509             --            --
(cost $471)
---------------------------------------------------------- -------------- -------------- -------------
36,783 shares at net asset value of $20.80                            --            765            --
(cost $620)
---------------------------------------------------------- -------------- -------------- -------------
17,100 shares at net asset value of $30.39                            --             --           520
(cost $472)
---------------------------------------------------------- -------------- -------------- -------------
                      Total Assets                                   509            765           520
---------------------------------------------------------- -------------- -------------- -------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- -------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- -------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Net assets applicable to policyholders'                              509            765           520
---------------------------------------------------------- -------------- -------------- -------------

---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Universal Life                           509            765           520
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Universal Life                       465,199        633,667       531,059
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Universal Life                          1.09           1.21          0.98
---------------------------------------------------------- -------------- -------------- -------------

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2004
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                                                             Federated      Federated     Federated
                         Assets                               Capital      High Income      Growth       Federated
                                                              Income          Bond          Strat.     Equity Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,248 shares at net asset value of $8.87                              29             --            --             --
(cost $25)
---------------------------------------------------------- -------------- -------------- ------------- --------------
15,113 shares at net asset value of $8.20                             --            124            --             --
(cost $110)
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,596 shares at net asset value of $21.02                             --             --            97             --
(cost $81)
---------------------------------------------------------- -------------- -------------- ------------- --------------
7,978 shares at net asset value of $13.42                             --             --            --            107
(cost $88)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                                             Total Assets             29            124            97            107
---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               29            124            97             107
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            29            124            97             107
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                        30,952         94,994        82,657          94,894
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.93           1.31          1.17            1.13
---------------------------------------------------------- -------------- -------------- ------------- ---------------

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2004
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                                             Fidelity
                         Assets                             Growth and      Fidelity       Fidelity      Fidelity
                                                              Income      Equity Income     Growth      High Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
65,815 shares at net asset value of $13.91                           915             --            --             --
(cost $879)
---------------------------------------------------------- -------------- -------------- ------------- --------------
216,817 shares at net asset value of $25.37                           --          5,501            --             --
(cost $4,851)
---------------------------------------------------------- -------------- -------------- ------------- --------------
441,060 shares at net asset value of $32.01                           --             --        14,118             --
(cost $16,057)
---------------------------------------------------------- -------------- -------------- ------------- --------------
107,975 shares at net asset value of $7.00                            --             --            --            756
(cost $728)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   915          5,501        14,118            756
---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              915          5,501        14,118             756
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             78          3,416         6,012             469
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       837          2,012         8,004             287
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             73           102              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         82,097      1,233,319     2,630,923         328,853
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   741,861      1,392,899     6,752,494         289,447
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --          2,383         2,755              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           0.95           2.77          2.29            1.43
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.13           1.44          1.19            0.99
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --          30.56         36.93              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2004
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                           Money Market     Overseas     Invest. Bond    Asset Mgr
---------------------------------------------------------- -------------- -------------- ------------- --------------
716,206 shares at net asset value of $1.00                           716             --            --             --
(cost $716)
---------------------------------------------------------- -------------- -------------- ------------- --------------
113,311 shares at net asset value of $17.52                           --          1,985            --             --
(cost $1,701)
---------------------------------------------------------- -------------- -------------- ------------- --------------
37,382 shares at net asset value of $13.25                            --             --           495             --
(cost $489)
---------------------------------------------------------- -------------- -------------- ------------- --------------
107,945 shares at net asset value of $14.85                           --             --            --          1,603
(cost $1,641)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   716          1,985           495          1,603
---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              716          1,985           495           1,603
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            254          1,158           194           1,094
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       417            786           282             509
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   45             41            19              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                        178,048        718,455       106,163         603,352
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   368,045        647,048       204,770         428,070
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                               41,981          1,872         1,140              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.43           1.61          1.83            1.81
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.13           1.22          1.38            1.19
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                 1.07          21.71         16.99              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

_______________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2004
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                                                                           Fidelity
                         Assets                              Fidelity       Fidelity      Asset Mgr
                                                             Index 500     Contra Fund      Growth
---------------------------------------------------------- -------------- -------------- -------------
141,133 shares at net asset value of $137.75                      19,441             --            --
(cost $17,878)
---------------------------------------------------------- -------------- -------------- -------------
370,405 shares at net asset value of $26.62                           --          9,860            --
(cost $8,114)
---------------------------------------------------------- -------------- -------------- -------------
109,212 shares at net asset value of $12.78                           --             --         1,396
(cost $1,390)
---------------------------------------------------------- -------------- -------------- -------------
                      Total Assets                                19,441          9,860         1,396
---------------------------------------------------------- -------------- -------------- -------------
                     Liabilities
------------------------------------------------------- ---------------- --------------- --------------
Payable to American National for policy terminations,                --              --             --
withdrawal payments and mortality and expense charges
------------------------------------------------------- ---------------- --------------- --------------
Total Liabilities                                                    --              --             --
------------------------------------------------------- ---------------- --------------- --------------
Net assets applicable to policyholders'                          19,441           9,860          1,396
------------------------------------------------------- ---------------- --------------- --------------

------------------------------------------------------- ---------------- --------------- --------------
Policyholders' Equity
------------------------------------------------------- ---------------- --------------- --------------
   Investrac Gold Variable Universal Life                         8,459           3,558            479
------------------------------------------------------- ---------------- --------------- --------------
   Investrac Advantage Variable Universal Life                   10,814           6,205            914
------------------------------------------------------- ---------------- --------------- --------------
   Flexible Premium Universal Life                                   --              --             --
------------------------------------------------------- ---------------- --------------- --------------
   Survivor Variable Universal Life                                 168              97              3
------------------------------------------------------- ---------------- --------------- --------------
   WealthQuest III Variable Universal Life                           --              --             --
------------------------------------------------------- ---------------- --------------- --------------
Policyholders' Equity - Units Outstanding
------------------------------------------------------- ---------------- --------------- --------------
   Investrac Gold Variable Universal Life                     3,077,698       1,239,894        265,798
------------------------------------------------------- ---------------- --------------- --------------
   Investrac Advantage Variable Universal Life                8,804,848       3,723,600        787,305
------------------------------------------------------- ---------------- --------------- --------------
   Flexible Premium Universal Life                                   --              --             --
------------------------------------------------------- ---------------- --------------- --------------
   Survivor Variable Universal Life                               1,079           3,146            187
------------------------------------------------------- ---------------- --------------- --------------
   WealthQuest III Variable Universal Life                           --              --             --
------------------------------------------------------- ---------------- --------------- --------------
Policyholders' Equity - Unit Value
------------------------------------------------------- ---------------- --------------- --------------
   Investrac Gold Variable Universal Life                          2.75            2.87           1.80
------------------------------------------------------- ---------------- --------------- --------------
   Investrac Advantage Variable Universal Life                     1.23            1.67           1.16
------------------------------------------------------- ---------------- --------------- --------------
   Flexible Premium Universal Life                                   --              --             --
------------------------------------------------------- ---------------- --------------- --------------
   Survivor Variable Universal Life                              155.67           30.69          15.72
------------------------------------------------------- ---------------- --------------- --------------
   WealthQuest III Variable Universal Life                           --              --             --
------------------------------------------------------- ---------------- --------------- --------------

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2004
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                                                            Fidelity
                         Assets                              Fidelity      Growth Opp      Fidelity
                                                           Balanced Port      Port       Mid Cap Port
---------------------------------------------------------- -------------- -------------- -------------
42,189 shares at net asset value of $14.35                           605             --            --
(cost $569)
---------------------------------------------------------- -------------- -------------- -------------
126,605 shares at net asset value of $16.07                           --          2,035            --
(cost $2,081)
---------------------------------------------------------- -------------- -------------- -------------
421,915 shares at net asset value of $30.18                           --             --        12,733
(cost $8,293)
---------------------------------------------------------- -------------- -------------- -------------
                      Total Assets                                   605          2,035        12,733
---------------------------------------------------------- -------------- -------------- -------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- -------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- -------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Net assets applicable to policyholders'                              605          2,035        12,733
---------------------------------------------------------- -------------- -------------- -------------

---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Universal Life                             36             82         2,465
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Advantage Variable Universal Life                       536          1,928        10,056
---------------------------------------------------------- -------------- -------------- -------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Survivor Variable Universal Life                                   33             25           212
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Universal Life                         35,062        111,752       921,602
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Advantage Variable Universal Life                   487,535      2,080,344     3,993,229
---------------------------------------------------------- -------------- -------------- -------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Survivor Variable Universal Life                                2,042          1,470         7,224
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Universal Life                           1.02           0.73          2.67
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Advantage Variable Universal Life                      1.10           0.93          2.52
---------------------------------------------------------- -------------- -------------- -------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Survivor Variable Universal Life                                16.32          17.08         29.33
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- -------------

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2004
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                                             Fidelity       Fidelity
                         Assets                             Aggressive       Contra        Fidelity
                                                             Growth II       Fund II     Index 500 II
---------------------------------------------------------- -------------- -------------- -------------
67,131 shares at net asset value of $8.61                            578             --            --
(cost $482)
---------------------------------------------------------- -------------- -------------- -------------
64,701 shares at net asset value of $26.35                            --          1,705            --
(cost $1,374)
---------------------------------------------------------- -------------- -------------- -------------
18,198 shares at net asset value of $136.71                           --             --         2,488
(cost $2,090)
---------------------------------------------------------- -------------- -------------- -------------
                      Total Assets                                   578          1,705         2,488
---------------------------------------------------------- -------------- -------------- -------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- -------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- -------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Net assets applicable to policyholders'                              578          1,705         2,488
---------------------------------------------------------- -------------- -------------- -------------

---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Universal Life                           578          1,705         2,488
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Universal Life                       546,997      1,295,949     2,286,332
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Universal Life                          1.06           1.32          1.09
---------------------------------------------------------- -------------- -------------- -------------

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2004
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                         Assets                              Fidelity       Fidelity
                                                           Growth Opp II   Mid Cap II
---------------------------------------------------------- -------------- --------------
20,821 shares at net asset value of $15.96                           332             --
(cost $284)
---------------------------------------------------------- -------------- --------------
102,021 shares at net asset value of $29.88                           --          3,048
(cost $2,243)
---------------------------------------------------------- -------------- --------------
                      Total Assets                                   332          3,048
---------------------------------------------------------- -------------- --------------
                       Liabilities
---------------------------------------------------------- ------------- ---------------
Payable to American National for policy terminations,                --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- ------------- ---------------
Total Liabilities                                                    --              --
---------------------------------------------------------- ------------- ---------------
Net assets applicable to policyholders'                             332           3,048
---------------------------------------------------------- ------------- ---------------

---------------------------------------------------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --
---------------------------------------------------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --
---------------------------------------------------------- ------------- ---------------
   Flexible Premium Universal Life                                   --              --
---------------------------------------------------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --
---------------------------------------------------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          332           3,048
---------------------------------------------------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --
---------------------------------------------------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --
---------------------------------------------------------- ------------- ---------------
   Flexible Premium Universal Life                                   --              --
---------------------------------------------------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --
---------------------------------------------------------- ------------- ---------------
   WealthQuest III Variable Universal Life                      309,079       1,927,035
---------------------------------------------------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --
---------------------------------------------------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --
---------------------------------------------------------- ------------- ---------------
   Flexible Premium Universal Life                                   --              --
---------------------------------------------------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --
---------------------------------------------------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1.08            1.58
---------------------------------------------------------- ------------- ---------------

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2004
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                         Assets                                            AIM Health        AIM         AIM Small
                                                           AIM Dynamics     Sciences      Technology    Co. Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,434 shares at net asset value of $13.34                             59             --            --             --
(cost $49)
---------------------------------------------------------- -------------- -------------- ------------- --------------
12,455 shares at net asset value of $18.90                            --            235            --             --
(cost $200)
---------------------------------------------------------- -------------- -------------- ------------- --------------
13,746 shares at net asset value of $12.42                            --             --           171             --
(cost $153)
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,267 shares at net asset value of $15.41                             --             --            --             66
(cost $55)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    59            235           171             66
---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               59            235           171              66
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            59            235           171              66
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                        55,866        227,071       211,605          61,843
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.06           1.04          0.81            1.06
---------------------------------------------------------- -------------- -------------- ------------- ---------------

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2004
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                                                                             AIM
                         Assets                                 AIM            AIM         Financial
                                                            Real Estate     Utilities       Svcs.
---------------------------------------------------------- -------------- -------------- -------------
21,126 shares at net asset value of $19.13                           404             --            --
(cost $325)
---------------------------------------------------------- -------------- -------------- -------------
8,140 shares at net asset value of $15.61                             --            127            --
(cost $109)
---------------------------------------------------------- -------------- -------------- -------------
3,754 shares at net asset value of $14.61                             --             --            55
(cost $48)
---------------------------------------------------------- -------------- -------------- -------------
                      Total Assets                                   404            127            55
---------------------------------------------------------- -------------- -------------- -------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- -------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- -------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Net assets applicable to policyholders'                              404            127            55
---------------------------------------------------------- -------------- -------------- -------------

---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Universal Life                           404            127            55
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Universal Life                       201,602        122,862        46,054
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Flexible Premium Universal Life                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Universal Life                          2.00           1.03          1.19
---------------------------------------------------------- -------------- -------------- -------------

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2004
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                                                                                            MFS
                         Assets                            MFS Emerging    MFS Capital                   Investors
                                                              Growth         Opport      MFS Research      Trust
---------------------------------------------------------- -------------- -------------- ------------- --------------
10,373 shares at net asset value of $17.52                           182             --            --             --
(cost $154)
----------------------------------------------------------
7,796 shares at net asset value of $13.57                             --            106            --             --
(cost $84)
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,247 shares at net asset value of $15.30                             --             --            19             --
(cost $16)
---------------------------------------------------------- -------------- -------------- ------------- --------------
6,974 shares at net asset value of $18.08                             --             --            --            126
(cost $109)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   182            106            19            126
---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              182            106            19             126
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           182            106            19             126
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       184,766        106,392        17,647         118,863
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.98           1.00          1.08            1.06
---------------------------------------------------------- -------------- -------------- ------------- ---------------

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2004
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                                                          T Rowe Price      T Rowe
                         Assets                            T Rowe Price   International   Price Ltd    T Rowe Price
                                                           Equity Income      Stock       Term Bond    Midcap Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
159,771 shares at net asset value of $22.34                        3,569             --            --             --
(cost $3,036)
---------------------------------------------------------- -------------- -------------- ------------- --------------
40,005 shares at net asset value of $13.44                            --            538            --             --
(cost $496)
---------------------------------------------------------- -------------- -------------- ------------- --------------
63,234 shares at net asset value of $4.98                             --             --           315             --
(cost $321)
---------------------------------------------------------- -------------- -------------- ------------- --------------
180,409 shares at net asset value of $23.55                           --             --            --          4,249
(cost $3,196)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 3,569            538           315          4,249
---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            3,569            538           315           4,249
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            244             21            --             177
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                     1,421            366            --           3,103
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   21              3            --             138
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1,883            148           315             831
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                        194,107         22,805            --         118,152
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   931,752        352,599            --       1,400,400
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                  890            193            --           6,151
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                     1,535,926        127,479       284,947         618,714
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.26           0.93            --            1.50
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.53           1.04            --            2.22
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                24.11          13.59            --           22.50
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.23           1.16          1.10            1.34
---------------------------------------------------------- -------------- -------------- ------------- ---------------

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2004
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                         Assets                                             AN Equity                    AN Money
                                                             AN Growth       Income      AN Balanced      Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
6,410,851 shares at net asset value of $1.54                       9,873             --            --             --
(cost $10,241)
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,770,207 shares at net asset value of $1.72                          --          6,485            --             --
(cost $6,091)
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,970,378 shares at net asset value of $1.45                          --             --         2,857             --
(cost $2,744)
---------------------------------------------------------- -------------- -------------- ------------- --------------
852,604 shares at net asset value of $1.00                            --             --            --            853
(cost $853)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 9,873          6,485         2,857            853
---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            9,873          6,485         2,857             853
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                          4,963          3,332         1,123              58
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                     4,582          2,415         1,180             251
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    7             16            29              14
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           321            722           525             530
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                      2,193,726      1,074,596       430,782          41,619
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                 4,353,097      1,595,968       878,632         231,727
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                4,093          8,051        16,405          13,038
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       322,204        652,303       454,136         529,079
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           2.26           3.10          2.61            1.38
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.05           1.51          1.34            1.08
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                 1.59           2.03          1.76            1.04
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.00           1.11          1.16            1.00
---------------------------------------------------------- -------------- -------------- ------------- ---------------

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2004
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                                                                              AN            AN
                         Assets                                              AN High      Small/Mid    International
                                                           AN Gov't Bond   Yield Bond        Cap           Stock
---------------------------------------------------------- -------------- -------------- ------------- --------------
769,377 shares at net asset value of $1.04                           800             --            --             --
(cost $837)
---------------------------------------------------------- -------------- -------------- ------------- --------------
231,102 shares at net asset value of $0.91                            --            210            --             --
(cost $204)
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,278,779 shares at net asset value of $0.26                          --             --         1,112             --
(cost $925)
---------------------------------------------------------- -------------- -------------- ------------- --------------
119,990 shares at net asset value of $0.75                            --             --            --             90
(cost $74)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   800            210         1,112             90
---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              800            210         1,112              90
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             66              3            74              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       291             27           835              50
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    6             --             1              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           437            180           202              40
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         58,537          2,403       285,111              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   236,378         22,242     3,226,722          64,862
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                4,420             --         2,532              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       393,104        150,128       238,792          33,551
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.13           1.31          0.26              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.23           1.22          0.26            0.78
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Flexible Premium Universal Life                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                 1.25             --          0.25              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.11           1.20          0.85            1.18
---------------------------------------------------------- -------------- -------------- ------------- ---------------

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                                                                            Alger
                       Operations                           Alger Small                    Income and
                                                                Cap       Alger Growth      Growth
---------------------------------------------------------- -------------- -------------- -------------
Investment income (loss)
----------------------------------------------------------
   Investment income distributions from underlying                --             --             1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (1)            (3)           (1)
----------------------------------------------------------
               Investment income (loss) - net                     (1)            (3)           --
---------------------------------------------------------- -------------- -------------- -------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual             --             --            --
   fund
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                14             (1)            1
---------------------------------------------------------- -------------- -------------- -------------
     Net realized gains (losses) on investments                   14             (1)            1
---------------------------------------------------------- -------------- -------------- -------------

----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          18             31            15
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- -------------
     Net gains (losses) on investments                            32             30            16
---------------------------------------------------------- -------------- -------------- -------------

----------------------------------------------------------
Net increase (decrease) in net assets resulting from              31             27            16
operations
========================================================== ============== ============== =============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                              Alger        Alger Mid       Alger
                                                                                          Leveraged
                                                             Balanced      Cap Growth      All Cap
---------------------------------------------------------- -------------- -------------- -------------
---------------------------------------------------------- -------------- -------------- -------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 5             --            --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (3)            (4)           (3)
----------------------------------------------------------
               Investment income (loss) - net                      2             (4)           (3)
---------------------------------------------------------- -------------- -------------- -------------

----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 4              7             9
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- -------------
     Net realized gains (losses) on investments                    4              7             9
---------------------------------------------------------- -------------- -------------- -------------

----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          14             79            28
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- -------------
     Net gains (losses) on investments                            18             86            37
---------------------------------------------------------- -------------- -------------- -------------

----------------------------------------------------------
Net increase (decrease) in net assets resulting from              20             82            34
operations
========================================================== ============== ============== =============

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                       Operations                            Federated      Federated     Federated      Federated
                                                              Capital      High Income      Growth
                                                              Income          Bond          Strat      Equity Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
   Investment income distributions from underlying                 1              8            --              1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --             --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --            (1)            --             (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      1              7            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --              1             3              1
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --              1             3              1
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
   Net change in unrealized appreciation or depreciation           1              3             9              9
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             1              4            12             10
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Net increase (decrease) in net assets resulting from               2             11            12             10
operations
========================================================== ============== ============== ============= ==============

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                           Growth and Inc   Equity Income     Growth      High Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 7             76            34             61
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       (1)           (29)          (53)            (4)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                 (10)           (23)          (94)            (3)
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            (1)            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                    (4)             24          (114)            54
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             18            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (4)             8          (203)            (9)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (4)            26          (203)            (9)
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          47            464           631             16
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            43            490           428              7
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Net increase (decrease) in net assets resulting from              39            514           314             61
operations
========================================================== ============== ============== ============= ==============

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                           Money Market     Overseas     Invest. Bond    Asset Mgr
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
   Investment income distributions from underlying                 9             20            19             42
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       (2)           (10)           (2)           (10)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  (5)            (9)           (3)            (6)
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      2              1            14             26
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            14             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --            (55)            3            (17)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --            (55)           17            (17)
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          --            263           (15)            59
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            --            208             2             42
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Net increase (decrease) in net assets resulting from               2            209            16             68
operations
========================================================== ============== ============== ============= ==============

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                       Operations                            Fidelity       Fidelity       Fidelity
                                                                                          Asset Mgr
                                                             Index 500     Contra Fund      Growth
---------------------------------------------------------- -------------- -------------- -------------
Investment income (loss)
----------------------------------------------------------
   Investment income distributions from underlying               224             28            30
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                      (71)           (29)           (5)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                (122)           (68)          (11)
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
----------------------------------------------------------
     Survivor Variable Universal Life                             (1)            (1)           --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- -------------
               Investment income (loss) - net                     30            (70)           14
---------------------------------------------------------- -------------- -------------- -------------

----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments               (10)            36           (22)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- -------------
     Net realized gains (losses) on investments                  (10)            36           (22)
---------------------------------------------------------- -------------- -------------- -------------

----------------------------------------------------------
   Net change in unrealized appreciation or depreciation       1,645          1,239            72
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- -------------
     Net gains (losses) on investments                         1,635          1,275            50
---------------------------------------------------------- -------------- -------------- -------------

----------------------------------------------------------
Net increase (decrease) in net assets resulting from           1,665          1,205            64
operations
========================================================== ============== ============== =============

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                       Operations                            Fidelity       Fidelity       Fidelity
                                                                           Growth Opp
                                                           Balanced Port      Port       Mid Cap Port
---------------------------------------------------------- -------------- -------------- -------------
Investment income (loss)
----------------------------------------------------------
   Investment income distributions from underlying                11             10            --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             (1)          (19)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  (6)           (23)         (103)
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --           (2)
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- -------------
               Investment income (loss) - net                      5            (14)         (124)
---------------------------------------------------------- -------------- -------------- -------------

----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 1            (25)          166
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- -------------
     Net realized gains (losses) on investments                    1            (25)          166
---------------------------------------------------------- -------------- -------------- -------------

----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          20            152         2,308
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- -------------
     Net gains (losses) on investments                            21            127         2,474
---------------------------------------------------------- -------------- -------------- -------------

----------------------------------------------------------
Net increase (decrease) in net assets resulting from              26            113         2,350
operations
========================================================== ============== ============== =============

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                       Operations                            Fidelity       Fidelity       Fidelity
                                                            Aggressive       Contra
                                                             Growth II       Fund II     Index 500 II
---------------------------------------------------------- -------------- -------------- -------------
Investment income (loss)
----------------------------------------------------------
   Investment income distributions from underlying                --              2            19
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (3)            (9)          (14)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- -------------
               Investment income (loss) - net                     (3)            (7)            5
---------------------------------------------------------- -------------- -------------- -------------

----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --              6             1
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- -------------
     Net realized gains (losses) on investments                   --              6             1
---------------------------------------------------------- -------------- -------------- -------------

----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          47            189           195
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- -------------
     Net gains (losses) on investments                            47            195           196
---------------------------------------------------------- -------------- -------------- -------------

----------------------------------------------------------
Net increase (decrease) in net assets resulting from              44            188           201
operations
========================================================== ============== ============== =============

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                       Operations                            Fidelity       Fidelity
                                                           Growth Opp II   Mid Cap II
---------------------------------------------------------- -------------- --------------
Investment income (loss)
----------------------------------------------------------
   Investment income distributions from underlying                 1             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (2)           (14)
----------------------------------------------------------

---------------------------------------------------------- -------------- --------------
               Investment income (loss) - net                     (1)           (14)
---------------------------------------------------------- -------------- --------------

----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --             11
----------------------------------------------------------

---------------------------------------------------------- -------------- --------------
     Net realized gains (losses) on investments                   --             11
---------------------------------------------------------- -------------- --------------

----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          20            515
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- --------------
     Net gains (losses) on investments                            20            526
---------------------------------------------------------- -------------- --------------

----------------------------------------------------------
Net increase (decrease) in net assets resulting from              19            512
operations
========================================================== ============== ==============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                       Operations                          AIM Dynamics        AIM           AIM         AIM Small
                                                                              Health
                                                                            Sciences      Technology    Co. Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
   Investment income distributions from underlying                --             --            --             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --             --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             (1)           (1)            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             (1)           (1)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 2              2             9              1
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    2              2             9              1
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
   Net change in unrealized appreciation or depreciation           5             14            (1)             7
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             7             16             8              8
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Net increase (decrease) in net assets resulting from               7             15             7              8
operations
========================================================== ============== ============== ============= ==============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                       Operations                               AIM            AIM         INVESCO          AIM
                                                                                                         Financial
                                                            Real Estate     Utilities      Telecom         Svcs.
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
   Investment income distributions from underlying                 3              2            --             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --             --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (2)            (1)           --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      1              1            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            6             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                11             --             2              1
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   17             --             2              1
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          60             18            (3)             3
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            77             18            (1)             4
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Net increase (decrease) in net assets resulting from              78             19            (1)             4
operations
========================================================== ============== ============== ============= ==============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                       Operations                          MFS Emerging    MFS Capital   MFS Research       MFS
                                                                                                         Investors
                                                              Growth         Opport                        Trust
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
   Investment income distributions from underlying                --             --            --              1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --             --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (1)            (1)           --             (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (1)            (1)           --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --              1             1             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --              1             1             --
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          19             10             2             12
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            19             11             3             12
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Net increase (decrease) in net assets resulting from              18             10             3             12
operations
========================================================== ============== ============== ============= ==============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                       Operations                          T Rowe Price   T Rowe Price      T Rowe     T Rowe Price
                                                                          International   Price Ltd
                                                           Equity Income      Stock       Term Bond    Midcap Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
   Investment income distributions from underlying                47              6             9             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       (2)            --            --             (1)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                 (15)           (4)            --            (33)
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             (1)
----------------------------------------------------------
     WealthQuest III Variable Universal Life                     (10)            (1)           (2)            (5)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     20              1             7            (40)
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           73             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                21             (2)           --             31
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   94             (2)           --             31
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         286             59            (6)           608
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           380             57            (6)           639
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Net increase (decrease) in net assets resulting from             400             58             1            599
operations
========================================================== ============== ============== ============= ==============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                       Operations                            AN Growth      AN Equity    AN Balanced     AN Money
                                                                             Income                       Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
   Investment income distributions from underlying               115            108            54              6
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                      (43)           (28)          (10)            (1)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                 (52)           (27)          (14)            (4)
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (2)            (3)           (3)            (3)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     18             50            27             (2)
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            32             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments               (60)            (9)            1             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                  (60)            (9)           33             --
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         627            444            72             --
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           567            435           105             --
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
Net increase (decrease) in net assets resulting from             585            485           132             (2)
operations
========================================================== ============== ============== ============= ==============

                               AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                                 STATEMENT OF OPERATIONS

                                              YEAR ENDED DECEMBER 31, 2004
                                                 (AMOUNTS IN THOUSANDS)
                                                 SEGREGATED SUBACCOUNTS

                          Operations                            AN Gov't Bond     AN High     AN Small/Mid        AN
                                                                                                             International
                                                                                Yield Bond         Cap          Stock
--------------------------------------------------------------- -------------- -------------- -------------- -------------
Investment income (loss)
---------------------------------------------------------------
   Investment income distributions from underlying mutual fund         21             11             --             1
---------------------------------------------------------------
   Mortality and expense charges
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                            (1)            --             (1)           --
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       (4)            --             (8)           --
---------------------------------------------------------------
     Flexible Premium Universal Life                                   --             --             --            --
---------------------------------------------------------------
     Survivor Variable Universal Life                                  --             --             --            --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                           (3)            (1)            (1)           --
---------------------------------------------------------------

--------------------------------------------------------------- -------------- -------------- -------------- -------------
                 Investment income (loss) - net                        13             10            (10)            1
--------------------------------------------------------------- -------------- -------------- -------------- -------------

---------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
---------------------------------------------------------------
   Realized gain distributions from underlying mutual fund             --             --             --            --
---------------------------------------------------------------

---------------------------------------------------------------
   Realized gains (losses) on sales of investments                     (5)             1              4             1
---------------------------------------------------------------

--------------------------------------------------------------- -------------- -------------- -------------- -------------
     Net realized gains (losses) on investments                        (5)             1              4             1
--------------------------------------------------------------- -------------- -------------- -------------- -------------

---------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of            (3)             5             96             9
   investments
---------------------------------------------------------------

--------------------------------------------------------------- -------------- -------------- -------------- -------------
     Net gains (losses) on investments                                 (8)             6            100            10
--------------------------------------------------------------- -------------- -------------- -------------- -------------

---------------------------------------------------------------
Net increase (decrease) in net assets resulting from                    5             16             90            11
operations
=============================================================== ============== ============== ============== =============

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Net Changes                          Alger Small   Alger Growth  Alger Income
                                                                 Cap                       and Growth
------------------------------------------------------------ ------------- ------------- --------------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                  (1)           (3)            --
------------------------------------------------------------
   Net realized gains (losses) on investments                      14            (1)             1
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                  18            31             15
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- --------------
Net increase (decrease) in net assets resulting from               31            27             16
operations
------------------------------------------------------------ ------------- ------------- --------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     Investrac Gold Variable Universal Life                        --            --             --
------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --            --             --
------------------------------------------------------------
     Flexible Premium Universal Life                               --            --             --
------------------------------------------------------------
     Survivor Variable  Universal Life                             --            --             --
------------------------------------------------------------
     WealthQuest III Variable Universal Life                      181           281            145
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     Investrac Gold Variable Universal Life                        --            --             --
------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --            --             --
------------------------------------------------------------
     Flexible Premium Universal Life                               --            --             --
------------------------------------------------------------
     Survivor Variable  Universal Life                             --            --             --
------------------------------------------------------------
     WealthQuest III Variable Universal Life                      (47)          (69)           (41)
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- --------------
Increase (decrease) in net assets from                            134           212            104
policy transactions
------------------------------------------------------------ ------------- ------------- --------------

------------------------------------------------------------
Increase (decrease) in net assets                                 165           239            120
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                                93           316            144
------------------------------------------------------------ ------------- ------------- --------------

------------------------------------------------------------
Net assets at the end of year                                     258           555            264
============================================================ ============= ============= ==============

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                       Net Changes                             Alger        Alger Mid       Alger
                                                                                          Leveraged
                                                              Balanced     Cap Growth      All Cap
----------------------------------------------------------- ------------- -------------- -------------
Operations
-----------------------------------------------------------
   Investment income (loss) - net                                  2             (4)           (3)
-----------------------------------------------------------
   Net realized gains (losses) on investments                      4              7             9
-----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 14             79            28
-----------------------------------------------------------

----------------------------------------------------------- ------------- -------------- -------------
Net increase (decrease) in net assets resulting from              20             82            34
operations
----------------------------------------------------------- ------------- -------------- -------------

-----------------------------------------------------------
Policy transactions
-----------------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
-----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
-----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
-----------------------------------------------------------
     Survivor Variable  Universal Life                            --             --            --
-----------------------------------------------------------
     WealthQuest III Variable Universal Life                     280            390           303
-----------------------------------------------------------

-----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
-----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
-----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
-----------------------------------------------------------
     Survivor Variable  Universal Life                            --             --            --
-----------------------------------------------------------
     WealthQuest III Variable Universal Life                     (52)           (90)          (84)
-----------------------------------------------------------

----------------------------------------------------------- ------------- -------------- -------------
Increase (decrease) in net assets from                           228            300           219
policy transactions
----------------------------------------------------------- ------------- -------------- -------------

-----------------------------------------------------------
Increase (decrease) in net assets                                248            382           253
-----------------------------------------------------------

-----------------------------------------------------------
Net assets at the beginning of year                              261            383           267
----------------------------------------------------------- ------------- -------------- -------------

-----------------------------------------------------------
Net assets at the end of year                                    509            765           520
=========================================================== ============= ============== =============

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                       Net Changes                           Federated      Federated     Federated      Federated
                                                              Capital      High Income      Growth         Equity
                                                              Income          Bond          Strat          Income
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Operations
----------------------------------------------------------
   Investment income (loss) - net                                  1              7            --              --
----------------------------------------------------------
   Net realized gains (losses) on investments                     --              1             3               1
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                  1              3             9               9
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net increase (decrease) in net assets resulting from               2             11            12              10
operations
---------------------------------------------------------- -------------- -------------- ------------- ---------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --              --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --              --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --              --
----------------------------------------------------------
     Survivor Variable  Universal Life                            --             --            --              --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      13             25            55              33
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --              --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --              --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --              --
----------------------------------------------------------
     Survivor Variable  Universal Life                            --             --            --              --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (4)           (16)          (15)             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Increase (decrease) in net assets from                             9              9            40              33
policy transactions
---------------------------------------------------------- -------------- -------------- ------------- ---------------

----------------------------------------------------------
Increase (decrease) in net assets                                 11             20            52              43
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                               18            104            45              64
---------------------------------------------------------- -------------- -------------- ------------- ---------------

----------------------------------------------------------
Net assets at the end of year                                     29            124            97             107
========================================================== ============== ============== ============= ===============

________________________________________________________________________________________________________

                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                          STATEMENT OF CHANGES IN NET ASSETS

                                             YEAR ENDED DECEMBER 31, 2004
                                                (AMOUNTS IN THOUSANDS)
                                                SEGREGATED SUBACCOUNTS

                         Net Changes                             Fidelity      Fidelity       Fidelity      Fidelity
                                                                 Growth and
                                                                    Inc      Equity Income     Growth      High Income
--------------------------------------------------------------- ------------ -------------- -------------- ------------
Operations
---------------------------------------------------------------
   Investment income (loss) - net                                    (4)            24           (114)          54
---------------------------------------------------------------
   Net realized gains (losses) on investments                        (4)            26           (203)          (9)
---------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       47            464            631           16
---------------------------------------------------------------

--------------------------------------------------------------- ------------ -------------- -------------- ------------
Net increase (decrease) in net assets resulting from                 39            514            314           61
operations
--------------------------------------------------------------- ------------ -------------- -------------- ------------

---------------------------------------------------------------
Policy transactions
---------------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                          13            459          1,023           62
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    158            306          1,607           45
---------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --             --           --
---------------------------------------------------------------
     Survivor Variable  Universal Life                               --             29             34           --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --             --             --           --
---------------------------------------------------------------

---------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                         (37)          (609)        (1,114)        (111)
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    (96)          (219)          (969)         (38)
---------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --             --           --
---------------------------------------------------------------
     Survivor Variable  Universal Life                               --              1             (7)          --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --             --             --           --
---------------------------------------------------------------

--------------------------------------------------------------- ------------ -------------- -------------- ------------
Increase (decrease) in net assets from                               38            (33)           574          (42)
policy transactions
--------------------------------------------------------------- ------------ -------------- -------------- ------------

---------------------------------------------------------------
Increase (decrease) in net assets                                    77            481            888           19
---------------------------------------------------------------

---------------------------------------------------------------
Net assets at the beginning of year                                 838          5,020         13,230          737
--------------------------------------------------------------- ------------ -------------- -------------- ------------

---------------------------------------------------------------
Net assets at the end of year                                       915          5,501         14,118          756
=============================================================== ============ ============== ============== ============

________________________________________________________________________________________________________

                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                          STATEMENT OF CHANGES IN NET ASSETS

                                             YEAR ENDED DECEMBER 31, 2004
                                                (AMOUNTS IN THOUSANDS)
                                                SEGREGATED SUBACCOUNTS

                       Net Changes                           Fidelity      Fidelity       Fidelity     Fidelity Asset
                                                           Money Market    Overseas     Invest. Bond        Mgr
---------------------------------------------------------- ------------- -------------- ------------- -----------------
Operations
----------------------------------------------------------
   Investment income (loss) - net                                 2              1            14                26
----------------------------------------------------------
   Net realized gains (losses) on investments                    --            (55)           17               (17)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                --            263           (15)               59
----------------------------------------------------------

---------------------------------------------------------- ------------- -------------- ------------- -----------------
Net increase (decrease) in net assets resulting from              2            209            16                68
operations
---------------------------------------------------------- ------------- -------------- ------------- -----------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     Investrac Gold Variable Universal Life                      36            150            31               131
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                 46            140            57                69
----------------------------------------------------------
     Flexible Premium Universal Life                             --             --            --                --
----------------------------------------------------------
     Survivor Variable  Universal Life                            2             16            --                --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                     --             --            --                --
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     Investrac Gold Variable Universal Life                     (84)          (124)          (37)             (162)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                (86)           (76)          (50)              (65)
----------------------------------------------------------
     Flexible Premium Universal Life                             --             --            --                --
----------------------------------------------------------
     Survivor Variable  Universal Life                           (6)            (2)           (1)               --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                     --             --            --                --
----------------------------------------------------------

---------------------------------------------------------- ------------- -------------- ------------- -----------------
Increase (decrease) in net assets from                          (92)           104            --               (27)
policy transactions
---------------------------------------------------------- ------------- -------------- ------------- -----------------

----------------------------------------------------------
Increase (decrease) in net assets                               (90)           313            16                41
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                             806          1,672           479             1,562
---------------------------------------------------------- ------------- -------------- ------------- -----------------

----------------------------------------------------------
Net assets at the end of year                                   716          1,985           495             1,603
========================================================== ============= ============== ============= =================

                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                          STATEMENT OF CHANGES IN NET ASSETS

                                             YEAR ENDED DECEMBER 31, 2004
                                                (AMOUNTS IN THOUSANDS)
                                                SEGREGATED SUBACCOUNTS

                         Net Changes                              Fidelity      Fidelity       Fidelity
                                                                                               Asset Mgr
                                                                 Index 500     Contra Fund      Growth
--------------------------------------------------------------- ------------- -------------- --------------
Operations
---------------------------------------------------------------
   Investment income (loss) - net                                     30            (70)            14
---------------------------------------------------------------
   Net realized gains (losses) on investments                        (10)            36            (22)
---------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                     1,645          1,239             72
---------------------------------------------------------------

--------------------------------------------------------------- ------------- -------------- --------------
Net increase (decrease) in net assets resulting from               1,665          1,205             64
operations
--------------------------------------------------------------- ------------- -------------- --------------

---------------------------------------------------------------
Policy transactions
---------------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                        1,421            548            110
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   1,884            933            152
---------------------------------------------------------------
     Flexible Premium Universal Life                                  --             --             --
---------------------------------------------------------------
     Survivor Variable  Universal Life                                39             28              1
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --             --             --
---------------------------------------------------------------

---------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                       (1,480)          (531)          (165)
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                  (1,074)          (405)           (70)
---------------------------------------------------------------
     Flexible Premium Universal Life                                  --             --             --
---------------------------------------------------------------
     Survivor Variable  Universal Life                               (16)            (5)            --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --             --             --
---------------------------------------------------------------

--------------------------------------------------------------- ------------- -------------- --------------
Increase (decrease) in net assets from                               774            568             28
policy transactions
--------------------------------------------------------------- ------------- -------------- --------------

---------------------------------------------------------------
Increase (decrease) in net assets                                  2,439          1,773             92
---------------------------------------------------------------

---------------------------------------------------------------
Net assets at the beginning of year                               17,002          8,087          1,304
--------------------------------------------------------------- ------------- -------------- --------------

---------------------------------------------------------------
Net assets at the end of year                                     19,441          9,860          1,396
=============================================================== ============= ============== ==============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                         Net Changes                             Fidelity      Fidelity       Fidelity
                                                                 Balanced     Growth Opp
                                                                   Port          Port       Mid Cap Port
-------------------------------------------------------------- ------------- -------------- -------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                     5            (14)         (124)
--------------------------------------------------------------
   Net realized gains (losses) on investments                         1            (25)          166
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       20            152         2,308
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- -------------
Net increase (decrease) in net assets resulting from                 26            113         2,350
operations
-------------------------------------------------------------- ------------- -------------- -------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          10             13           246
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    111            317         1,434
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                1              5            66
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --             --            --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           1            (11)         (228)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    (55)          (276)         (503)
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               (2)            (2)          (26)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --             --            --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- -------------
Increase (decrease) in net assets from                               66             46           989
policy transactions
-------------------------------------------------------------- ------------- -------------- -------------

--------------------------------------------------------------
Increase (decrease) in net assets                                    92            159         3,339
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 513          1,876         9,394
-------------------------------------------------------------- ------------- -------------- -------------

--------------------------------------------------------------
Net assets at the end of year                                       605          2,035        12,733
============================================================== ============= ============== =============

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                         Net Changes                             Fidelity      Fidelity      Fidelity
                                                                Aggressive      Contra
                                                                Growth II      Fund II     Index 500 II
-------------------------------------------------------------- ------------- ------------- --------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                    (3)           (7)             5
--------------------------------------------------------------
   Net realized gains (losses) on investments                        --             6              1
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       47           189            195
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- --------------
Net increase (decrease) in net assets resulting from                 44           188            201
operations
-------------------------------------------------------------- ------------- ------------- --------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --            --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --            --             --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --            --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        277           751          1,095
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --            --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --            --             --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --            --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (90)         (122)          (278)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- --------------
Increase (decrease) in net assets from                              187           629            817
policy transactions
-------------------------------------------------------------- ------------- ------------- --------------

--------------------------------------------------------------
Increase (decrease) in net assets                                   231           817          1,018
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 347           888          1,470
-------------------------------------------------------------- ------------- ------------- --------------

--------------------------------------------------------------
Net assets at the end of year                                       578         1,705          2,488
============================================================== ============= ============= ==============

                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                          STATEMENT OF CHANGES IN NET ASSETS

                                             YEAR ENDED DECEMBER 31, 2004
                                                (AMOUNTS IN THOUSANDS)
                                                SEGREGATED SUBACCOUNTS

                          Net Changes                              Fidelity      Fidelity
                                                                  Growth Opp
                                                                      II        Mid Cap II
---------------------------------------------------------------- ------------- --------------
Operations
----------------------------------------------------------------
   Investment income (loss) - net                                      (1)           (14)
----------------------------------------------------------------
   Net realized gains (losses) on investments                          --             11
----------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                         20            515
----------------------------------------------------------------

---------------------------------------------------------------- ------------- --------------
Net increase (decrease) in net assets resulting from operations        19            512
---------------------------------------------------------------- ------------- --------------

----------------------------------------------------------------
Policy transactions
----------------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------------
     Investrac Gold Variable Universal Life                            --             --
----------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       --             --
----------------------------------------------------------------
     Flexible Premium Universal Life                                   --             --
----------------------------------------------------------------
     Survivor Variable  Universal Life                                 --             --
----------------------------------------------------------------
     WealthQuest III Variable Universal Life                          165          1,346
----------------------------------------------------------------

----------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------------
     Investrac Gold Variable Universal Life                            --             --
----------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       --             --
----------------------------------------------------------------
     Flexible Premium Universal Life                                   --             --
----------------------------------------------------------------
     Survivor Variable  Universal Life                                 --             --
----------------------------------------------------------------
     WealthQuest III Variable Universal Life                          (59)          (163)
----------------------------------------------------------------

---------------------------------------------------------------- ------------- --------------
Increase (decrease) in net assets from                                106          1,183
policy transactions
---------------------------------------------------------------- ------------- --------------

----------------------------------------------------------------
Increase (decrease) in net assets                                     125          1,695
----------------------------------------------------------------

----------------------------------------------------------------
Net assets at the beginning of year                                   207          1,353
---------------------------------------------------------------- ------------- --------------

----------------------------------------------------------------
Net assets at the end of year                                         332          3,048
================================================================ ============= ==============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                         Net Changes                               AIM           AIM            AIM        AIM Small
                                                                                Health
                                                                Dynamics      Sciences      Technology    Co. Growth
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                   --             (1)            (1)          --
--------------------------------------------------------------
   Net realized gains (losses) on investments                        2              2              9            1
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       5             14             (1)           7
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
Net increase (decrease) in net assets resulting from                 7             15              7            8
operations
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --             --           --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --             --           --
--------------------------------------------------------------
     Flexible Premium Universal Life                                --             --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --             --           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        25            116             82           36
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --             --           --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --             --           --
--------------------------------------------------------------
     Flexible Premium Universal Life                                --             --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --             --           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (13)           (50)           (14)          (5)
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
Increase (decrease) in net assets from                              12             66             68           31
policy transactions
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
Increase (decrease) in net assets                                   19             81             75           39
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 40            154             96           27
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       59            235            171           66
============================================================== ============ ============== ============== ============

                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                          STATEMENT OF CHANGES IN NET ASSETS

                                             YEAR ENDED DECEMBER 31, 2004
                                                (AMOUNTS IN THOUSANDS)
                                                SEGREGATED SUBACCOUNTS

                         Net Changes                              AIM Real         AIM         INVESCO         AIM
                                                                                                            Financial
                                                                   Estate       Utilities      Telecom        Svcs.
--------------------------------------------------------------- ------------- -------------- ------------- ------------
Operations
---------------------------------------------------------------
   Investment income (loss) - net                                      1              1            --           --
---------------------------------------------------------------
   Net realized gains (losses) on investments                         17             --             2            1
---------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                        60             18            (3)           3
---------------------------------------------------------------

--------------------------------------------------------------- ------------- -------------- ------------- ------------
Net increase (decrease) in net assets resulting from                  78             19            (1)           4
operations
--------------------------------------------------------------- ------------- -------------- ------------- ------------

---------------------------------------------------------------
Policy transactions
---------------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --             --            --           --
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --             --            --           --
---------------------------------------------------------------
     Flexible Premium Universal Life                                  --             --            --           --
---------------------------------------------------------------
     Survivor Variable  Universal Life                                --             --            --           --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                         167             27            13           23
---------------------------------------------------------------

---------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --             --            --           --
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --             --            --           --
---------------------------------------------------------------
     Flexible Premium Universal Life                                  --             --            --           --
---------------------------------------------------------------
     Survivor Variable  Universal Life                                --             --            --           --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                          34             14           (33)          (2)
---------------------------------------------------------------

--------------------------------------------------------------- ------------- -------------- ------------- ------------
Increase (decrease) in net assets from                               201             41           (20)          21
policy transactions
--------------------------------------------------------------- ------------- -------------- ------------- ------------

---------------------------------------------------------------
Increase (decrease) in net assets                                    279             60           (21)          25
---------------------------------------------------------------

---------------------------------------------------------------
Net assets at the beginning of year                                  125             67            21           30
--------------------------------------------------------------- ------------- -------------- ------------- ------------

---------------------------------------------------------------
Net assets at the end of year                                        404            127            --           55
=============================================================== ============= ============== ============= ============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                         Net Changes                               MFS       MFS Capital   MFS Research       MFS
                                                                Emerging                                   Investors
                                                                 Growth        Opport                        Trust
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                   (1)            (1)            --           --
--------------------------------------------------------------
   Net realized gains (losses) on investments                       --              1              1           --
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      19             10              2           12
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
Net increase (decrease) in net assets resulting from                18             10              3           12
operations
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --             --           --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --             --           --
--------------------------------------------------------------
     Flexible Premium Universal Life                                --             --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --             --           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        88             38              7           27
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --             --           --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --             --           --
--------------------------------------------------------------
     Flexible Premium Universal Life                                --             --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --             --           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (17)           (17)            (7)         (14)
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
Increase (decrease) in net assets from                              71             21             --           13
policy transactions
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
Increase (decrease) in net assets                                   89             31              3           25
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 93             75             16          101
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
Net assets at the end of year                                      182            106             19          126
============================================================== ============ ============== ============== ============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                         Net Changes                           T Rowe       T Rowe Price   T Rowe Price     T Rowe
                                                               Price                                         Price
                                                               Equity      International                    Midcap
                                                                 Income        Stock       Ltd Term Bond    Growth
-------------------------------------------------------------- ----------- --------------- -------------- ------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                  20               1              7          (40)
--------------------------------------------------------------
   Net realized gains (losses) on investments                      94              (2)            --           31
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                    286              59             (6)         608
--------------------------------------------------------------

-------------------------------------------------------------- ----------- --------------- -------------- ------------
Net increase (decrease) in net assets resulting from              400              58              1          599
operations
-------------------------------------------------------------- ----------- --------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                        39               7             --           29
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                  181              51             --          456
--------------------------------------------------------------
     Flexible Premium Universal Life                               --              --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              3               1             --           35
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                      731              55            116          314
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                      (105)            (14)            --          (25)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                  (24)            (26)            --         (244)
--------------------------------------------------------------
     Flexible Premium Universal Life                               --              --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                             (9)             --             --          (12)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                      (66)              6            (47)        (100)
--------------------------------------------------------------

-------------------------------------------------------------- ----------- --------------- -------------- ------------
Increase (decrease) in net assets from                            750              80             69          453
policy transactions
-------------------------------------------------------------- ----------- --------------- -------------- ------------

--------------------------------------------------------------
Increase (decrease) in net assets                               1,150             138             70        1,052
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                             2,419             400            245        3,197
-------------------------------------------------------------- ----------- --------------- -------------- ------------

--------------------------------------------------------------
Net assets at the end of year                                   3,569             538            315        4,249
============================================================== =========== =============== ============== ============

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                         Net Changes                            AN Growth      AN Equity    AN Balanced    AN Money
                                                                                Income                      Market
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                    18             50            27           (2)
--------------------------------------------------------------
   Net realized gains (losses) on investments                       (60)            (9)           33           --
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      627            444            72           --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
Net increase (decrease) in net assets resulting from                585            485           132           (2)
operations
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         845            418           127           13
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    912            441           189           35
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                2              4            21           14
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        161            351           246        1,041
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                        (904)          (392)         (205)         (19)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (557)          (252)          (94)         (95)
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              (11)            (1)            2          (13)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (75)           (38)          (54)        (901)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
Increase (decrease) in net assets from                              373            531           232           75
policy transactions
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
Increase (decrease) in net assets                                   958          1,016           364           73
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                               8,915          5,469         2,493          780
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
Net assets at the end of year                                     9,873          6,485         2,857          853
============================================================== ============= ============== ============= ============

________________________________________________________________________________________________________

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2004
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Net Changes                             AN Gov't      AN High         AN             AN
                                                                                          Small/Mid    International
                                                                  Bond      Yield Bond       Cap           Stock
------------------------------------------------------------- ------------- ------------ ------------- ---------------
Operations
-------------------------------------------------------------
   Investment income (loss) - net                                   13           10           (10)              1
-------------------------------------------------------------
   Net realized gains (losses) on investments                       (5)           1             4               1
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      (3)           5            96               9
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------ ------------- ---------------
Net increase (decrease) in net assets resulting from                 5           16            90              11
operations
------------------------------------------------------------- ------------- ------------ ------------- ---------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         19            1            15              --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    62            7           191               9
-------------------------------------------------------------
     Flexible Premium Universal Life                                --           --            --              --
-------------------------------------------------------------
     Survivor Variable  Universal Life                               2           --             1              --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       208           79           120              17
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                        (42)           2            (4)             --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (62)         (11)          (48)              8
-------------------------------------------------------------
     Flexible Premium Universal Life                                --           --            --              --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --           --            --              --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                      (109)           5           (30)             (3)
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------ ------------- ---------------
Increase (decrease) in net assets from                              78           83           245              31
policy transactions
------------------------------------------------------------- ------------- ------------ ------------- ---------------

-------------------------------------------------------------
Increase (decrease) in net assets                                   83           99           335              42
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                                717          111           777              48
------------------------------------------------------------- ------------- ------------ ------------- ---------------

-------------------------------------------------------------
Net assets at the end of year                                      800          210         1,112              90
============================================================= ============= ============ ============= ===============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2003
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Net Changes                           Alger Small   Alger Growth  Alger Income
                                                                  Cap                       and Growth
------------------------------------------------------------- ------------- ------------- --------------
Operations
-------------------------------------------------------------
   Investment income (loss) - net                                   --            (1)            (1)
-------------------------------------------------------------
   Net realized gains (losses) on investments                        1            (1)            (1)
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      18            59             26
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------- --------------
Net increase (decrease) in net assets resulting from                19            57             24
operations
------------------------------------------------------------- ------------- ------------- --------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --            --             --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --            --             --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --            --             --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --            --             --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        60           183             80
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --            --             --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --            --             --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --            --             --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --            --             --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (7)          (25)            (1)
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------- --------------
Increase (decrease) in net assets from                              53           158             79
policy transactions
------------------------------------------------------------- ------------- ------------- --------------

-------------------------------------------------------------
Increase (decrease) in net assets                                   72           215            103
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                                 21           101             41
------------------------------------------------------------- ------------- ------------- --------------

-------------------------------------------------------------
Net assets at the end of year                                       93           316            144
============================================================= ============= ============= ==============

                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                          STATEMENT OF CHANGES IN NET ASSETS

                                             YEAR ENDED DECEMBER 31, 2003
                                                (AMOUNTS IN THOUSANDS)
                                                SEGREGATED SUBACCOUNTS

                         Net Changes                              Alger        Alger Mid       Alger
                                                                                             Leveraged
                                                                 Balanced     Cap Growth      All Cap
-------------------------------------------------------------- ------------- -------------- -------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                     2             (1)           (1)
--------------------------------------------------------------
   Net realized gains (losses) on investments                        (1)            (2)           (1)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       27             89            28
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- -------------
Net increase (decrease) in net assets resulting from                 28             86            26
operations
-------------------------------------------------------------- ------------- -------------- -------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --            --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        162            173           168
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --            --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (20)            --            38
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- -------------
Increase (decrease) in net assets from                              142            173           206
policy transactions
-------------------------------------------------------------- ------------- -------------- -------------

--------------------------------------------------------------
Increase (decrease) in net assets                                   170            259           232
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                  91            124            35
-------------------------------------------------------------- ------------- -------------- -------------

--------------------------------------------------------------
Net assets at the end of year                                       261            383           267
============================================================== ============= ============== =============

                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                          STATEMENT OF CHANGES IN NET ASSETS

                                             YEAR ENDED DECEMBER 31, 2003
                                                (AMOUNTS IN THOUSANDS)
                                                SEGREGATED SUBACCOUNTS

                         Net Changes                             Federated      Federated    Federated
                                                                                 Capital    High Income
                                                               International     Income         Bond
-------------------------------------------------------------- --------------- ------------ -------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                      --            1             3
--------------------------------------------------------------
   Net realized gains (losses) on investments                           1           --            --
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                         --            3            10
--------------------------------------------------------------

-------------------------------------------------------------- --------------- ------------ -------------
Net increase (decrease) in net assets resulting from                    1            4            13
operations
-------------------------------------------------------------- --------------- ------------ -------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                            --           --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       --           --            --
--------------------------------------------------------------
     Flexible Premium Universal Life                                   --           --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                 --           --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                            9           10            47
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                            --           --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       --           --            --
--------------------------------------------------------------
     Flexible Premium Universal Life                                   --           --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                 --           --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          (11)          (3)           (6)
--------------------------------------------------------------

-------------------------------------------------------------- --------------- ------------ -------------
Increase (decrease) in net assets from                                 (2)           7            41
policy transactions
-------------------------------------------------------------- --------------- ------------ -------------

--------------------------------------------------------------
Increase (decrease) in net assets                                      (1)          11            54
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                     1            7            50
-------------------------------------------------------------- --------------- ------------ -------------

--------------------------------------------------------------
Net assets at the end of year                                          --           18           104
============================================================== =============== ============ =============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2003
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Net Changes                            Federated      Federated
                                                                 Growth        Equity
                                                                Strat II      Income II
------------------------------------------------------------- ------------- --------------
Operations
-------------------------------------------------------------
   Investment income (loss) - net                                   --              1
-------------------------------------------------------------
   Net realized gains (losses) on investments                        1             --
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       9             11
-------------------------------------------------------------

------------------------------------------------------------- ------------- --------------
Net increase (decrease) in net assets resulting from                10             12
operations
------------------------------------------------------------- ------------- --------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --             --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        25             31
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --             --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (6)            (3)
-------------------------------------------------------------

------------------------------------------------------------- ------------- --------------
Increase (decrease) in net assets from                              19             28
policy transactions
------------------------------------------------------------- ------------- --------------

-------------------------------------------------------------
Increase (decrease) in net assets                                   29             40
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                                 16             24
------------------------------------------------------------- ------------- --------------

-------------------------------------------------------------
Net assets at the end of year                                       45             64
============================================================= ============= ==============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2003
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                         Net Changes                            Fidelity      Fidelity       Fidelity      Fidelity
                                                                Growth and
                                                                 Income     Equity Income     Growth     High Income
-------------------------------------------------------------- ------------ -------------- ------------- -------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                   (1)            30           (91)           37
--------------------------------------------------------------
   Net realized gains (losses) on investments                      (11)           (55)         (293)           (7)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                     153          1,137         3,434           116
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- ------------- -------------
Net increase (decrease) in net assets resulting from               141          1,112         3,050           146
operations
-------------------------------------------------------------- ------------ -------------- ------------- -------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         14            462         1,074            59
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   178            352         1,767            49
--------------------------------------------------------------
     Flexible Premium Universal Life
--------------------------------------------------------------
     Survivor Variable  Universal Life                              --              7            20            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         29           (468)       (1,050)          (50)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (96)          (153)         (817)          (11)
--------------------------------------------------------------
     Flexible Premium Universal Life
--------------------------------------------------------------
     Survivor Variable  Universal Life                             (12)            (1)          (21)           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- ------------- -------------
Increase (decrease) in net assets from                             113            199           973            47
policy transactions
-------------------------------------------------------------- ------------ -------------- ------------- -------------

--------------------------------------------------------------
Increase (decrease) in net assets                                  254          1,311         4,023           193
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                584          3,709         9,207           544
-------------------------------------------------------------- ------------ -------------- ------------- -------------

--------------------------------------------------------------
Net assets at the end of year                                      838          5,020        13,230           737
============================================================== ============ ============== ============= =============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2003
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                         Net Changes                             Fidelity      Fidelity      Fidelity      Fidelity
                                                               Money Market    Overseas    Invest. Bond    Asset Mgr
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                    --            (3)            17           35
--------------------------------------------------------------
   Net realized gains (losses) on investments                        --          (289)            21          (21)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       --           782            (16)         207
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from                 --           490             22          221
operations
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          45           157             33          136
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     62           130             76           80
--------------------------------------------------------------
     Flexible Premium Universal Life
--------------------------------------------------------------
     Survivor Variable  Universal Life                                2             7              2           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                        (107)         (137)           (33)        (133)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    (49)          (77)          (129)         (43)
--------------------------------------------------------------
     Flexible Premium Universal Life
--------------------------------------------------------------
     Survivor Variable  Universal Life                               (1)          (11)           (39)          --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                              (48)           69            (90)          40
policy transactions
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Increase (decrease) in net assets                                   (48)          559            (68)         261
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 854         1,113            547        1,301
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Net assets at the end of year                                       806         1,672            479        1,562
============================================================== ============= ============= ============== ============

                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                          STATEMENT OF CHANGES IN NET ASSETS

                                             YEAR ENDED DECEMBER 31, 2003
                                                (AMOUNTS IN THOUSANDS)
                                                SEGREGATED SUBACCOUNTS

                         Net Changes                             Fidelity      Fidelity       Fidelity
                                                                                             Asset Mgr
                                                                Index 500     Contra Fund      Growth
-------------------------------------------------------------- ------------- -------------- -------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                    48            (45)           18
--------------------------------------------------------------
   Net realized gains (losses) on investments                      (170)           (40)          (26)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                    3,652          1,764           235
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- -------------
Net increase (decrease) in net assets resulting from              3,530          1,679           227
operations
-------------------------------------------------------------- ------------- -------------- -------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                       1,490            604           121
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                  2,084            984           180
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               35             14             1
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --             --            --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                      (1,367)          (507)         (109)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                 (1,113)          (466)          (94)
--------------------------------------------------------------
     Flexible Premium Universal Life                                (21)           (13)           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              (55)            (5)           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --             --            --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- -------------
Increase (decrease) in net assets from                            1,053            611            99
policy transactions
-------------------------------------------------------------- ------------- -------------- -------------

--------------------------------------------------------------
Increase (decrease) in net assets                                 4,583          2,290           326
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                              12,419          5,797           978
-------------------------------------------------------------- ------------- -------------- -------------

--------------------------------------------------------------
Net assets at the end of year                                    17,002          8,087         1,304
============================================================== ============= ============== =============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2003
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                         Net Changes                             Fidelity      Fidelity      Fidelity
                                                                 Balanced     Growth Opp
                                                                   Port          Port      Mid Cap Port
-------------------------------------------------------------- ------------- ------------- --------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                     5            (8)           (56)
--------------------------------------------------------------
   Net realized gains (losses) on investments                        (1)          (46)             9
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       60           448          2,509
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- --------------
Net increase (decrease) in net assets resulting from                 64           394          2,462
operations
-------------------------------------------------------------- ------------- ------------- --------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           7            11            232
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    115           369          1,411
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                1             6             34
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --            --             --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --           (16)          (260)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    (43)         (200)          (564)
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            (9)            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               24            (1)            (6)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --            --             --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- --------------
Increase (decrease) in net assets from                              104           160            847
policy transactions
-------------------------------------------------------------- ------------- ------------- --------------

--------------------------------------------------------------
Increase (decrease) in net assets                                   168           554          3,309
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 345         1,322          6,085
-------------------------------------------------------------- ------------- ------------- --------------

--------------------------------------------------------------
Net assets at the end of year                                       513         1,876          9,394
============================================================== ============= ============= ==============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2003
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                         Net Changes                             Fidelity      Fidelity      Fidelity
                                                                Aggressive      Contra
                                                                Growth II      Fund II     Index 500 II
-------------------------------------------------------------- ------------- ------------- --------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                    (1)           (3)             1
--------------------------------------------------------------
   Net realized gains (losses) on investments                        (1)           --             (6)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       62           155            258
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- --------------
Net increase (decrease) in net assets resulting from                 60           152            253
operations
-------------------------------------------------------------- ------------- ------------- --------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --            --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --            --             --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --            --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        225           526            871
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --            --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --            --             --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --            --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (49)          (63)          (129)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- --------------
Increase (decrease) in net assets from                              176           463            742
policy transactions
-------------------------------------------------------------- ------------- ------------- --------------

--------------------------------------------------------------
Increase (decrease) in net assets                                   236           615            995
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 111           273            475
-------------------------------------------------------------- ------------- ------------- --------------

--------------------------------------------------------------
Net assets at the end of year                                       347           888          1,470
============================================================== ============= ============= ==============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2003
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                         Net Changes                              Fidelity      Fidelity
                                                                                Mid Cap
                                                               Growth Opp II       II
-------------------------------------------------------------- --------------- -----------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                      (1)         (5)
--------------------------------------------------------------
   Net realized gains (losses) on investments                          (1)         --
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                         37         309
--------------------------------------------------------------

-------------------------------------------------------------- --------------- -----------
Net increase (decrease) in net assets resulting from                   35         304
operations
-------------------------------------------------------------- --------------- -----------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                            --          --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       --          --
--------------------------------------------------------------
     Flexible Premium Universal Life                                   --          --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                 --          --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          140         740
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                            --          --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       --          --
--------------------------------------------------------------
     Flexible Premium Universal Life                                   --          --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                 --          --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          (39)       (141)
--------------------------------------------------------------

-------------------------------------------------------------- --------------- -----------
Increase (decrease) in net assets from                                101         599
policy transactions
-------------------------------------------------------------- --------------- -----------

--------------------------------------------------------------
Increase (decrease) in net assets                                     136         903
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                    71         450
-------------------------------------------------------------- --------------- -----------

--------------------------------------------------------------
Net assets at the end of year                                         207       1,353
============================================================== =============== ===========

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2003
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Net Changes                           AIM Dynamics   AIM Health        AIM           AIM
                                                                                                          Small Co.
                                                                              Sciences      Technology      Growth
------------------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-------------------------------------------------------------
   Investment income (loss) - net                                   --             (1)           --            --
-------------------------------------------------------------
   Net realized gains (losses) on investments                       --             (2)           (3)            1
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       6             29            25             4
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting from                 6             26            22             5
operations
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --            --            --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --            --            --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --             --            --            --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --            --            --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        32             90            46            19
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --            --            --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --            --            --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --             --            --            --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --            --            --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (2)           (22)           (1)           (4)
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                              30             68            45            15
policy transactions
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
Increase (decrease) in net assets                                   36             94            67            20
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                                  4             60            29             7
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
Net assets at the end of year                                       40            154            96            27
============================================================= ============= ============== ============= =============

                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                          STATEMENT OF CHANGES IN NET ASSETS

                                             YEAR ENDED DECEMBER 31, 2003
                                                (AMOUNTS IN THOUSANDS)
                                                SEGREGATED SUBACCOUNTS

                         Net Changes                               AIM            AIM         INVESCO          AIM
                                                                                                            Financial
                                                                Real Estate    Utilities      Telecom         Svcs.
-------------------------------------------------------------- ------------- -------------- ------------- --------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                     2              1            --             --
--------------------------------------------------------------
   Net realized gains (losses) on investments                         1             (1)           --             --
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       19              9             3              5
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- --------------
Net increase (decrease) in net assets resulting from                 22              9             3              5
operations
-------------------------------------------------------------- ------------- -------------- ------------- --------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --            --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --            --             --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --            --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         90             22            17             16
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --            --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --            --             --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --            --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         (7)            (7)           (4)            (3)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- --------------
Increase (decrease) in net assets from                               83             15            13             13
policy transactions
-------------------------------------------------------------- ------------- -------------- ------------- --------------

--------------------------------------------------------------
Increase (decrease) in net assets                                   105             24            16             18
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                  20             43             5             12
-------------------------------------------------------------- ------------- -------------- ------------- --------------

--------------------------------------------------------------
Net assets at the end of year                                       125             67            21             30
============================================================== ============= ============== ============= ==============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2003
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Net Changes                               MFS       MFS Capital   MFS Research       MFS
                                                                Emerging                                  Investors
                                                                 Growth        Opport                       Trust
------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
-------------------------------------------------------------
   Investment income (loss) - net                                   --            --             --           (1)
-------------------------------------------------------------
   Net realized gains (losses) on investments                       (1)           (1)            --           --
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      15            15              3           16
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from                14            14              3           15
operations
------------------------------------------------------------- ------------- ------------- -------------- ------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --            --             --           --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --            --             --           --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --            --             --           --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --            --             --           --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        47            38              6           35
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --            --             --           --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --            --             --           --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --            --             --           --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --            --             --           --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                         2           (12)            (3)          (8)
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                              49            26              3           27
policy transactions
------------------------------------------------------------- ------------- ------------- -------------- ------------

-------------------------------------------------------------
Increase (decrease) in net assets                                   63            40              6           42
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                                 30            35             10           59
------------------------------------------------------------- ------------- ------------- -------------- ------------

-------------------------------------------------------------
Net assets at the end of year                                       93            75             16          101
============================================================= ============= ============= ============== ============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2003
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Net Changes                              T Rowe     T Rowe Price      T Rowe        T Rowe
                                                                 Price                                      Price
                                                                 Equity     International   Price Ltd       Midcap
                                                                 Income         Stock       Term Bond       Growth
------------------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-------------------------------------------------------------
   Investment income (loss) - net                                   14              1             6           (29)
-------------------------------------------------------------
   Net realized gains (losses) on investments                      (11)            (2)           --            (8)
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                     429             86            --           827
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting from               432             85             6           790
operations
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         38              7            --            30
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   191             51            --           455
-------------------------------------------------------------
     Flexible Premium Universal Life                                --             --            --            --
-------------------------------------------------------------
     Survivor Variable  Universal Life                               3              1            --            28
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       539             36           155           267
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                        (52)            (7)           --            (9)
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (57)            (7)           --          (204)
-------------------------------------------------------------
     Flexible Premium Universal Life                               (14)            --            --            --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              (1)            --            --            (4)
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (94)            (5)          (51)          (64)
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                             553             76           104           499
policy transactions
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
Increase (decrease) in net assets                                  985            161           110         1,289
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                              1,434            239           135         1,908
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
Net assets at the end of year                                    2,419            400           245         3,197
============================================================= ============= ============== ============= =============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                         STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31, 2003
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                         Net Changes                            AN Growth     AN Equity     AN Balanced    AN Money
                                                                                Income                      Market
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                    (8)           25             27           (3)
--------------------------------------------------------------
   Net realized gains (losses) on investments                      (120)          (72)            (3)          --
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                    1,902         1,052            352           --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from              1,774         1,005            376           (3)
operations
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         894           388            135            7
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                  1,017           450            187           56
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               11             4             --           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        141           196            169          705
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                        (834)         (430)          (138)         (13)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (515)         (217)           (25)         (70)
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               (4)           (1)            (1)          (1)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (72)          (52)           (38)        (595)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                              638           338            289           89
policy transactions
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Increase (decrease) in net assets                                 2,412         1,343            665           86
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                               6,503         4,126          1,828          694
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Net assets at the end of year                                     8,915         5,469          2,493          780
============================================================== ============= ============= ============== ============

                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                          STATEMENT OF CHANGES IN NET ASSETS

                                             YEAR ENDED DECEMBER 31, 2003
                                                (AMOUNTS IN THOUSANDS)
                                                SEGREGATED SUBACCOUNTS

                         Net Changes                             AN Gov't      AN High     AN Small/Mid        AN
                                                                                                          International
                                                                   Bond       Yield Bond        Cap          Stock
-------------------------------------------------------------- ------------- ------------- -------------- -------------
Operations
--------------------------------------------------------------
   Investment income (loss) - net                                    12             6             (5)           --
--------------------------------------------------------------
   Net realized gains (losses) on investments                        20            (2)            (4)            1
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      (29)            6            267            10
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- -------------
Net increase (decrease) in net assets resulting from                  3            10            258            11
operations
-------------------------------------------------------------- ------------- ------------- -------------- -------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          21            --             10             1
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    114             8            185             9
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                3            --             --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        255            56             60            10
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           7            --              3            (2)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    (62)           (7)           (18)            1
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --            --             --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (73)            3             12             1
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- -------------
Increase (decrease) in net assets from                              265            60            252            20
policy transactions
-------------------------------------------------------------- ------------- ------------- -------------- -------------

--------------------------------------------------------------
Increase (decrease) in net assets                                   268            70            510            31
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 449            41            267            17
-------------------------------------------------------------- ------------- ------------- -------------- -------------

--------------------------------------------------------------
Net assets at the end of year                                       717           111            777            48
============================================================== ============= ============= ============== =============

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General...	American National Variable Life Separate Account (Separate Account) was established on July 30, 1987 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on February 20, 1991. The assets of the Separate Account are segregated from the Sponsor’s other assets and are used only to support variable life products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the various variable life insurance products. There are currently 53 subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger American Fund, American National Investment Accounts, Inc., Federated Insurance Series, Fidelity Variable Insurance Products, AIM Variable Insurance Funds, MFS Variable Insurance Trust, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. The American National Investment Accounts, Inc. funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor.

Basis of Presentation...	The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles.

Investments...Investments	in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes...	The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders’are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates...	The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

(2) SECURITY PURCHASES AND SALES

For the year ended December 31, 2004, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

                                                          Purchases                   Sales
---------------------------------------------------------------------------------------------------------------------------------------
Alger Small Capitalization                                    181                       47
Alger Growth                                                  281                       69
Alger Income & Growth                                     145                        41
Alger Balanced                                                280                       52
Alger MidCap Growth                                           390                       90
Alger Leveraged AllCap                                        303                       84
Federated Capital Income                                       13                        4
Federated High Income Bond                                     25                       16
Federated Mid Cap Growth Strategies                            55                       15
Federated Equity Income                                        33                        0
Fidelity Growth & Income                                  171                      133
Fidelity Equity Income                                        794                      827
Fidelity Growth                                             2,664                    2,090
Fidelity High Income                                          107                      149
Fidelity Money Market                                          84                      176
Fidelity Overseas                                             306                      202
Fidelity Investment Grade Bond                                 88                       88
Fidelity Asset Manager                                        200                      227
Fidelity Index 500                                          3,344                    2,570
Fidelity Contra Fund                                        1,509                      941
Fidelity Asset Manager: Growth                                263                      235
Fidelity Balanced                                             122                       56
Fidelity Growth Opportunities                                 335                      289
Fidelity MidCap                                             1,746                      757
Fidelity Aggressive Growth II                                 277                       90
Fidelity Contra Fund II                                       751                      122
Fidelity Index 500 II                                       1,095                      278
Fidelity Growth Opportunities II                              165                       59
Fidelity MidCap II                                          1,346                      163
AIM Dynamics                                                   25                       13
AIM Health Sciences                                           116                       50
AIM Technology                                                 82                       14
AIM Small Company Growth                                       36                        5
AIM Real Estate                                               167                     (34)
AIM Utilities                                                  27                     (14)
Invesco Telecommunications                                     13                       33
AIM Financial Services                                         23                        2
MFS Emerging Growth                                            88                       17
MFS Capital Opportunities                                      38                       17
MFS Research                                                    7                        7
MFS Investors Trust                                            27                       14
T. Rowe Price Equity Income                                  954                       204
T. Rowe Price International Stock                             114                       34
T. Rowe Price Limited-Term Bond                               116                       47
T. Rowe Price Mid-Cap Growth                                 834                       381
AN Growth                                                   1,920                    1,547
AN Equity Income                                            ,214                       683
AN Balanced                                                   583                      351
AN Money Market                                             1,103                    1,028
AN Government Bond                                            291                      213
AN High Yield Bond                                             87                        4
AN Small-Cap/Mid-Cap                                          327                       82
AN International Stock                                        26                       (5)
---------------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                 $    25,291              $    14,563

(3) POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges...	The mortality risk and expense risk charges are applied daily against the net assets representing equity of policyholders’ held in each subaccount. The annual effective rates for these charges have a maximum rate of:

         Investrac Gold Variable Universal Life                        0.90%
         Investrac Advantage Variable Universal Life                   1.25%
         Survivorship Advantage Variable Universal Life                0.90%
         Wealthquest III Variable Universal Life                       0.70%
Monthly Administrative Charges...	A Monthly charge to the accumulated value will be deducted equal to a monthly cost of insurance, including additional charges for riders if applicable, for the current policy month. Also, an expense charge varying by product is assessed as follows:

         Investrac Gold Variable Universal Life                        $2.50
         Investrac Advantage Variable Universal Life                   $7.50
         Survivorship Advantage Variable Universal Life                up to $5.00
         Wealthquest III Variable Universal Life                       none
Surrender Charge...	A surrender charge is imposed upon the surrender of variable life insurance contracts to compensate the Sponsor for sales and other marketing expenses. The amount of any surrender charge will depend on the number of years that have elapsed since the contract was issued. In addition, partial surrenders will be assessed a $25 fee. No surrender charge will be imposed on death benefits.

Transfer Charge...	After the first twelve transfers in any one policy year for transfers made among the subaccounts (after four for the Investrac Gold Variable Universal Life product), a $10 transfer charge is imposed.

Premium Charge... Premium loads vary by product as follows:

Investrac	Gold Variable Universal Life — a 4% sales charge plus a $2.00 transaction charge plus applicable premium tax up to 4%.

Investrac Advantage Variable Universal Life — no sales charges or loads Survivorship Advantage Variable Universal Life — up to a 3% sales charge Wealthquest III Variable Universal Life — up to a 6% sales charge

(4) FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable universal life products having unique combinations of features and fees that are charged against the policyholder’s account balance (see preceding note). Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return (all numbers are percentages):

                                    At December 31                                       For the year ended December 31,

                            Units           Unit Fair Value          Net Assets       Investment *       Expense Ratio **        Total Return***

                            (000s)        Lowest to Highest            (000s)         Income Ratio      Lowest to Highest      Lowest to Highest

Alger Small
Capitalization:
2004                        212               $1.22                    $258                      --                   0.70         15.76
2003                        88                 1.05                      93                      --                   0.70         41.35
2002                        29                 0.74                      21                      --                   0.70        -26.74
2001                        --                 1.02                      --                      --                   0.70          1.61

                                    At December 31                                        For the year ended December 31,

                            Units           Unit Fair Value          Net Assets       Investment *       Expense Ratio **        Total Return***

                            (000s)        Lowest to Highest            (000s)         Income Ratio      Lowest to Highest      Lowest to Highest

Alger Growth :
2004                           572              $0.97                  $555                      --                  0.70          4.76
2003                           341               0.93                   316                      --                  0.70         34.22
2002                           146               0.69                   101                    0.04                  0.70        -33.46
2001                             9               1.04                     9                      --                  0.70          3.80
Alger Income
& Growth:
2004                           273               0.97                   264                     0.48                 0.70          7.09
2003                           159               0.90                   144                     0.26                 0.70         28.94
2002                            58               0.70                    41                     0.57                 0.70        -31.58
2001                             3               1.02                     3                       --                 0.70          2.38
Alger Balanced:
2004                           465               1.09                   509                     1.38                 0.70          3.83
2003                           248               1.05                   261                     1.64                 0.70         18.20
2002                           102               0.89                    91                     0.97                 0.70        -12.90
2001                            --               1.02                    --                       --                 0.70          2.27
Alger MidCap
Growth:
2004                           634               1.21                   765                       --                 0.70         12.25
2003                           356               1.08                   383                       --                 0.70         46.76
2002                           169               0.73                   124                       --                 0.70        -30.03
2001                             9               1.05                    10                       --                 0.70          4.75
Alger Leveraged
AllCap:
2004                           531               0.98                   520                       --                 0.70          7.43
2003                           293               0.91                   267                       --                 0.70         33.79
2002                            51               0.68                    35                       --                 0.70        -34.37
2001                             6               1.04                     6                       --                 0.70          3.74
Federated Capital
Income:
2004                             31              0.93                    29                     3.86                 0.70          9.15
2003                             21              0.85                    18                     4.61                 0.70         19.83
2002                             10              0.71                     7                     1.18                 0.70        -24.48
2001                             --              0.94                    --                       --                 0.70         -5.78
Federated High
Income Bond:
2004                             95              1.31                    124                    6.73                 0.70          9.69
2003                             87              1.19                    104                    5.32                 0.70         21.36
2002                             51              0.98                     50                    4.52                 0.70          0.68
2001                              5              0.97                      5                      --                 0.70         -2.51
Federated Mid Cap
Growth Strategies:
2004                             83              1.17                     97                      --                 0.70          14.62
2003                             44              1.02                     45                      --                 0.70          40.17
2002                             22              0.73                     16                      --                 0.70         -26.86
2001                              4              1.00                      4                      --                 0.70          -0.12
Federated Equity
Income:
2004                             95              1.13                    107                    1.60                 0.70          12.05
2003                             63              1.01                     64                    1.35                 0.70          26.38
2002                             30              0.80                     24                    0.53                 0.70         -21.29
2001                              4              1.01                      4                      --                 0.70           1.23

                                    At December 31                                        For the year ended December 31,

                       Units           Unit Fair Value          Net Assets           Investment *       Expense Ratio **        Total Return***

                       (000s)        Lowest to Highest            (000s)             Income Ratio      Lowest to Highest      Lowest to Highest

Fidelity Growth
& Income:
2004                     824            $0.95 to 1.13              $915                  0.83             0.90 to 1.25          4.48 to 4.85
2003                     793             0.90 to 15.14              838                  1.07             0.90 to 1.25         22.24 to 22.67
2002                     659             0.74 to 12.34              584                  1.33             0.90 to 1.25        -17.64 to -17.35
2001                     592             0.89 to 14.94              640                  1.14             0.90 to 1.25         -9.90 to -9.55
Fidelity Equity
Income:
2004                   2,629             1.44 to 30.56            5,501                  1.45             0.90 to 1.25         10.14 to 10.53
2003                   2,634             1.31 to 27.65            5,020                  1.65             0.90 to 1.25         28.71 to 29.16
2002                   2,446             1.02 to 21.40            3,709                  1.72             0.90 to 1.25        -17.97 to -17.68
2001                   2,288             1.24 to 26.00            4,300                  3.42             0.90 to 1.25         -6.14 to -5.80
Fidelity Growth:
2004                   9,386             1.19 to 36.93           14,118                  0.25             0.90 to 1.25          2.09 to 2.45
2003                   8,871             1.16 to 36.05           13,230                  0.25             0.90 to 1.25         31.15 to 31.66
2002                   7,910             0.88 to 27.38            9,207                  0.23             0.90 to 1.25        -30.96 to -30.71
2001                   6,486             1.28 to 39.52           11,382                  1.97             0.90 to 1.25        -18.69 to -18.38
Fidelity High
Income:
2004                     618             0.99 to 1.43               756                  8.11             0.90 to 1.25          8.23 to 8.61
2003                     646             0.92 to 9.82               737                  6.83             0.90 to 1.25         25.69 to 26.15
2002                     593             0.73 to 1.04               544                 11.57             0.90 to 1.25          2.17 to 2.52
2001                     716             0.71 to 7.60               644                  8.91             0.90 to 1.25        -12.71 to -12.51
Fidelity Money
Market:
2004                     588             1.07 to 1.43               716                  1.18             0.90 to 1.25         -0.05 to 0.30
2003                     659             1.06 to 1.42               806                  0.98             0.90 to 1.25         -0.26 to 0.12
2002                     691             1.06 to 1.42               854                  1.55             0.90 to 1.25          0.44 to 0.78
2001                     674             1.05 to 1.41               851                  4.33             0.90 to 1.25          3.00 to 3.28
Fidelity Overseas:
2004                   1,367             1.22 to 21.71            1,985                  1.10             0.90 to 1.25         12.22 to 12.62
2003                   1,298             1.09 to 19.28            1,672                  0.74             0.90 to 1.25         41.03 to 42.05
2002                   1,209             0.77 to 13.57            1,113                  0.79             0.90 to 1.25        -21.26 to -20.21
2001                   1,096             0.98 to 17.18            1,287                  4.97             0.90 to 1.25        -22.20 to -21.87
Fidelity
Investment Bond:
2004                     312             1.38 to 16.99              495                  6.75             0.90 to 1.25          3.15 to 3.52
2003                     310             1.33 to 16.42              479                  6.04             0.90 to 1.25          4.10 to 4.26
2002                     353             1.28 to 15.75              547                  2.83             0.90 to 1.25          8.78 to 9.37
2001                     228             1.18 to 14.40              317                  3.18             0.90 to 1.25          7.10 to 7.50
Fidelity Asset
Manager:
2004                   1,031             1.19 to 1.81             1,603                  2.63             0.90 to 1.25          4.15 to 4.52
2003                   1,045             1.14 to 17.86            1,562                  3.43             0.90 to 1.25         16.32 to 16.92
2002                   1,009             0.98 to 15.27            1,301                  3.76             0.90 to 1.25         -9.70 to -9.54
2001                     943             1.09 to 16.89            1,371                  4.00             0.90 to 1.25         -5.28 to -4.94
Fidelity
Index 500:
2004                  11,884             1.23 to 155.67          19,441                  1.23             0.90 to 1.25          9.24 to 9.62
2003                  11,193             0.82 to 142.01          17,002                  1.36             0.90 to 1.25         26.81 to 27.26
2002                  10,173             0.64 to 111.59          12,419                  1.24             0.90 to 1.25        -23.21 to -22.94
2001                   8,649             0.84 to 144.82          14,187                  1.13             0.90 to 1.25        -13.19 to -12.88

                                    At December 31                                        For the year ended December 31,

                       Units           Unit Fair Value          Net Assets           Investment *       Expense Ratio **        Total Return***

                       (000s)        Lowest to Highest            (000s)             Income Ratio      Lowest to Highest      Lowest to Highest
Fidelity
Contra Fund:
2004                   4,967            $1.67 to 30.69           $9,860                  0.31             0.90 to 1.25         14.04 to 14.44
2003                   4,611             1.01 to 26.82            8,087                  0.42             0.90 to 1.25         26.87 to 27.31
2002                   4,164             0.80 to 21.06            5,797                  0.81             0.90 to 1.25        -10.47 to -10.15
2001                   3,542             0.89 to 23.45            5,620                  0.68             0.90 to 1.25        -13.46 to -13.02
Fidelity Asset
Manager: Growth:
2004                   1,053             1.16 to 15.72            1,396                  2.22             0.90 to 1.25          4.66 to 5.03
2003                   1,011             1.11 to 14.96            1,304                  2.67             0.90 to 1.25         21.93 to 22.23
2002                     916             0.91 to 12.24              978                  2.60             0.90 to 1.25        -16.56 to -16.28
2001                     768             1.09 to 14.62              998                  2.55             0.90 to 1.25         -8.63 to -8.21
Fidelity Balanced:
2004                     525             1.02 to 16.32              605                  1.94             0.90 to 1.25          4.16 to 4.52
2003                     459             0.98 to 15.61              513                  2.43             0.90 to 1.25         16.21 to 16.67
2002                     376             0.84 to 13.38              345                  2.71             0.90 to 1.25         -9.80 to -9.53
2001                     277             0.93 to 14.79              278                  2.57             0.90 to 1.25         -2.81 to -2.44
Fidelity Growth
Opportunities:
2004                   2,194             0.73 to 17.08            2,035                  0.51             0.90 to 1.25          5.86 to 6.23
2003                   2,144             0.67 to 16.08            1,876                  0.71             0.90 to 1.25         28.26 to 29.72
2002                   1,949             0.52 to 12.49            1,322                  0.97             0.90 to 1.25        -23.14 to -22.55
2001                   1,546             0.68 to 16.13            1,362                  0.31             0.90 to 1.25        -15.46 to -15.18
Fidelity MidCap:
2004                   4,922             2.52 to 29.33           12,733                    --             0.90 to 1.25         23.36 to 23.80
2003                   4,490             2.04 to 23.69            9,394                  0.37             0.90 to 1.25         36.91 to 37.40
2002                   3,987             1.49 to 17.25            6,085                  0.89             0.90 to 1.25        -10.91 to -10.62
2001                   3,166             1.67 to 19.30            5,416                    --             0.90 to 1.25         -4.02 to -3.68
Fidelity Aggressive
Growth II:
2004                     547                 1.06                  578                     --                 0.70                 9.19
2003                     359                 0.97                  347                     --                 0.70                29.38
2002                     148                 0.75                  111                     --                 0.70               -27.13
2001                       3                 1.03                    3                     --                 0.70                 2.65
Fidelity Contra
Fund II:
2004                   1,296                 1.32                1,705                   0.16                 0.70                14.35
2003                     772                 1.15                  888                   0.18                 0.70                27.30
2002                     302                 0.90                  273                   0.13                 0.70               -10.23
2001                      16                 1.01                   16                     --                 0.70                 0.67
Fidelity
Index 500 II:
2004                   2,286                 1.09                2,488                   0.96                 0.70                 9.57
2003                   1,480                 0.99                1,470                   0.83                 0.70                27.20
2002                     608                 0.78                  475                   0.31                 0.70               -22.99
2001                      39                 1.01                   40                     --                 0.70                 1.36
Fidelity Growth
Opportunities II:
2004                     309                 1.08                  332                   0.26                 0.70                 6.14
2003                     205                 1.01                  207                   0.30                 0.70                28.50
2002                      90                 0.79                   71                   0.19                 0.70               -22.55
2001                       7                 1.02                    7                     --                 0.70                 1.80

                                    At December 31                                        For the year ended December 31,

                       Units           Unit Fair Value          Net Assets           Investment *       Expense Ratio **        Total Return***

                       (000s)        Lowest to Highest            (000s)             Income Ratio      Lowest to Highest      Lowest to Highest
Fidelity
MidCap II:
2004                   1,927               $1.58                $3,048                     --                 0.70                23.78
2003                   1,059                1.28                 1,353                   0.16                 0.70                37.29
2002                     483                0.93                   450                   0.13                 0.70               -10.65
2001                      19                1.04                    20                     --                 0.70                 4.20
AIM Dynamics:
2004                      56                1.06                    59                     --                 0.70                12.55
2003                      43                0.94                    40                     --                 0.70                36.86
2002                       6                0.69                     4                     --                 0.70               -32.37
2001                       2                1.02                     2                     --                 0.70                 1.63

AIM Health Sciences:
2004                     227                1.04                   235                     --                 0.70                 6.82
2003                     158                0.97                   154                     --                 0.70                26.89
2002                      78                0.76                    60                     --                 0.70               -25.07
2001                       9                1.02                     9                   2.00                 0.70                 2.00
AIM Technology:
2004                     212                0.81                   171                     --                 0.70                 3.90
2003                     123                0.78                    96                     --                 0.70                44.28
2002                      54                0.54                    29                     --                 0.70               -47.22
2001                      10                1.02                    10                     --                 0.70                 1.89
AIM Small Company Growth:
2004                      62                1.06                    66                     --                 0.70                13.10
2003                      29                0.94                    27                     --                 0.70                32.50
2002                      10                0.71                     7                     --                 0.70               -31.60
2001                      --                1.04                    --                     --                 0.70                 3.71
AIM Real Estate:
2004                     202                2.00                   404                   2.90                 0.70                35.63
2003                      85                1.48                   125                   2.54                 0.70                37.85
2002                      19                1.07                    20                   2.08                 0.70                 5.63
2001                       1                1.02                     1                   6.11                 0.70                 1.50
AIM Utilities:
2004                     123                1.03                   127                   2.06                 0.70                22.69
2003                      79                0.84                    67                   1.29                 0.70                16.65
2002                      59                0.72                    43                   0.51                 0.70               -20.88
2001                      48                0.91                    44                   6.45                 0.70                -8.68
AIM Financial Services:
2004                      46                1.19                    55                   0.85                 0.70                 7.92
2003                      27                1.10                    30                   0.63                 0.70                28.68
2002                      14                0.86                    12                   0.83                 0.70               -15.49
2001                       7                1.01                     7                   1.99                 0.70                 1.49
MFS
Emerging Growth:
2004                     185                0.98                   182                     --                 0.70                12.17
2003                     106                0.88                    93                     --                 0.70                29.32
2002                      45                0.68                    30                     --                 0.70               -34.22
2001                       4                1.03                     5                     --                 0.70                 3.09
MFS Capital
Opportunities:
2004                     106                1.00                   106                   0.35                 0.70                11.68
2003                      84                0.89                    75                   0.22                 0.70                26.50
2002                      49                0.70                    35                   0.03                 0.70               -30.18
2001                       3                1.01                     3                     --                 0.70                 0.96

                                    At December 31                                        For the year ended December 31,

                       Units           Unit Fair Value          Net Assets           Investment *       Expense Ratio **        Total Return***

                       (000s)        Lowest to Highest            (000s)             Income Ratio      Lowest to Highest      Lowest to Highest

MFS Research:
2004                     18               $1.08                    $19                   0.96                0.70                 15.04
2003                     17                0.94                     16                   0.60                0.70                 23.84
2002                     13                0.76                     10                   0.25                0.70                -25.06
2001                      2                1.01                      2                     --                0.70                  1.25
MFS
Investors Trust:
2004                    119                1.06                    126                   0.70                0.70                 10.58
2003                    106                0.96                    101                   0.56                0.70                 21.30
2002                     75                0.79                     59                   0.47                0.70                -21.52
2001                     46                1.01                     47                     --                0.70                  0.77
T. Rowe Price
Equity Income:
2004                  2,663           1.23 to 24.11              3,569                   4.01            0.70 to 1.25             13.49 to 14.12
2003                  2,018           1.07 to 21.17              2,419                   1.67            0.70 to 1.25             23.86 to 24.63
2002                  1,455           0.86 to 17.02              1,434                   1.84            0.70 to 1.25            -14.19 to -13.73
2001                    933           1.00 to 19.77              1,103                   3.67            0.70 to 1.25             -0.02 to 0.42
T. Rowe Price
International Stock:
2004                    503           0.93 to 13.59                538                   1.18            0.70 to 1.25             12.36 to 12.98
2003                    427           0.83 to 12.05                400                   1.44            0.70 to 1.25             28.90 to 29.61
2002                    332           0.64 to 9.32                 239                   1.24            0.70 to 1.25            -19.29 to -18.86
2001                    238           0.79 to 11.51                210                   2.22            0.70 to 1.25            -23.17 to -2.46
T. Rowe Price
Limited-Term Bond:
2004                    285                1.10                    315                   3.27                0.70                  0.38
2003                    223                1.10                    245                   4.06                0.70                  3.21
2002                    126                1.06                    135                   4.31                0.70                  4.99
2001                     60                1.01                     61                   4.24                0.70                  1.39
T. Rowe Price
Mid-Cap Growth:
2004                  2,143          1.34 to 22.50               4,249                     --            0.70 to 1.25             16.87 to 17.51
2003                  1,852          1.14 to 19.18               3,197                     --            0.70 to 1.25             36.80 to 37.42
2002                  1,469          0.83 to 13.99               1,908                     --            0.70 to 1.25            -22.27 to -21.80
2001                  1,011          1.06 to 17.92               1,781                     --            0.70 to 1.25             -2.14 to 6.41
AN Growth:
2004                  6,873          1.00 to 2.26                9,873                   1.22            0.70 to 1.25              6.12 to 6.49
2003                  6,460          0.93 to 2.13                8,915                   0.89            0.70 to 1.25             25.56 to 26.19
2002                  5,750          0.74 to 1.69                6,503                   0.64            0.70 to 1.25            -28.53 to -28.12
2001                  4,878          1.03 to 2.35                8,162                   1.12            0.70 to 1.25            -17.15 to 2.88
AN Equity Income:
2004                  3,331          1.11 to 3.10                6,485                   1.80            0.70 to 1.25              7.95 to 8.55
2003                  2,885          1.02 to 2.86                5,469                   1.50            0.70 to 1.25             23.18 to 24.31
2002                  2,553          0.82 to 2.32                4,126                   1.62            0.70 to 1.25            -15.19 to -14.90
2001                  2,213          0.97 to 2.72                4,505                   3.82            0.70 to 1.25            -12.87 to -3.47
AN Balanced:
2004                  1,780          1.16 to 2.61                2,857                   3.22            0.70 to 1.25              4.71 to 5.29
2003                  1,552          1.10 to 2.48                2,493                   2.44            0.70 to 1.25             18.78 to 19.21
2002                  1,281          0.92 to 2.09                1,828                   4.25            0.70 to 1.25             -7.96 to -7.29
2001                  1,053          0.99 to 2.25                1,710                   3.31            0.70 to 1.25             -5.73 to -0.71

                                    At December 31                                        For the year ended December 31,

                       Units           Unit Fair Value          Net Assets           Investment *       Expense Ratio **        Total Return***

                       (000s)        Lowest to Highest            (000s)             Income Ratio      Lowest to Highest      Lowest to Highest

AN Money Market:
2004                    815           $1.00 to 1.38                $853                 0.77              0.70 to 1.25            -0.48 to 0.07
2003                    736            1.00 to 1.38                 780                 0.53              0.70 to 1.25            -0.52 to -0.11
2002                    644            1.01 to 1.39                 694                 1.04              0.70 to 1.25            -0.53 to 0.28
2001                    273            1.00 to 1.39                 303                 3.35              0.70 to 1.25             1.29 to 1.72
AN
Government Bond:
2004                    692            1.11 to 1.25                 800                 2.77              0.70 to 1.25             0.46 to 1.02
2003                    622            1.10 to 1.24                 717                 6.72              0.70 to 1.25             0.70 to 1.42
2002                    388            1.09 to 1.23                 449                 6.23              0.70 to 1.25             6.89 to 7.55
2001                    128            1.01 to 1.15                 136                 9.44                  1.25                 6.31
AN
High Yield Bond:
2004                    175            1.20 to 1.31                 210                 6.70              0.70 to 1.25            10.22 to 10.83
2003                    102            1.08 to 1.18                 111                 7.92              0.70 to 1.25            17.00 to 17.65
2002                     44            0.92 to 0.95                  41                11.06              0.70 to 1.25            -3.99 to 0.68
2001                     17            0.95 to 1.00                  17                23.39                  1.25                 1.92
AN
Small-Cap/Mid-Cap:
2004                  3,753            0.25 to 0.85               1,112                   --              0.70 to 1.25             6.97 to 7.58
2003                  2,939            0.23 to 0.79                 777                   --              0.70 to 1.25            82.30 to 83.33
2002                  1,964            0.13 to 0.43                 267                   --              0.70 to 1.25           -57.20 to -56.97
2001                    707            0.30 to 1.00                 219                   --              0.70 to 1.25           -55.10 to -0.23
AN
---------------------------------------------------------------------------------------------------------------------------------------
International Stock:
2004                    98             0.78 to 1.18                  90                 1.01              0.70 to 1.25            13.10 to 13.73
2003                    60             0.66 to 1.04                  48                 1.19              0.70 to 1.25            34.12 to 34.87
2002                    30             0.51 to 0.77                  17                 1.02              0.70 to 1.25           -20.04 to -19.63
2001                    12             0.61 to 0.96                   8                 1.28              0.70 to 1.25           -24.07 to -4.29

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

INDEPENDENT AUDITORS’ REPORT

TO THE STOCKHOLDERS AND BOARD
OF DIRECTORS OF

AMERICAN NATIONAL INSURANCE COMPANY:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (The Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholders’ equity, comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

March 11, 2005Houston,
Texas

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF INCOME (In thousands, except for per share data)
	2004	2003	2002

PREMIUMS AND OTHER REVENUE
Premiums
Life	$337,498	$336,747	$337,100
Annuity	35,429	24,520	10,948
Accident and health	350,939	405,039	408,430
Property and casualty	1,182,310	1,030,899	861,696
Other policy revenues	123,253	112,787	106,372
Net investment income	739,321	631,385	564,500
Realized gains (losses) on investments	54,404	32,866	(131,743)
Other income	56,182	54,473	63,263

Total revenues	2,879,336	2,628,716	2,220,566

BENEFITS AND EXPENSES
Death and other benefits:
Life	242,866	248,686	242,189
Annuity	92,340	57,224	53,688
Accident and health	253,877	288,902	305,532
Property and casualty	817,606	778,127	719,016
Increase (decrease) in liability for future policy benefits:
Life	33,867	31,693	31,132
Annuity	(32,617	(18,596)	(24,236)
Accident and health	(2,062)	3,088	9,069
Interest credited to policy account balances	296,319	257,510	166,515
Commissions for acquiring and servicing policies	450,451	489,839	343,096
Other operating costs and expenses	356,163	355,971	336,699
Taxes, licenses and fees	59,470	55,913	38,536
Decrease (increase) in deferred policy acquisition costs	(71,135)	(197,559)	(43,606)
Minority interest and participating policyholders share of operations	13,524	10,520	5,976

Total benefits and expenses	2,510,669	2,361,318	2,183,606

Income from operations before equity in earnings of unconsolidated affiliate
and federal income taxes	368,667	267,398	36,960
Equity inearnings (losses) of unconsolidated affiliates	6,339	4,327	(10,125)
Income from operations before federal income taxes	375,006	271,725	26,835
Provision (benefit) for federal income taxes:
Current	136,205	94,792	22,051
Deferred	(16,792)	(5,232)	(12,071)

Net income	$255,593	$18,216	$16,855

Net income per common share - basic	$9.65	$6.88	$0.64

Net income per common share - diluted	$9.63	$6.87	$0.64

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (In thousands)
	December 31, 2004	December 31, 2003

ASSETS
Investments, other than investments in unconsolidated affiliat
Debt securities:
Bonds held-to-maturity, at amortized cost	$7,770,976	$7,388,060
Bonds available-for-sale, at market	2,314,395	1,406,872
Marketable equity securities, at market:
Preferred stocks	42,464	49,612
Common stocks	1,052,436	1,020,993
Mortgage loans on real estate	1,139,014	955,360
Policy loans	335,865	332,743
Investment real estate, net of
accumulated depreciation of $143,112 and $131,371	562,370	569,692
Short-term investments	48,836	110,695
Other invested assets	99,011	128,249

Total investments	13,365,367	11,962,276

Cash	112,558	103,615
Investments in unconsolidated affiliates	69,319	77,106
Accrued investment income	182,825	168,131
Reinsurance ceded receivables	489,474	557,666
Prepaid reinsurance premiums	119,247	180,681
Premiums due and other receivables	250,886	257,028
Deferred policy acquisition costs	1,133,031	1,065,958
Property and equipment, net	88,087	79,013
Other assets	296,002	316,209
Separate account assets	464,031	372,551

Total assets	$16,570,827	$15,140,234

LIABILITIES
Policyholder funds
Future policy benefits:
Life	$2,281,050	$2,243,689
Annuity	388,783	244,927
Accident and health	115,771	117,413
Policy account balances	7,009,002	6,021,359
Policy and contract claims	1,305,218	1,320,772
Participating policyholder share	150,810	143,721
Other policyholder funds	960,941	969,689

Total policyholder liabilities	12,211,575	11,061,570

Current federal income taxes	(8,664)	(17,633)
Deferred federal income taxes	164,292	162,519
Notes payable	128,503	119,044
Other liabilities	319,262	322,613
Minority interests in subsidiaries	(3,930)	7,548
Separate account liabilities	464,031	372,551

Total liabilities	13,275,069	12,028,212

STOCKHOLDERS' EQUITY
Capital stock	30,832	30,832
Additional paid-in capital	9,974	7,841
Accumulated other comprehensive income	214,755	208,712
Retained earnings	3,149,156	2,972,498
Treasury stock, at cost	(100,683)	(99,097
Unamortized restricted stock	(8,276)	(8,764)

Total stockholders' equity	3,295,758	3,112,022

Total liabilities and stockholders' equity	$16,570,827	$15,140,234

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (In thousands, except for per share data)
	2004	2003	2002

Common Stock
Balance at beginning and end of year	$30,832	$30,832	$30,832

Additional Paid-In Capital
Balance at beginning of year	7,841	7,841	2,947
Issuance of treasury shares as restricted stock	2,133	—	4,894

Balance at end of year	9,974	7,841	7,841

Accumulated Other Comprehensive Income
Balance at beginning of year	208,712	74,668	75,940
Change in unrealized gains on marketable securities, net	6,612	133,500	(1,660)
Foreign exchange adjustments	(33)	(248)	(493)
Change in fair value of interest rate swap	—	1,221	3,087
Minimum pension liability adjustment	(536)	(429)	(2,206)

Balance at end of year	214,755	208,712	74,668

Retained Earnings
Balance at beginning of year	2,972,498	2,869,259	2,931,218
Net income	255,593	182,165	16,855
Cash dividends to common stockholders ($2.96, $2.96, $2.92 per share)	(78,848)	(78,839)	(78,726)
Cash dividends to minority stockholders of subsidiaries	(87)	(87)	(88)
Redemption premium on subsidiary preferred stock	—	—	—

Balance at end of year	3,149,156	2,972,498	2,869,259

Treasury Stock
Balance at beginning of year	(99,097)	(99,097)	(100,891)
Net issuance of restricted stock	(1,586)	—	1,794

Balance at end of year	(100,683)	(99,097)	(99,097)

Restricted Stock
Balance at beginning of year	(8,764)	(9,774)	(3,707)
Net issuance of restricted stock	(546)	—	(6,688)
Amortization of restrictions	1,034	1,010	621

Balance at end of year	(8,276)	(8,764)	(9,774)

Stockholders' Equity
Balance at end of year	$3,295,758	$3,112,022	$2,873,729

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (In thousands)
	2004	2003	2002

Net Income	$255,593	$182,165	$16,855

Other comprehensive income
Change in unrealized gains on marketable securities, net	6,612	133,500	(1,660)
Foreign exchange adjustments	(33)	(248)	(493)
Change in fair value of interest rate swap	—	1,221	3,087
Minimum pension liability adjustment	(536)	(429)	(2,206)

Total	6,043	134,044	(1,272)

Comprehensive income	$261,636	$316,209	$15,583

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS (In thousands)
	2004	2003	2002

OPERATING ACTIVITIES
Net income	$255,593	$182,165	$16,855
Adjustments to reconcile net income to net cash provided by operating activitie
Increase in liabilities for policyholders' funds	155,738	151,566	221,748
Decrease (increase) in reinsurance ceded receivable	68,192	88,577	(783)
Charges to policy account balances	(108,643)	(137,821)	(58,769)
Interest credited to policy account balances	296,319	257,510	166,515
Deferral of policy acquisition costs	(421,352)	(459,964)	(260,013)
Amortization of deferred policy acquisition costs	354,279	257,498	216,231
Deferred federal income tax benefit	(16,792)	(5,232)	(30,960)
Depreciation	34,969	25,842	26,621
Accrual and amortization of discounts and premiums	6,777	(6,177)	(15,233)
Loss (gain) from sale or disposal of investments, net	(54,404)	(35,375)	131,095
Equity in earnings of unconsolidated affiliates	(6,339)	(4,327)	(10,125)
Decrease (increase) in premiums receivable	6,142	6,472	(47,407)
Increase in accrued investment income	(14,694)	(32,163)	(10,216)
Capitalization of interest on policy and mortgage loans	6,594	(17,084)	(16,386)
Other changes, net	105,868	105,047	(17,229)

Net cash provided by operating activities	668,247	376,534	311,944

INVESTING ACTIVITIES
Proceeds from sale or maturity of investments:
Bonds	813,248	824,372	885,419
Stocks	229,203	263,032	99,960
Real estate	17,306	22,655	20,079
Other invested assets	144,424	64,157	34,332
Principal payments received on:
Mortgage loans	226,087	192,422	109,312
Policy loans	8,059	38,965	38,216
Purchases of investments:
Bonds	(2,074,345)	(3,619,592)	(1,463,876)
Stocks	(297,687)	(228,178)	(137,685)
Real estate	(11,788)	(186,280)	(17,790)
Mortgage loans	(360,958)	(168,941)	(112,954)
Policy loans	(19,254)	(28,706)	(26,199)
Other invested assets	(117,399)	(9,071)	(69,249)
Decrease (increase) in short-term investments, net	61,859	324,768	(179,987)
Decrease (increase) in investment in unconsolidated affiliates, net	7,787	(9,937)	(367)
Increase in property and equipment, net	(22,961)	(14,391)	(20,907)

Net cash used in investing activities	(1,396,419)	(2,534,725)	(841,696)

FINANCING ACTIVITIES
Policyholders' deposits to policy account balances	1,553,930	2,638,617	914,343
Policyholders' withdrawals from policy account balances	(747,339)	(315,515)	(292,979)
Increase (decrease) in notes payable	9,459	(182,896)	(315)
Dividends to stockholders	(78,935)	(78,926)	(78,814)

Net cash provided by financing activities	737,115	2,061,280	542,235

NET INCREASE (DECREASE) IN CASH	8,943	(96,911)	12,483
Cash:
Beginning of the year	103,615	200,526	188,043

End of the year	112,558	$103,615	$200,526

See accompanying notes to consolidated financial statements.

1.NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries (collectively “American National”) operate primarily in the insurance industry. Operating on a multiple line basis, American National offers a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (97%) of revenues is generated by the insurance business. Business is conducted in all states, as well as Puerto Rico, Guam and American Samoa. American National is also authorized to sell its products to American military personnel in Western Europe and, through subsidiaries, business is conducted in Mexico. Various distribution systems are utilized, including home service, multiple line ordinary, group brokerage, credit, independent third party marketing organizations and direct sales to the public.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

The consolidated financial statements include the accounts of American National Insurance Company and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of Generally Accepted Accounting Principles as defined in the United States of America (GAAP). GAAP for insurance companies differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 15.)

Certain reclassifications have been made to the 2003 and 2002 financial information to conform to the 2004 presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

ACCOUNTING CHANGES

Guarantees to others

In November of 2002, the FASB issued Interpretation No. 45, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, an interpretation of FASB Statements No. 5, 57 and 107 and a rescission of FASB Interpretation No. 34.” This Interpretation elaborates on the disclosures to be made by a guarantor in its interim and annual financial statements about its obligations under guarantees issued. The Interpretation also clarifies that a guarantor is required to recognize, at inception of a guarantee, a liability for the fair value of the obligation undertaken. The initial recognition and measurement provisions of the Interpretation are applicable to guarantees issued or modified after December 31, 2002, and have not had a material effect on American National’s financial statements.

Accounting and reporting for nontraditional insurance products

In July of 2003, the Accounting Standards Executive Committee issued Statement of Position (SOP) No. 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.” This SOP provides guidance for insurance companies in the accounting and reporting of interest sensitive insurance products and separate accounts. The new guidance is effective for financial statements for fiscal years beginning after December 15, 2003. American National adopted SOP 03-1 on January 1, 2004. The adoption of this statement did not have a material effect on American National’s financial statements.

Consolidation of variable interest entities

In December of 2003, the FASB issued Interpretation No. 46, “Consolidation of Variable Interest Entities.” This interpretation addresses how a business enterprise should evaluate whether it has a controlling financial interest in an entity through means other than voting rights and accordingly should consolidate the entity. American National determined that it has no significant variable interest entities to which this interpretation would apply.

Pension disclosures

FAS No. 132 (revised), “Employers’ Disclosures about Pensions and Other Postretirement Benefits” was issued in December of 2003. This statement revises employers’ disclosures about pension plans and other postretirement benefits, but does not change the measurement or recognition of those plans. The statement retains the existing disclosures and requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans. The new disclosure requirements are effective for financial statements for periods ending after December 15, 2003, and are included in the notes to these consolidated financial statements.

Additional disclosures on securities

At its meeting on November 12-13, 2003, the Emerging Issues Task Force of the FASB adopted new disclosure requirements regarding debt and marketable equity securities with unrealized losses that have not been recognized as other-than-temporary impairments. The new disclosures require tabular information as to the length of time securities have had unrealized losses, and a narrative description of why the company has not recorded an other-than-temporary impairment. These new disclosures are included in Note 3 to these consolidated financial statements.

Stock-based compensation

FAS No. 123 (revised), “Share-Based Payment” was issued in December of 2004. This statement revises the original requirements of FAS No. 123 “Accounting for Stock Based Compensation” to require the recognition of an expense for the cost of services received in exchange for the award of equity based instruments. The expense is to be recognized over the period during which the service must be provided in exchange for the award. This statement is effective as of the beginning of the first annual reporting period after June 15, 2005. American National adopted the expensing of share-based payments when the original FAS No. 123 was issued in 1995 and the adoption of the revision will not have a material impact on American National’s financial statements.

INVESTMENTS

Marketable securities

DEBT SECURITIES: Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National’s ability and intent to hold these securities until maturity. Bonds held as available-for-sale are carried at market.

PREFERRED STOCKS: All preferred stocks are classified as available-for-sale and are carried at market.

COMMON STOCKS: All common stocks are classified as available-for-sale and are carried at market.

UNREALIZED GAINS: For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders’ equity as a component of accumulated other comprehensive income.

IMPAIRMENTS: All marketable securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline, and the financial health of and specific prospects for the issuer. Losses that are determined to be other than temporary are recognized in current period income as a realized loss.

Mortgage loans

Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments. The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are those which, based on current information and events, it is probable that American National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.

Policy loans

Policy loans are carried at cost.

Investment real estate

Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National’s real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

Short-term investments

Short-term investments (primarily commercial paper) are carried at amortized cost.

Other invested assets

Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

Investment valuation allowances

Investment valuation allowances are established for impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

Derivative instruments and hedging activities

American National purchases derivative instruments only as hedges of the fair value of a recognized asset or liability. All derivatives are carried at fair value. The amount of derivatives at December 31, 2004 and 2003, were immaterial.

CASH AND CASH EQUIVALENTS

American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

INVESTMENTS IN UNCONSOLIDATED AFFILIATES

These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

PROPERTY AND EQUIPMENT

These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

FOREIGN CURRENCIES

Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

INSURANCE SPECIFIC ASSETS AND LIABILITIES

Deferred policy acquisition costs

Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders’ equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits

For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies’ experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

RECOGNITION OF PREMIUM REVENUE AND POLICY BENEFITS

Traditional ordinary life and health

Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities

Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

Universal life and single premium whole life

Revenues from universal life policies and single premium whole-life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty

Property/casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case-basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American National’s reserves have been appropriately calculated, based on available information as of December 31, 2004. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

PARTICIPATING INSURANCE POLICIES

A portion of the life insurance portfolio is written on a participating basis. Participating business comprised approximately 7.9% of the life insurance in force at December 31, 2004 and 11.7% of life premiums in 2004. Of the total participating business, 65.2% was written by Farm Family Life Insurance Company (Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders except for the stockholders’ share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force. Participating policyholders’ interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

FEDERAL INCOME TAXES

American National and its eligible subsidiaries will file a consolidated life/non-life federal income tax return for 2004. Certain subsidiaries which are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

STOCK-BASED COMPENSATION

American National uses the fair value method to account for stock-based compensation.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in these consolidated financial statements.

3.INVESTMENTS

The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are as shown in TABLE 1 (in thousands).

TABLE 1
December 31, 2004	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value

Debt securities
Bonds held-to-maturity:
U. S. Government and agencies	$242,260	$2,440	$(4,037)	$240,663
States, and political subdivisio	240,399	9,428	(786)	249,041
Foreign governments	11,727	89	—	11,816
Public utilities	772,998	32,791	(960)	804,829
All other corporate bonds	5,683,381	247,858	(31,666)	5,899,573
Mortgage-backed securities	820,211	9,002	(5,188)	824,025

Total bonds held-to-maturity	7,770,976	301,608	(42,637)	8,029,947

Bonds available-for-sale:
U. S. Government and agencies	12,588	424	(27)	12,985
States, and political subdivisio	91,650	4,309	(98)	95,861
Foreign governments	4,679	—	(10)	4,669
Public utilities	380,190	25,619	(226)	405,583
All other corporate bonds	1,649,971	51,323	(7,352)	1,693,942
Mortgage-backed securities	98,798	3,030	(473)	101,355

Total bonds available-for-sale	2,237,876	84,705	(8,186)	2,314,395

Total debt securities	10,008,852	386,313	(50,823)	10,344,342

Marketable equity securities
Preferred stock	43,355	1,372	(2,263)	42,464
Common stock	752,754	316,254	(16,572)	1,052,436

Total marketable equity securities	796,109	317,626	(18,835)	1,094,900

Total investments in securities	$10,804,961	$703,939	$(69,658)	$11,439,242

December 31, 2003

Debt securities
Bonds held-to-maturity:
U. S. Government and agencies	$195,446	$2,947	$ (3,269)	$195,124
States, and political subdivisio	262,065	11,191	(935)	272,321
Foreign governments	10,763	830	—	11,593
Public utilities	802,109	51,258	(2,370)	850,997
All other corporate bonds	5,508,963	272,576	(47,181)	5,734,358
Mortgage-backed securities	608,714	12,557	(2,967)	618,304

Total bonds held-to-maturity	7,388,060	351,359	(56,722)	7,682,697

Bonds available-for-sale:
U. S. Government and agencies	20,163	622	(2)	20,783
States, and political subdivisio	86,883	5,033	—	91,916
Foreign governments	14,962	502	—	15,464
Public utilities	411,224	29,507	(299)	440,432
All other corporate bonds	719,157	53,162	(2,169)	770,150
Mortgage-backed securities	70,348	1,815	(4,036)	68,127

Total bonds available-for-sale	1,322,737	90,641	(6,506)	1,406,872

Total debt securities	8,710,797	442,000	(63,228)	9,089,569

Marketable equity securities
Preferred stock	49,145	1,540	(1,073)	49,612
Common stock	752,209	282,081	(13,297)	1,020,993

Total marketable equity securities	801,354	283,621	(14,370)	1,070,605

Total investments in securities	$ 9,512,151	$725,621	$(77,598)	$10,160,174

DEBT SECURITIES

The amortized cost and estimated market value, by contractual maturity, of debt securities at December 31, 2004, are shown in TABLE 2 (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

TABLE 2
	Bonds Held-to-Maturity		Bonds Available-for-Sale

	Amortized Cost	Estimated Market Value	Amortized Cost	Estimated Market Value

Due in one year or less	$744,426	$757,920	$240,822	$244,551
Due after one year through five year	1,240,977	1,327,890	523,099	558,855
Due after five years through ten yea	3,321,183	3,460,617	1,008,411	1,028,112
Due after ten years	1,629,024	1,644,103	383,571	399,299

	6,935,610	7,190,530	2,155,903	2,230,817
Without single maturity date	835,366	839,417	81,973	83,578

	$7,770,976	$8,029,947	$2,237,876	$2,314,395

Available-for-sale securities are sold throughout the year for various reasons. Additionally, both available-for-sale securities and held-to-maturity securities are called or otherwise redeemed by the issuer. Proceeds from the disposals of these securities, with the gains and losses realized, are shown in TABLE 3 (in thousands).

TABLE 3
	2004	2003	2002

Proceeds from sales of available-for-sale securities	$221,520	$227,140	$218,364
Gross gains realized	62,474	60,499	29,549
Gross losses realized	2,795	1,167	31,119
Proceeds from bonds called or otherwise
redeemed by the issuer	$696,082	$632,642	$519,635
Gross gains realized	3,982	4,622	2,154
Gross losses realized	640	678	355

In 2004, securities with an amortized cost of $11,673,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness. An unrealized loss of $349,000 was established at the time of the transfer. Additionally in 2004, held-to-maturity securities with an amortized cost of $11,751,000 were sold to maintain American National’s credit risk policy. Proceeds from sales of these bonds totaled $11,766,000 with net realized gain of $15,000.

In 2003, securities with an amortized cost of $25,313,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness. An unrealized gain of $1,520,000 was established at the time of the transfer. Additionally in 2003, held-to-maturity securities with an amortized cost of $81,861,000 were sold to maintain American National’s credit risk policy. Proceeds from sales of these bonds totaled $88,097,000 with net realized gains of $6,236,000.

In 2002, securities with an amortized cost of $173,145,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness. An unrealized loss of $21,281,000 was established at the time of the transfer. Additionally in 2002, held-to-maturity securities with an amortized cost of $170,311,000 were sold to maintain American National’s credit risk policy. Proceeds from sales of these bonds totaled $178,769,000 with net realized gains of $8,458,000.

All gains and losses were determined using specific identification of the securities sold.

UNREALIZED GAINS ON SECURITIES

Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholder’s equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $121,817,000, $116,971,000, and $42,743,000 for 2004, 2003, and 2002 respectively.

The change in the net unrealized gains on investments for the years ended December 31 are summarized as shown in TABLE 4 (in thousands).

TABLE 4
	2004	2003	2002

Bonds available-for-sale	$(7,616)	$30,290	$39,197
Preferred stocks	(1,358)	483	(1,052)
Common stocks	30,898	192,369	(43,371)
Index options	(38)	(37)	—
Amortization of deferred policy acquisition costs	(7,171)	(11,008)	1,503

	14,715	212,097	(3,723)
Provision for federal income taxes	(4,846)	(74,228)	1,319

	9,869	137,869	(2,404)
Change in unrealized gains of investments
attributable to participating policyholders' intere	(3,257)	(4,369)	744

Total	$6,612	$133,500	$(1,660)

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, for the year ended December 31, 2004, are summarized as shown in TABLE 5 (in thousands).

TABLE 5
	Less than 12 months		12 months or more		Total

	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value

Bonds held-to-maturity:
U. S. Government and agencies	$336	$71,234	$3,701	$112,687	$4,037	$183,921
States, and political subdivisions	36	3,114	750	27,691	786	30,805
Public utilities	124	11,804	836	29,585	960	41,389
All other corporate bonds	4,178	58,248	27,488	1,020,266	31,666	1,078,514
Mortgage-backed securities	3,524	219,799	1,664	63,271	5,188	283,070

Total held-to-maturity	8,198	364,199	34,439	1,253,500	42,637	1,617,699

Bonds available-for-sale:
U. S. Government and agencies	27	2,104	—	—	27	2,104
States, and political subdivisions	98	9,681	—	—	98	9,681
Foreign governments	10	820	—	—	10	820
Public utilities	189	22,952	37	1,987	226	24,939
All other corporate bonds	6,204	402,992	1,148	13,452	7,352	416,444
Mortgage-backed securities	228	29,862	245	3,600	473	33,462

Total available-for-sale	6,756	468,411	1,430	19,039	8,186	487,450

Total debt securities	14,954	832,610	35,869	1,272,539	50,823	2,105,149

Marketable equity securities:
Preferred stock	2,263	24,584	—	—	2,263	24,584
Common stock	16,572	110,671	—	—	16,572	110,671

Total marketable equity securities	18,835	135,255	—	—	18,835	135,255

Total investments in securities	$33,789	$967,865	$35,869	$1,272,539	$69,658	$2,240,404

Bonds

American National evaluates all bonds that have unrealized losses on a quarterly basis to determine if the creditworthiness of any of the bonds have deteriorated to a point that would prevent American National from realizing the full amount at maturity. For those bonds where management believes that the full amount will not be realized, an other-than-temporary impairment is recorded. On all other bonds where management does not believe there is a credit problem, American National has the ability and intent to hold these bonds until a market price recovery or maturity and, therefore, these bonds are not considered to be other-than-temporarily impaired.

Marketable equity securities

American National evaluates all marketable equity securities on a quarterly basis and recognizes an other-than-temporary impairment on all of those where market value is less than 80% of book value for nine consecutive months or more. All securities which have an unrealized loss are also evaluated for credit quality, and impairments are recognized for any securities, regardless of the length of time that they have had an unrealized loss, where management believes the carrying value will not be realized. For the remaining securities with unrealized losses, management believes the losses are temporary, and American National has the ability and intent to hold these securities until a market price recovery.

MORTGAGE LOANS

In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 2004, mortgage loans have fixed rates from 4.50% to 10.375% and variable rates from 3.22% to 9.14%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 months to 33 years.

American National has investments in first lien mortgage loans on real estate with carried values of $1,139,014,000 and $955,360,000 at December 31, 2004 and 2003, respectively. Problem loans, on which valuation allowances were established, totaled $9,855,000 and $20,827,000 at December 31, 2004 and 2003, respectively. The valuation allowances on those loans totaled $1,053,000 and $2,106,000 at December 31, 2004 and 2003, respectively.

POLICY LOANS

All of American National’s policy loans carried interest rates ranging from 4.50% to 8.00% at December 31, 2004.

INVESTMENT INCOME AND REALIZED GAINS (LOSSES)

Investment income and realized gains (losses) on investments, before federal income taxes, for the years ended December 31 are summarized as shown in TABLE 6 (in thousands).

TABLE 6
	Investment Income			Gains (Losses) on Investments

	2004	2003	2002	2004	2003	2002

Bonds	$562,287	$455,590	$394,461	$ 227	$21,345	$(8,462)
Preferred stocks	2,879	2,971	3,022	100	531	153
Common stocks	25,909	22,270	20,038	56,031	15,562	(123,352)
Mortgage loans	72,609	86,297	85,709	(1,016)	(2,720)	(3,811)
Real estate	113,429	96,533	75,803	6,156	1,657	(175)
Other invested assets	57,974	53,948	47,825	471	(10,206)	(64)
Investment in unconsolidated affiliates	—	—	—	37	—	—

	835,087	717,609	626,858	62,006	26,169	(135,71)

Investment expenses	(95,766)	(86,224)	(62,358)	—	—	—
Decrease (increase) in valuation allowanc	—	—	—	(7,602)	6,697	3,968

	$739,321	$631,385	$564,500	$54,404	$32,866	$(131,743)

Included in the realized losses are markdowns of available-for-sale securities due to other-than-temporary declines in the value of the securities. The markdowns totaled $6,678,000 in 2004, $32,074,000 in 2003, and $139,672,000 in 2002.

4.CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS

American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

BONDS

Management believes American National’s bond portfolio is diversified and of investment grade. The bond portfolio distributed by quality rating at December 31 is summarized as shown in TABLE 7.

TABLE 7
		2004	2003

AAA	15%	14%
AA	5%	5%
A	45%	44%
BBB	31%	31%
BB	2%	3%
Below BB	2%	3%

	100%	100%

COMMON STOCK

American National’s stock portfolio by market sector distribution at December 31 is summarized as shown in TABLE 8.

TABLE 8
	2004	2003

Materials	3%	4%
Industrials	10%	10%
Consumer Goods	19%	19%
Energy & Utilities	10%	10%
Financials	28%	25%
Information Technolog	11%	12%
Health Care	9%	10%
Communications	4%	4%
Mutual Funds	6%	6%

	100%	100%

MORTGAGE LOANS AND INVESTMENT REAL ESTATE

American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as shown in TABLE 9.

TABLE 9
	Mortgage Loans		Investment Real Estate

	2004	2003	2004	2003

Office buildings	24%	21%	17%	15%
Shopping centers	39%	44%	24%	24%
Commercial	3%	5%	5%	1%
Apartments	—	—	—	1%
Hotels/Motels	13%	14%	4%	4%
Industrial	14%	10%	46%	47%
Other	7%	6%	4%	8%

	100%	100%	100%	100%

American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are summarized as shown in TABLE 10.

TABLE 10
	Mortgage Loans		Investment Real Estate

	2004	2003	2004	2003

New England	7%	5%	1%	1%
Middle Atlantic	12%	15%	--	--
East North Centr	12%	9%	11%	8%
West North Centr	2%	2%	5%	5%
South Atlantic	16%	18%	22%	8%
East South Centr	4%	4%	11%	29%
West South Centr	30%	29%	45%	45%
Mountain	5%	5%	3%	2%
Pacific	12%	13%	2%	2%

	100%	100%	100%	100%

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

Estimated market values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated market values.

DEBT SECURITIES

The estimated fair values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

MARKETABLE EQUITY SECURITIES

Fair values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

MORTGAGE LOANS

The fair value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

POLICY LOANS

The aggregate fair value of policy loans approximates the carrying value reflected on the consolidated balance sheet. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that American National has in-force and cannot be valued separately.

SHORT-TERM INVESTMENTS

The carrying amount for short-term investments approximates their fair value.

INVESTMENT CONTRACTS

The fair value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies’ current interest rates on new products. The carrying value for these contracts approximates their market value.

NOTES PAYABLE

The carrying amount for notes payable approximates their fair value.

INVESTMENT COMMITMENTS

American National’s investment commitments are all short-term in duration, and the market value was not significant at December 31, 2004 or 2003.

VALUES

The carrying amounts and estimated fair values of financial instruments at December 31 are as shown in TABLE 11 (in thousands).

TABLE 11
	2004		2003

	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial assets
Bonds:
Held-to-maturity	$7,770,976	$8,029,947	$7,388,060	$7,682,697
Available-for-sale	2,314,395	2,314,395	1,406,872	1,406,872
Preferred stock	42,464	42,464	49,612	49,612
Common stock	1,052,436	1,052,436	1,020,993	1,020,993
Mortgage loans on real estate	1,139,014	1,212,127	955,360	1,005,884
Policy loans	335,865	335,865	332,743	332,743
Short-term investments	48,836	48,836	110,695	110,695
Financial liabilities
Investment contracts	5,368,147	5,368,147	4,535,663	4,535,663
Notes payable	128,503	128,503	119,044	119,044

6. DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums for the years ended December 31, 2004, 2003, and 2002 are as shown in TABLE 12 (in thousands).

TABLE 12
	Life and Annuity	Accident and Health	Property and Casualty	Total

Balance at December 31, 2001	$681,686	$106,152	$ 41,378	$829,216

Additions	134,057	17,234	108,547	259,838
Amortization	(99,077)	(21,947)	(95,208)	(216,232)
Effect of change in unrealized gains on available-for-sale securities	1,498	—	—	1,498

Net change	36,478	(4,713)	13,339	45,104
Acquisitions	113	62	—	175

Balance at December 31, 2002	718,277	101,501	54,717	874,495

Additions	282,945	10,823	161,289	455,057
Amortization	(113,526)	(17,522)	(126,450)	(257,498)
Effect of change in unrealized gains on available-for-sale securities	(11,003)	—	—	(11,003)

Net change	158,416	(6,699)	34,839	186,556
Acquisitions	2,215	2,809	—	5,024
Foreign exchange effect	(117)	—	—	(117)

Balance at December 31, 2003	878,791	97,611	89,556	1,065,958

Additions	198,639	14,097	212,678	425,414
Amortization	(138,151)	(19,182)	(196,946)	(354,279)
Effect of change in unrealized gains on available-for-sale securities	(7,173)	—	—	(7,173)

Net change	53,315	(5,085)	15,732	63,962
Acquisitions	2,755	357	—	3,112
Foreign exchange effect	(1)	—	—	(1)

Balance at December 31, 2004	$934,860	$92,883	$105,288	$1,133,031

2004 Premiums	$372,927	$350,939	$1,182,310	$1,906,176

2003 Premiums	$361,267	$405,039	$1,030,899	$1,797,205

2002 Premiums	$348,048	$408,430	$861,696	$1,618,174

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements.

Acquisition costs for American National’s Mexican subsidiary are maintained in their functional currency of Mexican pesos, and translated into U.S. dollars for reporting purposes. Part of the change in deferred acquisition cost balance is due to differences in the exchange rate applied to the balance from period to period. The entire amount of this difference is reported in the shareholders’ equity section of the balance sheet.

7. FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES

LIFE INSURANCE

Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are summarized as shown in TABLE 13.

TABLE 13
Policy Issue Year	Interest Rate	Percentage of Future Policy Benefits So Valued

Ordinary
1996-2004	7.5% for years 1 through 5, graded to 5.5% at the end of year 25, and level thereafter	7%
1981-1995	8% for years 1 through 5, graded to 6% at the end of year 25, and level thereafter.	16%
1976-1980	7% for years 1 through 5, graded to 5% at the end of year 25, and level thereafter..	9%
1972-1975	6% for years 1 through 5, graded to 4% at the end of year 25, and level thereafter..	4%
1969-1971	6% for years 1 through 5, graded to 3.5% at the end of year 30, and level thereafter	3%
1962-1968	4.5% for years 1 through 5, graded to 3.5% at the end of year 15, and level thereafter	5%
1948-1961	4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter	5%
1947 and prior	Statutory rates of 3% or 3.5%	1%
Participating Business Acquired	Level rates of 3% to 5.5%	8%
Industrial
1948-1967	4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter	3%
1947 and prior	Statutory rates of 3%	2%
Universal Life
Future policy benefits for universal life are equal to the current account value		37%

		100%

Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on American National’s experience.

ANNUITIES

Fixed annuities included in future policy benefits are calculated using a level interest rate of 6%. Mortality and withdrawal assumptions are based on American National’s experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

HEALTH INSURANCE

Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%. Morbidity and termination assumptions are based on American National’s experience.

8. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for accident and health, and property/casualty unpaid claims and claim adjustment expenses is summarized as shown in Table 14 (in thousands).

TABLE 14
	2004	2003	2002

Balance at January 1	$1,245,350	$1,220,678	$1,160,510
Less reinsurance recoverabl	500,583	567,114	582,467

Net beginning balance	744,767	653,564	578,043

Incurred related to:
Current year	1,085,422	1,072,097	998,604
Prior years	(29,546)	(25,517)	12,927

Total incurred	1,055,876	1,046,580	1,011,531

Paid related to:
Current year	648,984	651,639	603,229
Prior years	331,649	303,738	332,781

Total paid	980,633	955,377	936,010

Net balance at December 31	820,010	744,767	653,564
Plus reinsurance recoverable	455,395	500,583	567,114

Balance at December 31	$1,275,405	$1,245,350	$1,220,678

The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

9. REINSURANCE

As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,361,000.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies, American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2004, amounts recoverable from reinsurers with a carrying value of $73,826,598 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands. American National holds collateral related to these credit reinsurers totaling $46,979,233. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

American National has amounts receivable from reinsurers totaling $489,474,000 at December 31, 2004. Of this total, $41,000,000 represents amounts that are the subject of litigation or are in dispute with the reinsurers involved. Management believes these disputes will not have a significant effect on American National’s financial position.

As a result of the September 11, 2001 terrorist attack on the United States, American National accrued losses (primarily on reinsurance assumed) as of December 31, 2001 totaling $239,406,000, with reinsurance in place providing coverage of $218,606,000 on those claims. During subsequent years, claims were paid and reinsurance recovered, reducing the amount accrued to $195,143,000, with $177,252,000 of reinsurance in place as of December 31, 2004. American National has evaluated the reinsurers providing the coverage for these claims, and management believes that all the ceded amounts are recoverable. The failure of any single reinsurer to meet its obligations for these claims would not have a significant effect on American National’s financial position.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as shown in TABLE 15 (in thousands).

Table 15
	2004	2003	2002

Direct premiums	$2,010,400	$1,844,723	$1,742,624
Reinsurance premiums assumed from other compani	262,786	395,549	513,109
Reinsurance premiums ceded to other companies	(367,010)	(443,067)	(637,559)

Net premiums	$1,906,176	$1,797,205	$1,618,174

Reinsurance recoveries	$229,816	$236,469	$399,556

Life insurance in force and related reinsurance amounts at December 31 are summarized as shown in TABLE 16 (in thousands).

Table 16
	2004	2003	2002

Direct life insurance in force	$60,675,600	$58,301,547	$55,642,502
Reinsurance risks assumed from other compani	726,927	434,863	861,159

Total life insurance in force	61,402,527	58,736,410	56,503,661
Reinsurance risks ceded to other companies	(21,539,440)	(18,767,137)	(16,278,521)

Net life insurance in force	$39,863,087	$39,969,273	$40,225,140

10. NOTES PAYABLE

At December 31, 2004, American National’s subsidiaries had notes payable to third-party lenders totaling $128,503,000. Of this balance, $3,687,000 represents the balance of one note owed by a subsidiary. This note has an interest rate of 7%, and does not require payment of principle or interest until maturity in 2006. The remaining notes payable balance totaling $124,816,000 is comprised of seven notes owed by various joint ventures, in which American National’s real estate holding companies are partners, and which are consolidated in these financial statements. These joint venture notes have interest rates ranging from 5.00% to 8.07% and maturities from 2008 to 2027. All of these notes are secured by the joint ventures, and American National’s liability for these notes is limited to the amount of its investment in the joint ventures, which totaled $27,320,000 at December 31, 2004.

11. FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate is shown in TABLE 17 (in thousands, except percentages).

TABLE 17
	2004		2003		2002

	Amount	Rate	Amount	Rate	Amount	Rate

Income tax on pre-tax income	$131,252	35.00%	$95,104	35.00%	$9,392	35.00%
Tax-exempt investment income	(4,027)	(1.07)	(3,883)	(1.43)	(3,416)	(12.73)
Dividend exclusion	(5,908)	(1.58)	(5,701)	(2.10)	(4,629)	(17.25)
Adjustment to deferred taxes	—	—	—	—	4,599	17.14
Miscellaneous tax credits, net	(1,435)	(0.38)	(1,837)	(0.68)	(1,843)	(6.87)
Losses on foreign operations	2,373	0.63	2,649	0.97	3,201	11.93
Other items, net	(2,842)	(0.76)	3,228	1.19	2,676	9.97

	$119,413	31.84%	$89,560	32.95%	$9,980	37.19%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2004 and December 31, 2003 are as shown in TABLE 18 (in thousands).

TABLE 18
	2004	2003

DEFERRED TAX ASSESTS:
Marketable securities, principally due to impairment losses	$35,835	$34,178
Investment in real estate and other invested assets, principally due
investment valuation allowances	13,230	8,739
Policyholder funds, principally due to policy reserve discount	209,897	182,182
Policyholder funds, principally due to unearned premium reserve	37,222	34,180
Notes payable	25,011	22,969
Non-qualified pension	19,406	16,824
Other assets	11,326	17,819

Net deferred tax assets	$351,927	$316,891

DEFERRED TAX LIABILITIES:
Marketable securities, principally due to net unrealized gains	$(140,099)	$(135,164)
Marketable securities, due to difference between GAAP and tax basis	(56,102)	(42,108)
Investment in bonds, principally due to accrual of discount on bonds	(9,359)	(11,408)
Deferred policy acquisition costs, due to difference between GAAP
and tax amortization methods	(290,632)	(270,204)
Property, plant and equipment, principally due to difference between
GAAP and tax depreciation methods	(9,965)	(7,984)
Non-taxable pension	(10,062)	(12,542)

Net deferred tax liabilities	(516,219)	(479,410)

Total deferred tax	$(164,292)	$(162,519)

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. In 2004, tax law was changed to allow distribution of this deferred income (designated by federal law as “policyholders’ surplus”) without taxation as long as it is distributed by December 31, 2006. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management intends to distribute the deferred amount to stockholders before the December 2006 deadline. There was no change in the “policyholders’ surplus” between December 31, 2003 and December 31, 2004, and the cumulative balance was approximately $63,000,000 at both dates.

Federal income taxes totaling approximately $112,853,000, $44,564,000 and $52,380,000 were paid to the Internal Revenue Service in 2004, 2003 and 2002, respectively. The statute of limitations for the examination of federal income tax returns through 1998 for American National and its subsidiaries by the Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1998. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

12. COMPONENTS OF COMPREHENSIVE INCOME

The items included in comprehensive income, other than net income, are unrealized gains on available-for-sale securities (net of deferred acquisition costs), foreign exchange adjustments, the change in fair value of an interest rate swap and subsidiary minimum pension liability adjustment. The details on the unrealized gains included in comprehensive income, and the related tax effects thereon are as shown in TABLE 19 (in thousands).

TABLE 19
	Before Federal Income Tax	Federal Income Tax Expense	Net of Federal Income Tax

December 31, 2004
Unrealized losses	$ (46,171)	$(16,160)	$(30,011)
Less: reclassification adjustment for net gains realized in net incom	56,343	19,720	36,623

Net unrealized gain component of comprehensive income	$10,172	$3,560	$6,612

December 31, 2003
Unrealized gains	$174,183	$60,964	$113,219
Less: reclassification adjustment for net gains realized in net incom	31,202	10,921	20,281

Net unrealized gain component of comprehensive income	$205,385	$71,885	$133,500

December 31, 2002
Unrealized gains	$137,895	$48,263	$89,632
Less: reclassification adjustment for net losses realized in net inco	(140,449)	(49,157)	(91,292)

Net unrealized loss component of comprehensive income	$(2,554)	$(894)	$(1,660)

13. STOCKHOLDERS’ EQUITY AND MINORITY INTERESTS

COMMON STOCK

American National has only one class of common stock with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at December 31, were as shown in TABLE 20.

TABLE 20
Common stock:	2004	2003	2002

Shares issued	30,832,449	30,832,449	30,832,449
Treasury shares	4,191,617	4,197,617	4,197,617
Restricted shares	161,000	155,000	155,000

Outstanding shares	26,479,832	26,479,832	26,479,832

STOCK-BASED COMPENSATION

American National has one stock-based compensation plan. Under this plan, American National can grant Non-Qualified Stock Options, Stock Appreciation Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year.

The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Three awards of restricted stock have been granted, with a total of 142,000 shares granted at an exercise price of zero. These awards result in compensation expense to American National over the vesting period. The amount of compensation expense recorded was $1,034,000 in 2004, $1,011,000 in 2003, and $621,000 in 2002.

The plan provides for the award of Stock Appreciation Rights (SAR). The SAR’s give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The SARs vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the SARs was $1,424,000 and $1,221,000 at December 31, 2004 and 2003 respectively. Compensation expense was recorded totaling $1,655,000, $346,000, and $717,000 for the years ended December 31, 2004, 2003, and 2002, respectively.

SAR and Restricted Stock (RS) information for 2004, 2003 and 2002 is shown in TABLE 21.

TABLE 21
	SAR Shares	SAR Weighted- Average Price per Share	RS Shares	RS Weighted- Average Price per Share

Outstanding at December 31, 2001	73,550	$58.14	79,000	$14.09

Granted	83,000	88.00	76,000	—
Exercised	(18,000)	57.11	—	—
Canceled	—	—	—	—

Outstanding at December 31, 2002	138,550	$76.16	155,000	$7.18

Granted	15,000	88.35	—	—
Exercised	(7,425)	57.00	—	—
Canceled	—	—	—	—

Outstanding at December 31, 2003	146,125	$78.39	155,000	$7.18

Granted	—	—	6,000	—
Exercised	(48,591)	66.84	—	—
Canceled	(3,184)	86.59	—	—

Outstanding at December 31, 2004	94,350	$84.06	161,000	$6.92

The weighted-average contractual remaining life for the 94,350 SAR shares outstanding as of December 31, 2004, is 6.6 years. The weighted-average exercise price for these shares is $84.06 per share. Of the shares outstanding, 33,150 are exercisable at a weighted-average exercise price of $77.38 per share.

The weighted-average contractual remaining life for the 161,000 Restricted Stock shares outstanding as of December 31, 2004, is 7.0 years. The weighted-average exercise price for these shares is $6.92 per share. None of the shares outstanding was exercisable.

EARNINGS PER SHARE

Basic earnings per share was calculated using a weighted average number of shares outstanding of 26,479,832. The Restricted Stock resulted in diluted earnings per share as summarized in TABLE 22.

TABLE 22
	2004	2003	2002

Unrestricted shares outstanding	26,479,832	26,479,832	26,479,832
Incremental shares from restricted stock	72,762	50,525	41,673

Total shares for diluted calculations	26,552,594	26,530,357	26,521,505
Diluted earnings per share	$9.63	$6.87	$0.64

DIVIDENDS

American National’s payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders’ equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National’s insurance subsidiaries.

At December 31, 2004, approximately $1,243,732,000 of American National’s consolidated stockholders’ equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

MINORITY INTERESTS

Two of American National’s subsidiaries have preferred stock outstanding to unrelated third parties. These preferred stock issues had a total value of $1,085,000 and $1,250,000 at December 31, 2004 and 2003, respectively. These preferred stock issues carry various terms, including cumulative dividends and voting rights as they apply to the subsidiary.

In 2001, American National formed TMNY Investments, LLC (TMNY). Subsequently, TMNY purchased five percent of the common stock of Farm Family Holdings, Inc. from another subsidiary of American National. The purpose of TMNY is to provide certain officers with additional incentive to enhance the profitable growth of the Farm Family companies. Accordingly, shares of TMNY preferred stock representing 66% of the value of the company were granted to various officers of American National and its subsidiaries. The preferred shares can not be sold or otherwise traded by the officers for a period of eight years. The total value of these preferred shares was $2,378,000 and $1,561,000 at December 31, 2004 and 2003, respectively.

American National County Mutual Insurance Company (County Mutual) is a mutual insurance company that is owned by its policyholders. However, the company has a management agreement which effectively gives complete control of County Mutual to American National. As a result, County Mutual is included in the consolidated financial statements. The interest that the policyholders of County Mutual have in the financial position of County Mutual is reflected as a minority interest totaling $6,750,000 at December 31, 2004 and 2003.

American National’s subsidiary, ANTAC, Inc., is a partner in various joint ventures. ANTAC exercises significant control or ownership of these joint ventures, resulting in their consolidation into the American National consolidated financial statements. As a result of the consolidation, the interest of the other partners of the joint ventures is shown as a minority interest. The joint ventures had receivable balances from the other partners totaling $14,143,000 and $2,013,000 at December 31, 2004 and 2003, respectively.

14. SEGMENT INFORMATION

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company’s marketing distribution channels.

The operating segments are as follows:

MULTIPLE LINE

This segment derives its revenues from the sale of individual life, annuity, accident/health, and property/casualty products marketed through American National, ANTEX, ANPAC, ANGIC, ANPAC Lloyds, Farm Family Life, Farm Family Property Casualty and United Farm Family.

HOME SERVICE DIVISION

This segment derives its revenues from the sale of individual life, annuity and accident/health insurance. In this segment, the agent collects the premiums. This segment includes business in the United States and Mexico.

INDEPENDENT MARKETING

This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

HEALTH DIVISION

This segment derives its revenues primarily from the sale of accident/health insurance plus group life insurance marketed through group brokers and third-party marketing organizations.

SENIOR AGE MARKETING

This segment derives its revenues primarily from the sale of Medicare Supplement plans, individual life, annuities, and accident/health insurance marketed through Standard Life and Accident Insurance Company.

DIRECT MARKETING

This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

CREDIT INSURANCE DIVISION

This segment derives its revenues principally from the sale of credit insurance products.

CAPITAL AND SURPLUS

This segment derives its revenues principally from investment instruments.

ALL OTHER

This category comprises segments that are too small to show individually. This category includes non-insurance, reinsurance assumed, and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment. Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

•	Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.

•	Net investment income from all other assets is allocated to the marketing segments in accordance with the amount of equity invested in each segment, with the remainder going to capital and surplus.

•	Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.

•	Gain or loss on the sale of investments is allocated to capital and surplus.

•	Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate.

•	Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.

TABLE 23 summarizes net income and various components of net income by operating segment for the years ended December 31, 2004, 2003, and 2002 (in thousands).

TABLE 23
	Premiums and Other Policy Revenue	Net Investment Income and Realized Gains	Expenses and Benefits	Equity in Unconsolidated Affiliates	Gain (Loss)From Operations Before Federal Income Taxes	Federal Income Tax Expense (Benefit)	Net Income (Loss)

2004
Multiple Line	$1,244,260	$173,602	$1,241,349	$ —	$176,513	$58,249	$18,264
Home Service Division	210,407	107,072	292,416	—	25,063	8,271	16,792
Independent Marketing	67,070	302,601	344,603	—	25,068	8,272	16,796
Senior Age Marketing	199,657	18,652	197,523	—	20,786	6,859	13,927
Direct Marketing	37,817	3,308	37,615	—	3,510	1,158	2,352
Credit Insurance Divisi	144,495	19,747	165,642	—	(1,400)	(462)	(938)
Health Division	139,132	4,125	143,764	—	(507)	(167)	(340)
Capital & Surplus	900	131,081	12,885	6,143	125,239	36,991	88,248
All Other	41,873	33,537	74,872	196	734	242	492

	$2,085,611	$793,725	$2,510,669	$6,339	$375,006	$119,413	$255,593

2003
Multiple Line	$1,136,960	171,878	$1,188,507	$—	$120,331	$39,709	$80,622
Home Service Division	212,631	112,098	298,655	—	26,074	8,604	17,470
Independent Marketing	45,421	215,305	250,101	—	10,625	3,506	7,119
Senior Age Marketing	206,766	19,145	211,854	—	14,057	4,639	9,418
Direct Marketing	35,256	3,823	39,590	—	(511)	(169)	(342)
Credit Insurance Divisi	99,167	17,553	101,562	—	15,158	5,002	10,156
Health Division	192,749	9,123	192,449	—	9,423	3,110	6,313
Capital & Surplus	975	81,565	13,277	4,017	73,280	24,074	49,206
All Other	34,540	33,761	65,323	310	3,288	1,085	2,203

	1,964,465	$664,251	$2,361,318	$4,327	$271,725	$89,560	$182,165

2002
Multiple Line	$991,203	$165,405	$1,111,150	$—	$45,458	$15,001	$30,457
Home Service Division	212,207	113,582	293,521	—	32,268	10,648	21,620
Independent Marketing	27,591	141,836	161,810	—	7,617	2,514	5,103
Senior Age Marketing	189,283	18,815	202,957	—	5,141	1,697	3,444
Direct Marketing	32,520	3,508	33,922	—	2,106	695	1,411
Credit Insurance Divisi	73,600	17,939	76,454	—	15,085	4,978	10,107
Health Division	225,305	9,201	225,326	—	9,180	3,029	6,151
Capital & Surplus	1,014	(67,686)	16,796	(10,487)	(93,955)	(29,881)	(64,074)
All Other	35,086	30,157	61,670	362	3,935	1,299	2,636

	$1,787,809	$432,757	$2,183,606	$(10,125)	$26,835	$9,980	$16,855

There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United States.

Most of the operating segments provide essentially the same types of products. TABLE 24 provides revenues within each segment by line of business for the years ended December 31, 2004, 2003, and 2002 (in thousands).

TABLE 24: TOTAL REVENUES
	Life	Annuity	Accident and Health	Property and Casualty	Credit	All Other	Total Revenues

2004
Multiple Line Marketing	$204,560	$33,657	$16,728	$1,162,917	$—	$—	$1,417,862
Home Service Division	302,838	3,652	10,989	—	—	—	317,479
Independent Marketing	52,182	317,489	—	—	—	—	369,671
Senior Age Marketing	26,912	3,003	188,394	—	—	—	218,309
Direct Marketing	40,739	92	294	—	—	—	41,125
Credit Insurance Division	—	—	—	—	164,242	—	164,242
Health Division	2,585	—	140,672	—	—	—	143,257
Capital & Surplus	—	—	—	—	—	131,981	131,981
All Other	28,180	19,323	3,340	—	—	24,567	75,410

	$657,996	$377,216	$360,417	$1,162,917	$164,242	$156,548	$2,879,336

2003
Multiple Line Marketing	$206,948	$35,923	$17,888	$1,048,079	$—	$—	$1,308,838
Home Service Division	309,811	3,898	11,020	—	—	—	324,729
Independent Marketing	43,406	217,320	—	—	—	—	260,726
Senior Age Marketing	28,819	2,966	194,126	—	—	—	225,911
Direct Marketing	38,613	111	355	—	—	—	39,079
Credit Insurance Division	—	—	—	—	116,720	—	116,720
Health Division	2,628	—	199,245	—	—	—	201,873
Capital & Surplus	—	—	—	—	—	82,539	82,539
All Other	28,683	16,323	3,894	—	—	19,401	68,301

	$658,908	$276,541	$426,528	$1,048,079	$116,720	$101,940	$2,628,716

2002
Multiple Line Marketing	$204,466	$35,545	$18,772	$897,825	$—	$—	$1,156,608
Home Service Division	310,532	4,576	10,681	—	—	—	325,789
Independent Marketing	32,433	136,994	—	—	—	—	169,427
Senior Age Marketing	30,401	2,537	175,161	—	—	—	208,099
Direct Marketing	35,524	109	395	—	—	—	36,028
Credit Insurance Division	—	—	—	—	91,539	—	91,539
Health Division	2,688	—	231,818	—	—	—	234,506
Capital & Surplus	—	—	—	—	—	(66,671)	(66,671)
All Other	31,727	14,171	4,481	—	—	14,862	65,241

	$647,771	$193,932	$441,308	$897,825	$91,539	$(51,809)	$2,220,566

The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the “All other” segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

TABLE 25 summarizes assets by operating segment for the years ended December 31, 2004 and 2003 (in thousands).

TABLE 25
	2004	2003

Multiple Line	$3,852,370	$3,698,006
Home Service Division	1,895,931	1,867,163
Independent Marketing	6,350,877	5,229,124
Senior Age Marketing	399,464	402,828
Direct Marketing	113,890	105,530
Credit Insurance Divisi	483,328	448,474
Health Division	485,662	595,663
Capital & Surplus	2,138,249	1,917,681
All Other	851,056	875,765

	$16,570,827	$15,140,234

The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of American National’s assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National’s insurance business is written through one third-party marketing organization. Of the total net premium revenue and policy account deposits during 2004, approximately 8% was written through that organization, which is included in the Independent Marketing operating segment. This compares with 23% and 11% in 2003 and 2002, respectively. Of the total business written by this one organization, the majority was policy account deposits for annuities.

15. RECONCILIATION TO STATUTORY ACCOUNTING

American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on a GAAP basis.

Reconciliation of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended December 31, are as shown in TABLE 26 (in thousands).

TABLE 26
	2004	2003	2002

Statutory net income of insurance companies	$271,043	$71,386	$413,775
Net gain (loss) of non-insurance companies	37,099	(14,479)	(134,667)

Combined net income	$308,142	$56,907	$279,108
Increases/(decreases):
Deferred policy acquisition costs	71,135	197,559	43,606
Policyholder funds	(104,653)	(56,044)	(17,282)
Deferred federal income tax benefit	16,792	4,751	12,071
Premiums deferred and other receivables	75	(2,764)	(90)
Gain on sale of investments	(5,785)	(3,244)	(297,221)
Change in interest maintenance reserve	(3,047)	1,817	6,871
Asset valuation allowances	(1,991)	5,100	(6,125)
Investment income	(1,954)	(3,037)	(4,467)
Other adjustments, net	(5,323)	(19,066)	(7,371)
Consolidating eliminations and adjustments	(17,798)	186	7,755

Net income reported herein	$255,593	$182,165	$16,855

	2004	2003	2002

Statutory capital and surplus of insurance compani	$2,948,000	$2,631,329	$2,483,320
Stockholders' equity of non-insurance companies	310,285	286,264	17,372

Combined capital and surplus	$3,258,285	$2,917,593	$2,500,692
Increases/(decreases):
Deferred policy acquisition costs	1,133,031	1,065,958	874,495
Policyholder funds	36,259	121,050	173,790
Deferred federal income taxes	(184,956)	(222,070)	(150,903)
Premiums deferred and other receivables	(90,974)	(90,456)	(87,707)
Reinsurance in "unauthorized companies"	42,566	50,697	60,129
Statutory asset valuation reserve	398,725	360,410	322,125
Statutory interest maintenance reserve	15,858	17,231	14,244
Asset valuation allowances	(15,759)	(8,398)	(27,151)
Investment market value adjustments	79,844	91,376	102,990
Non-admitted assets and other adjustments, net	61,630	93,141	87,857
Consolidating eliminations and adjustments	(1,438,751)	(1,284,510)	(996,832)

Stockholders' equity reported herein	$3,295,758	$3,112,022	$2,873,729

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $110,399,000 at December 31, 2004, on deposit with appropriate regulatory authorities.

16. RETIREMENT BENEFITS

PENSION BENEFITS

American National and its subsidiaries have one active, tax-qualified, defined-benefit pension plan and one inactive plan. The active plan has three separate programs. One of the programs is contributory and covers Home Service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee’s compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee’s career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.

American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

The companies’ funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary.

Actuarial computations of pension expense (before income taxes) produced a pension cost of $12,627,000 for 2002, $15,346,000 for 2003, and $21,789,000 for 2004.

The pension cost for the years ended December 31, are as shown in TABLE 27 (in thousands).

TABLE 27
	2004	2003	2002

Service cost—benefits earned during period	$8,753	$8,029	$7,211
Interest cost on projected benefit obligati	13,705	13,248	12,999
Expected return on plan assets	(10,319)	(10,780)	(10,960)
Amortization of past service cost	3,630	3,715	2,921
Amortization of transition asset	93	5	4
Amortization of actuarial loss	5,927	1,129	452

Total pension cost	$21,789	$15,346	$12,627

TABLE 28 sets forth the actuarial present value of benefit obligations, the funded status, and the amounts recognized in the consolidated statements of financial position at December 31 for the companies’ pension plans (in thousands).

TABLE 28
	2004			2003

	Assets Exceed Accumulated Benefits		Accumulated Benefits Exceed Assets	Assets Exceed Accumulated Benefits		Accumulated Benefits Exceed Assets

Vested benefit obligation	$(120,663)		$(86,011)	$(115,644)		$(76,042)

Accumulated benefit obligation	$(123,556)		$(86,011)	$(119,066)		$(76,042)

Projected benefit obligation	$(146,146)		$(105,227)	$(136,590)		$(93,337)
Plan assets at fair value (long term securities)	136,720		20,365	138,247		19,872

Funded status:
Plan assets in excess of projected benefit obligation	(9,426)		(84,862)	1,657		(73,465)
Unrecognized net loss	26,883		11,704	23,885		5,021
Prior service cost not yet recognized in periodic pension cost	—		22,199	—		20,258
Unrecognized net transition asset at January 1 being recognized over 15 years	—		—	—		—
Adjustment required to recognize minimum liability	—		(14,662)	—		(12,040)
Offset for intangible asset	—		9,783	—		12,040
Prepaid pension cost included in other assets or other liabilities	$17,457		$(55,838)	$25,542		$(48,186)

Assumptions used at December 31 to determine benefit obligations:		2004	2003		2002

Weighted-average discount rate on benefit obligation		5.84%	6.00%		6.72%
Expected long-term rate of return on plan assets		7.00%	7.06%		7.06%

Assumptions used at December 31 to determine benefit costs:		2004	2003		2002

Weighted-average discount rate on benefit obligation		6.00%	6.72%		6.96%
Rate of increase in compensation levels		3.69%	3.86%		4.20%
Expected long-term rate of return on plan assets		7.06%	7.06%		7.14%

American National Employees Retirement Plan weighted-average asset allocations at December 31, 2004 and 2003, by asset category, are as summarized in TABLE 29.

TABLE 29
	Plan Assets at December 31,
	2004	2003

Asset Category
Equity securiti	31.9%	26.2%
Debt securities	57.4%	69.8%
Other	10.7%	4.0%

Total	100.0%	100.0%

The overall expected long-term rate-of-return-on-assets assumption is based upon a building-block method, whereby the expected rate of return on each asset class is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). All three components are based primarily on historical data.

While the precise expected return derived using the above approach will fluctuate somewhat from year to year, American National’s policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.

American National is not expected to contribute to the Retirement Plan in 2005, because the plan is over-funded.

The benefit payments, which reflect expected future service, as appropriate, are summarized as in TABLE 30.

TABLE 30
Year	Pension Benefits

2005	10,191,573
2006	12,732,667
2007	13,391,450
2008	14,543,309
2009	10,595,576
2010 - 2014	120,641,408

HEALTH BENEFITS

American National and its subsidiaries provide certain health and/or dental benefits to retirees. Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare Supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company’s contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in other liabilities, was $7,253,000 and $7,427,000 at December 31, 2004 and 2003, respectively. These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since American National’s contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

OTHER BENEFITS

Under American National and its subsidiaries’ various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (also known as a 401K plan) allows employees to contribute up to the maximum allowable amount as determined by the Internal Revenue Service. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $2,444,000 for 2004, $2,205,000 for 2003, and $2,271,000 for 2002.

17. COMMITMENTS AND CONTINGENCIES

COMMITMENTS

American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2004, were approximately $4,796,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2004, to purchase, expand or improve real estate, to fund mortgage loans, and to purchase other invested assets aggregating $147,030,000, all of which are expected to be funded in 2005. As of December 31, 2004, all of the mortgage loan commitments have interest rates that are fixed.

GUARANTEES

In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loan. However, since the cash value of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on the guarantees. The total amount of the guarantees outstanding as of December 31, 2004, was approximately $332,330,000, while the total cash values of the related life insurance policies was approximately $340,478,000.

LITIGATION

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to discriminatory practices in life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial settlements across the life insurance industry. American National is a defendant in similar lawsuits. Management believes that American National has meritorious legal defenses against the lawsuits and that the ultimate outcome of this litigation will not have a significant adverse effect on the financial condition of American National.

In addition to the litigation, the pricing and sales practices on which the lawsuits are based have also been the focus of investigations by the various state insurance departments. In 2004, American National reached a settlement with a group of insurance departments led by the Texas Insurance Department which resolved the investigations. The total cost of the settlement was approximately $4,000,000.

American National and its subsidiary American National Life Insurance Company of Texas are defendants in several lawsuits alleging, among other things, improper calculation and/or cancellation of benefits under certain group health contracts. Management believes that the companies have meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of Texas are defendants in a lawsuit alleging fraud in the sale and pricing of a health insurance policy in Mississippi. Management believes that the companies have meritorious legal defenses against this lawsuit. Therefore, no provision for possible loss on this case has been recorded in the consolidated financial statements.

American National is a defendant in a lawsuit alleging misleading sales practices and alleged improper policy surcharges in the sale and pricing of universal life policies. This lawsuit was filed in California as a putative class action. Management believes that the company has meritorious legal defenses against this lawsuit. Therefore, no provision for possible losses on this case has been recorded in the consolidated financial statements.

Based on information currently available, management also believes that amounts ultimately paid, if any, arising from these cases would not have a material effect on the company’s results of operations and financial position. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

The companies are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies’ consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management’s changing its conclusions.

INDEPENDENT AUDITOR’S REPORT ON SUPPLEMENTARY INFORMATION

To the Stockholders and Board of Directors

American National Insurance Company

We have audited and reported separately herein on the consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2004 and 2003 and for each of the years in the three-year period ended December 31, 2004.

Our audit was made for the purpose of forming an opinion on the basic consolidated statements of American National Insurance Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2004 and 2003 and for each of the years in the three-year period ended December 31, 2004, is presented for the purposes of complying with the Securities and Exchange rules and is not a required part of basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

KPMG LLP

Houston, Texas

March 11, 2005

American National Insurance Company and Subsidiaries
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (IN THOUSANDS) December 31, 2004
Type of Investment	Cost (a)	Market Value	Amount at Which Shown in the Balance Sheet

Fixed Maturities:
Bonds Held-to-Maturity:
United States Government and government agencies
and authorities	$242,260	$240,663	$242,260
States, municipalities and political subdivisions	240,399	249,041	240,399
Foreign governments	11,727	11,816	11,727
Public utilities	772,998	804,829	772,998
All other corporate bonds	6,503,592	6,723,598	6,503,592
Bonds Available-for-Sale:
United States Government and government agencies
and authorities	12,588	12,985	12,985
States, municipalities and political subdivisions	91,650	95,861	95,861
Foreign governments	4,679	4,669	4,669
Public utilities	380,190	405,583	405,583
All other corporate bonds	1,748,769	1,795,297	1,795,297
Redeemable preferred stock	43,355	42,464	42,464

Total fixed maturities	$10,052,207	$10,386,806	$10,127,835

Equity Securities:
Common stocks:
Public utilities	$21,483	$26,364	$26,364
Banks, trust and insurance companies	61,411	100,243	100,243
Industrial, miscellaneous and all other	669,860	925,829	925,829

Total equity securities	$752,754	$1,052,436	$1,052,436

Mortgage loans on real estate	$1,139,014	XXXXXX	$1,139,014
Investment real estate	531,530	XXXXXX	531,530
Real estate acquired in satisfaction of debt	30,840	XXXXXX	30,840
Policy loans	335,865	XXXXXX	335,865
Other long-term investments	99,011	XXXXXX	99,011
Short-term investments	48,836	XXXXXX	48,836

Total investments	$12,990,057	XXXXXX	$13,365,367

(a) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

American National Insurance Company and Subsidiaries
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION (IN THOUSANDS)
Segment	Deferred Policy Acquisition Cost	Future Policy Benefits, Losses, Claims and Loss Expenses	Unearned Premiums	Other Policy Claims and Benefits Payable	Premium Revenue	Net Investment Income (a)	Benefits, Claims, Losses and Settlement Expenses		Amortization of Deferred Policy Acquisition Costs	Other Operating Expenses (b)	Premiums Written

2004
Multiple Line Marketing	$241,837	$1,769,986	$606,082	$925,326	$1,166,624	$173,602		$868,885	$184,850	$138,754	1,091,326
Home Service	205,276	1,520,824	4,428	34,208	193,302	107,072		118,283	44,034	104,672	--
Independent Marketing	405,900	5,861,411	160	33,104	38,640	302,601		78,215	36,415	26,701	--
Health Insurance	7,786	21,027	5,760	417,659	123,373	4,125		98,698	4,674	40,321	--
Credit Insurance	90,004	15,391	230,719	63,107	138,138	19,747		55,391	69,370	40,823	164,151
Senior Age Marketing	77,137	232,466	38,766	34,838	199,351	18,652		139,910	5,251	51,071	--
Direct Marketing	70,409	55,109	262	7,720	37,202	3,308		17,576	9,277	9,343	--
Capital and Surplus	--	--	--	--	--	76,677		--	--	3,589	--
All other	34,682	318,392	1,137	13,693	9,546	33,537		29,731	408	38,920	--

Total	$1,133,031	$9,794,606	$887,314	$1,529,655	$1,906,176	$739,321	$;	1,406,689	$354,279	$454,194	$1,255,477

2003
Multiple Line Marketing	$236,001	$1,702,082	$652,881	$820,712	$1,064,074	$171,878		$848,728	$119,219	$167,336	$1,035,776
Home Service	209,918	1,500,737	5,227	33,038	194,539	112,098		117,411	39,501	117,602	--
Independent Marketing	355,064	4,788,745	136	31,084	25,183	215,305		44,122	25,272	6,179	--
Health Insurance	9,493	20,927	6,299	514,103	172,430	9,123		132,651	3,483	56,969	--
Credit Insurance	82,360	15,967	244,391	24,023	91,062	17,553		36,314	54,993	9,766	70,580
Senior Age Marketing	77,535	225,668	41,753	39,785	206,384	19,145		143,405	7,345	53,050	--
Direct Marketing	59,483	52,362	290	7,580	34,588	3,823		20,912	7,277	8,208	--
Capital and Surplus	--	--	--	--	--	48,699		--	--	5,824	--
All other	36,104	320,900	1,300	11,580	8,945	33,761		29,396	408	32,252	--

Total	$1,065,958	$8,627,388	$952,277	$1,481,905	$1,797,205	$631,385		$1,372,939	$257,498	$457,186	$1,106,356

2002
Multiple Line Marketing	$222,833	$1,615,189	$663,223	$598,992	$923,128	$165,405		$797,630	$103,054	$149,220	$915,465
Home Service	221,583	1,480,509	4,287	34,660	194,433	113,582		120,054	36,641	114,576	--
Independent Marketing	181,582	2,391,517	65	20,789	9,873	141,836		38,790	21,699	23,847	--
Health Insurance	11,501	21,211	8,452	632,591	193,993	9,201		156,296	5,703	60,864	--
Credit Insurance	70,143	15,402	241,930	50,891	64,311	17,939		24,313	32,433	17,401	36,110
Senior Age Marketing	76,915	210,580	42,330	37,827	189,170	18,815		132,825	9,451	49,071	--
Direct Marketing	51,439	48,936	265	6,894	31,896	3,508		18,019	6,843	7,401	--
Capital and Surplus	--	--	--	--	--	64,057		--	--	15,108	--
All other	38,499	326,448	1,468	12,757	11,370	30,157		32,498	408	26,981	--

Total	$874,495	$6,109,792	$962,020	$1,395,401	$1,618,174	$564,500		$1,320,425	$216,232	$464,469	$951,575

(a) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.

(b) Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

American National Insurance Company and Subsidiaries
SCHEDULE IV - REINSURANCE (IN THOUSANDS)
	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net

2004
Life insurance in force	$60,675,600	$21,539,440	$726,927	$39,863,087	1.8%

Premiums:
Life insurance	424,964	60,299	8,262	372,927	2.2%
Accident and health insurance	378,842	182,783	154,880	350,939	44.1%
Property and liability insurance	1,206,594	123,928	99,644	1,182,310	8.4%

Total premiums	$2,010,400	$367,010	$262,786	$1,906,176	13.8%

2003
Life insurance in force	$58,301,547	$18,767,137	$434,863	$39,969,273	1.1%

Premiums:
Life insurance	419,791	66,706	8,182	361,267	2.3%
Accident and health insurance	427,058	307,916	285,897	405,039	70.6%
Property and liability insurance	997,874	68,445	101,470	1,030,899	9.8%

Total premiums	$1,844,723	$443,067	$395,549	$1,797,205	22.0%

2002
Life insurance in force	$55,642,502	$16,278,521	$861,159	$40,225,140	2.1%

Premiums:
Life insurance	390,271	51,485	9,262	348,048	2.7%
Accident and health insurance	468,709	541,444	481,165	408,430	117.8%
Property and liability insurance	883,644	44,630	22,682	861,696	2.6%

Total premiums	$1,742,624	$637,559	$513,109	$1,618,174	31.7%

American National Insurance Company and Subsidiaries
SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS (IN THOUSANDS)
			Deductions - Describe
Description	Balance at Beginning of Period	Additions Charged to Expense	Amounts Written off Due to Disposal (a)	Amounts Commuted (b)	Balance at End of Period

2004
Investment valuation allowances:
Mortgage loans on real estate	$10,466	$--	$(1,053)	$115	$11,404
Investment real estate	18,700	--	$(210)	$1,450	17,460
Investment in unconsolidated
affiliates	695	--	--	695	0
Other assets	0	--	--	--	0

Total	$29,861	$0	$(1,263)	$2,260	$28,864

2003
Investment valuation allowances:
Mortgage loans on real estate	$11,958	$--	$2,711	$(1,219)	$10,466
Investment real estate	16,503	2,197	$--	$--	18,700
Investment in unconsolidated
affiliates	7,955	--	--	7260	695
Other assets	2,124	--	2,124	--	--

Total	$38,540	$2,197	$4,835	$6,041	$29,861

2002
Investment valuation allowances:
Mortgage loans on real estate	$15,995	$--	$2,446	$1,591	$11,958
Investment real estate	17,193	1,500	$2,190	$--	16,503
Investment in unconsolidated
affiliates	10,053	--	--	2,098	7,955
Other assets	2,124	--	--	--	2,124

Total	$45,365	$1,500	$4,636	$3,689	$38,540

(a) Amounts written off due to disposal represent reductions or (additions) in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.

(b) Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.